UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1.  Reports to Stockholders.

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2018

UBS Liquid Assets Government Fund

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yield for the Fund as of October 31, 2018 was 2.18%, compared to 1.66% on April 30, 2018. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 22 days. By the end of the period the Fund’s WAM was 25 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, and kept the Fund in excess of regulatory daily and weekly liquid minimums.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six-month period. We decreased the Fund’s exposure to direct US government obligations. Conversely, we increased the Fund’s allocation to repurchase agreements backed by those securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2018	Ending account value[1] October 31, 2018	Expenses paid during period[2] 05/01/18 to 10/31/18	Expense ratio during the period

Actual	$1,000.00	$1,009.70	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2018 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.18%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.20
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.13
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.15
Weighted average maturity[2]	25 days

Portfolio composition[3]
US government and agency obligations	71.4%
Repurchase agreements	29.8
Other assets less liabilities	(1.2)
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—71.42%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	$6,000,000	$5,999,826
Federal Home Loan Bank
2.000%, due 11/01/18[2]	50,000,000	50,000,000
2.008%, due 11/02/18[2]	10,000,000	9,999,442
2.015%, due 11/01/18[2]	23,000,000	23,000,000
2.060%, due 12/11/18[2]	20,000,000	19,954,222
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	11,500,000	11,500,000
2.075%, due 11/05/18[2]	25,000,000	24,994,236
2.105%, due 12/05/18[2]	30,000,000	29,940,358
2.124%, due 12/12/18[2]	25,000,000	24,939,525
2.125%, due 11/14/18[2]	17,000,000	16,986,955
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	15,000,000	15,000,000
2.130%, due 12/04/18[2]	5,705,000	5,693,861
2.139%, due 12/14/18[2]	30,000,000	29,923,353
2.140%, due 12/12/18[2]	10,000,000	9,975,628
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	5,000,000	5,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	5,000,000	5,000,000
2.150%, due 11/14/18[2]	30,000,000	29,976,708
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	5,000,000	5,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	5,000,000	5,004,436
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	10,000,000	10,000,077
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	20,000,000	20,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	10,000,000	10,000,000
2.165%, due 11/16/18[2]	50,000,000	49,954,896
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR – 0.130%, 2.169%, due 11/01/18[1]	28,000,000	28,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	8,000,000	8,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	11,000,000	11,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	$11,000,000	$11,000,000
2.175%, due 11/14/18[2]	22,000,000	21,982,721
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	3,000,000	3,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	7,000,000	7,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	34,000,000	34,000,000
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	7,500,000	7,500,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	21,000,000	21,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	6,000,000	6,000,000
2.188%, due 11/30/18[2]	25,000,000	24,955,936
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	10,000,000	10,000,000
2.190%, due 11/28/18[2]	183,000,000	182,699,422
2.190%, due 12/07/18[2]	16,500,000	16,463,865
2.190%, due 12/13/18[2]	50,000,000	49,872,250
2.190%, due 12/17/18[2]	60,000,000	59,832,100
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	11,000,000	11,000,000
2.192%, due 02/22/19[2]	24,200,000	24,033,493
2.193%, due 12/05/18[2]	23,000,000	22,952,363
1 mo. USD LIBOR – 0.080%, 2.194%, due 11/04/18[1]	5,500,000	5,500,000
2.194%, due 12/07/18[2]	40,000,000	39,912,240
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	10,000,000	10,000,000
2.195%, due 12/12/18[2]	23,000,000	22,942,503
2.195%, due 12/14/18[2]	32,000,000	31,916,102
2.200%, due 12/21/18[2]	15,000,000	14,954,167
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	22,000,000	22,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	6,000,000	6,000,777
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	25,000,000	25,000,000
2.220%, due 01/02/19[2]	25,000,000	24,904,417
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	30,000,000	30,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	7,000,000	7,000,000
2.225%, due 01/08/19[2]	21,000,000	20,911,742
2.284%, due 01/18/19[2]	27,500,000	27,363,912
2.299%, due 01/23/19[2]	15,000,000	14,920,493
2.360%, due 03/14/19[2]	35,000,000	34,694,839

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
Federal Home Loan Mortgage Corp.
2.115%, due 12/19/18[2]	$25,000,000	$24,929,500
US Treasury Bills
2.122%, due 11/29/18[2]	20,000,000	19,967,621
2.142%, due 12/06/18[2]	22,000,000	21,955,062
2.262%, due 02/28/19[2]	23,000,000	22,832,283
2.357%, due 01/31/19[2]	22,000,000	21,871,483
Total US government and agency obligations (cost—$1,540,712,814)		1,540,712,814

Repurchase agreements—29.75%
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $260,000 US Treasury Note, 1.875% due 02/28/22; (value—$252,321); proceeds: $245,015	245,000	245,000
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $425,000 Federal Home Loan Bank obligation, 2.625% due 05/28/20, $11,573,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 12/11/25, $568,000 Federal National Mortgage Association obligation, 1.875% due 09/24/26, $1,502,400 US Treasury Inflation Index Note, 0.125% due 04/15/21, $114,475,150 US Treasury Bond STRIPs, zero coupon due 02/15/20 to 08/15/45 and $3,800 US Treasury Bond Principal STRIPs, zero coupon due 08/15/41 to 08/15/47; (value—$118,728,000); proceeds: $116,407,049	116,400,000	116,400,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.180% due 11/01/18, collateralized by $218,717,346 Federal Home Loan Mortgage Corp. obligations, 2.458% to 4.750% due 11/15/28 to 12/15/47, $2,279,938 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.000% due 08/15/42 to 01/15/44, $199,677,374 Federal National Mortgage Association obligations, zero coupon to 5.500% due 07/15/29 to 10/25/48 and $177,643,510 Government National Mortgage Association obligations, 3.000% to 4.000% due 12/20/37 to 11/20/47; (value—$535,500,000); proceeds: $525,031,792	$525,000,000	$525,000,000
Total repurchase agreements (cost—$641,645,000)		641,645,000
Total investments (cost—$2,182,357,814 which approximates cost for federal income tax purposes)—101.17%		2,182,357,814

Liabilities in excess of other assets—(1.17)%		(25,263,976)
Net assets—100.00%		$2,157,093,838

6

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,540,712,814	$—	$1,540,712,814
Repurchase agreements	—	641,645,000	—	641,645,000
Total	$—	$2,182,357,814	$—	$2,182,357,814

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2018 (unaudited)

Assets:
Investments, at value (cost—$1,540,712,814)	$1,540,712,814
Repurchase agreements, at value (cost—$641,645,000)	641,645,000
Total investments in securities, at value (cost—$2,182,357,814)	2,182,357,814
Cash	733
Receivable for interest	466,076
Other assets	35,514
Total assets	2,182,860,137

Liabilities:
Payable for investments purchased	21,871,483
Dividends payable to shareholders	3,758,392
Accrued expenses and other liabilities	136,424
Total liabilities	25,766,299

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,157,095,580
Distributable earnings (losses)	(1,742)
Net assets	$2,157,093,838
Shares outstanding	2,157,092,018
Net asset value per share	$1.00

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2018 (unaudited)
Investment income:
Interest	$14,952,430
Expenses:
Investment advisory and administration fees	375,299
Transfer agency fees	55,592
Professional services	54,728
Reports and notices to shareholders	24,141
State registration fees	22,986
Insurance expense	10,522
Trustees’ fees	8,473
Custody and accounting fees	7,774
Other expenses	33,197
Total expenses	592,712
Fee waivers by investment advisor and administrator	(375,299)
Net expenses	217,413
Net investment income	14,735,017
Net increase in net assets resulting from operations	$14,735,017

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$14,735,017	$13,079,042
Net realized gains	—	19
Net increase in net assets resulting from operations	14,735,017	13,079,061
Total distributions*	(14,735,017)	(13,079,042)
Net increase (decrease) in net assets from beneficial interest transactions	1,057,192,285	(175,685,338)
Net increase (decrease) in net assets	1,057,192,285	(175,685,319)
Net assets:

Beginning of period	1,099,901,553	1,275,586,872
End of period	$2,157,093,838	$1,099,901,553

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(13,079,042).

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.010	0.011	0.004	0.002	0.001	0.001
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.010	0.011	0.004	0.002	0.001	0.001
Dividends from net investment income	(0.010)	(0.011)	(0.004)	(0.002)	(0.001)	(0.001)
Distributions from net realized gains	—	—	—	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.010)	(0.011)	(0.004)	(0.002)	(0.001)	(0.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	0.97%	1.14%	0.42%	0.18%[3]	0.08%	0.11%[4]
Ratios to average net assets:
Expenses before fee waivers	0.08%[5]	0.10%	0.11%	0.13%	0.12%	0.11%
Expenses after fee waivers	0.03%[5]	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income	1.96%[5]	1.13%	0.45%	0.19%	0.08%	0.10%
Supplemental data:
Net assets, end of period (000’s)	$2,157,094	$1,099,902	$1,275,587	$628,919	$427,172	$501,483

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.

[4]

In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of shares outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2018 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2018, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2018, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $49,924,826. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

14

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	6,878,456,344	8,581,720,416
Shares repurchased	(5,831,895,170)	(8,769,866,157)
Dividends reinvested	10,631,111	12,460,403
Net increase (decrease) in shares outstanding	1,057,192,285	(175,685,338)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2018 was ordinary income in the amount of $13,079,042.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the

17

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the three-, five- and ten-year periods and since inception. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the

18

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

19

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2018

Limited Purpose Cash Investment Fund

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yield for the Fund as of October 31, 2018 was 2.11%, versus 1.54% on April 30, 2018 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 28 days when the reporting period began. At period end on October 31, 2018, it was 29 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government and agency securities.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we increased the Fund’s exposure to repurchase agreements and decreased its exposure to direct US government and agency obligations. Elsewhere, the Fund’s small position in time deposits was unchanged. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2018	Ending account value[1] October 31, 2018	Expenses paid during period[2] 05/01/18 to 10/31/18	Expense ratio during the period
Actual	$1,000.00	$1,009.50	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2018 (unaudited)

Limited Purpose Cash Investment Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.11%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.13
Seven-day current yield before fee waivers and/or expense reimbursements[1]	2.05
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	2.07
Weighted average maturity[2]	29 days

Portfolio composition[3]
US government and agency obligations	62.3%
Repurchase agreements	37.9
Time deposits	1.8
Other assets less liabilities	(2.0)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—62.25%
Federal Home Loan Bank 2.036%, due 11/09/18[1]	$26,000,000	$25,987,405
2.150%, due 11/14/18[1]	70,000,000	69,944,895
2.185%, due 12/18/18[1]	75,000,000	74,781,646
2.190%, due 11/28/18[1]	65,000,000	64,893,725
2.220%, due 01/02/19[1]	75,000,000	74,702,917
2.265%, due 01/10/19[1]	125,000,000	124,440,972
2.300%, due 01/23/19[1]	35,330,000	35,142,653
2.310%, due 01/25/19[1]	47,650,000	47,391,234
US Treasury Bills 2.035%, due 11/01/18[1]	202,000,000	202,000,000
2.050%, due 11/08/18[1]	677,000,000	676,724,873
2.075%, due 11/15/18[1]	300,000,000	299,753,540
2.113%, due 11/29/18[1]	275,000,000	274,537,734
2.119%, due 11/23/18[1]	224,000,000	223,705,518
2.136%, due 12/20/18[1]	199,000,000	198,417,648
2.142%, due 12/06/18[1]	61,000,000	60,873,531
2.148%, due 01/10/19[1]	31,000,000	30,866,108
2.151%, due 12/13/18[1]	63,000,000	62,842,343
2.207%, due 12/27/18[1]	168,000,000	167,425,067
2.210%, due 12/11/18[1]	64,000,000	63,846,933
2.226%, due 01/17/19[1]	82,000,000	81,606,910
2.227%, due 02/14/19[1]	30,000,000	29,798,750
2.230%, due 02/07/19[1]	48,000,000	47,700,773
2.234%, due 01/31/19[1]	131,000,000	130,242,520
2.236%, due 01/24/19[1]	95,000,000	94,499,865
2.238%, due 02/21/19[1]	46,000,000	45,670,844
2.297%, due 02/28/19[1]	114,000,000	113,133,754
2.384%, due 03/28/19[1]	40,000,000	39,615,554
2.474%, due 04/25/19[1]	65,000,000	64,240,877
2.492%, due 05/02/19[1]	49,000,000	48,398,345
US Treasury Notes 1.125%, due 01/31/19	100,000,000	99,707,020
1.250%, due 12/31/18	100,000,000	99,839,270
1.375%, due 11/30/18	100,000,000	99,936,123
1.500%, due 12/31/18	150,000,000	149,819,367
Total US government and agency obligations (cost—$3,922,683,423)		3,922,488,714

Time deposits—1.82%
Banking-non-US—1.82%
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	60,000,000	60,000,000
Natixis 2.160%, due 11/01/18	55,000,000	55,000,000
Total time deposits (cost—$115,000,000)		115,000,000

Repurchase agreements—37.88%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $166,620,300 US Treasury Bond, 3.125% due 08/15/44 and $840,811,700 US Treasury Notes, 1.500% to 3.000% due 12/31/21 to 08/15/26; (value—$969,000,022); proceeds: $950,057,792	950,000,000	950,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.200% due 11/01/18, collateralized by $36,118,600 US Treasury Bill, zero coupon due 04/04/19, $145,917,400 US Treasury Inflation Index Note, 1.375% due 01/15/20 and $350,642,000 US Treasury Notes, 2.375% to 2.750% due 04/30/20 to 09/30/20; (value—$557,940,091); proceeds: $547,033,428	$547,000,000	$ 547,000,000

Repurchase agreement dated 10/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.210% due 11/01/18, collateralized by $77,208,000 Federal Home Loan Bank obligations, zero coupon due 11/21/18 to 04/10/19, $679,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 09/15/27, $23,970,000 Federal National Mortgage Association obligation, zero coupon due 04/01/19, $37,191,000 Federal National Mortgage Association Principal STRIPs obligations, zero coupon due 10/08/27 to 11/15/30 and $19,737,000 Federal National Mortgage Association STRIPs obligations, zero coupon due 01/15/22 to 01/15/26; (value—$142,800,092); proceeds: $140,008,594

	140,000,000	140,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $55,938,200 US Treasury Bills, zero coupon due 12/11/18 to 05/23/19, $90,237,400 US Treasury Bonds, 2.250% to 3.750% due 08/15/41 to 11/15/47, $83,616,800 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/28, $553,355,700 US Treasury Notes, 1.375% to 3.625% due 04/30/19 to 05/15/27 and $8,662,637 US Treasury Bond Principal STRIPs, zero coupon due 08/15/21 to 05/15/23; (value—$765,000,088); proceeds: $750,045,000	750,000,000	750,000,000
Total repurchase agreements (cost—$2,387,000,000)		2,387,000,000
Total investments (cost—$6,424,683,423)—101.95%		6,424,488,714

Liabilities in excess of other assets—(1.95)%		(122,896,647)
Net assets—100.00%		$6,301,592,067

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$3,922,488,714	$—	$3,922,488,714
Time deposits	—	115,000,000	—	115,000,000
Repurchase agreements	—	2,387,000,000	—	2,387,000,000
Total	$—	$6,424,488,714	$—	$6,424,488,714

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2018 (unaudited)

Assets:
Investments, at value (cost—$4,037,683,423)	$4,037,488,714
Repurchase agreements, at value (cost—$2,387,000,000)	2,387,000,000
Total investments in securities, at value (cost—$6,424,683,423)	6,424,488,714
Cash	766,333
Receivable for interest	2,193,904
Total assets	6,427,448,951

Liabilities:
Payable for investments purchased	113,020,135
Dividends payable to shareholders	12,187,459
Payable to affiliate	649,290
Total liabilities	125,856,884

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$6,301,788,577
Distributable earnings (losses)	(196,510)
Net assets	$6,301,592,067
Shares outstanding	6,302,309,607
Net asset value per share	$0.9999

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2018 (unaudited)
Investment income:
Interest	$64,114,153
Expenses:
Investment advisory and administration fees	3,960,113
Trustees’ fees	48,053
Total expenses	4,008,166
Fee waivers and/or expense reimbursements by investment advisor and administrator	(2,004,083)
Net expenses	2,004,083
Net investment income	62,110,070
Net realized gains	68
Net change in unrealized appreciation	343,761
Net realized and unrealized gains from investment activities	343,829
Net increase in net assets resulting from operations	$62,453,899

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$62,110,070	$69,414,885
Net realized gains (losses)	68	(1,869)
Net change in unrealized appreciation (depreciation)	343,761	(477,018)
Net increase in net assets resulting from operations	62,453,899	68,935,998
Total distributions*	(62,110,070)	(69,414,885)
Net increase (decrease) in net assets from beneficial interest transactions	(789,132,202)	5,120,895,167
Net increase (decrease) in net assets	(788,788,373)	5,120,416,280
Net assets:

Beginning of period	7,090,380,440	1,969,964,160
End of period	$6,301,592,067	$7,090,380,440

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(69,414,885).

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018	For the period from April 11, 2017[1] to April 30, 2017
Net asset value, beginning of period	$0.9998	$1.0000	$1.0000
Net investment income	0.0094	0.0109	0.0004
Net realized and unrealized gains (losses)	0.0001	(0.0002)	0.0000 [2]
Net increase from operations	0.0095	0.0107	0.0004
Dividends from net investment income	(0.0094)	(0.0109)	(0.0004)
Net asset value, end of period	$0.9999	$0.9998	$1.0000
Total investment return[3]	0.95%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%[4]	0.06%	0.06%[4]
Net investment income	1.86%[4]	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$6,301,592	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund: Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates: Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2018, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2018, UBS AM is owed $1,000,864 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2019, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2018, UBS AM waived $2,004,083 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2018, UBS AM owed the Fund $351,574.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2018, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2018, the Fund did not purchase or sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2018		For the year ended April 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	12,156,098,355	$12,154,937,437	21,661,660,292	$21,658,681,714
Shares repurchased	(12,976,363,919)	(12,975,137,238)	(16,572,469,392)	(16,570,070,251)
Dividends reinvested	31,070,171	31,067,599	32,288,488	32,283,704
Net increase (decrease)	(789,195,393)	$(789,132,202)	5,121,479,388	$5,120,895,167

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2018, was ordinary income in the amount of $69,414,885.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$19,237
Gross unrealized depreciation	(213,946)
Net unrealized depreciation	$(194,709)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures

14

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to registered investment companies advised by AQR Capital Management, LLC for daily cash sweep, and potentially for securities lending collateral management, purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

17

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-year and since inception periods ended April 30, 2018 and (b) annualized performance information for each year in the two-year period ended April 30, 2018. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was slightly below the median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

18

Limited Purpose Cash Investment Fund

Board approval of investment advisory agreement (unaudited)

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

19

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2018

UBS RMA Government Money Market Fund

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yield for the Fund as of October 31, 2018 was

1.71%, versus 1.24% on April 30, 2018. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 24 days when the reporting period began. At period end on October 31, 2018, it was 28 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.

At the security level, we increased the Master Fund’s exposure to direct US government and agency obligations and slightly increased its allocation to repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or similar program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2018	Ending account value[2] October 31, 2018	Expenses paid during period[3] 05/01/18 to 10/31/18	Expense ratio during the period
Actual	$1,000.00	$1,007.40	$2.48	0.49%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	2.50	0.49

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2018 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.71%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.73
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.71
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.73
Weighted average maturity[2]	28 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2018 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$4,884,621,183, which approximates cost for federal income tax purposes)	$4,884,621,183
Other assets	76,247
Total assets	4,884,697,430

Liabilities:
Dividends payable to shareholders	6,776,098
Payable to affiliate	2,939,670
Accrued expenses and other liabilities	620,234
Total liabilities	10,336,002

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,874,429,891 outstanding	$4,874,429,891
Distributable earnings (losses)	(68,463)
Net assets	$4,874,361,428
Net asset value per share	$1.00

See accompanying notes to financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2018 (unaudited)
Investment income:
Interest income allocated from Master Fund	$52,798,544
Expenses allocated from Master Fund	(2,709,296)
Net investment income allocated from Master Fund	50,089,248
Expenses:
Service fees	6,765,408
Administration fees	2,705,696
Transfer agency and related services fees	816,115
Reports and notices to shareholders	94,545
State registration fees	76,295
Professional fees	42,157
Trustees’ fees	23,795
Insurance fees	14,652
Accounting fees	4,985
Other expenses	63,486
Net expenses	10,607,134
Net investment income	39,482,114
Net realized gains allocated from Master Fund	1,363
Net increase in net assets resulting from operations	$39,483,477

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$ 39,482,114	$ 43,840,890
Net realized gains (losses)	1,363	(69,826)
Net increase in net assets resulting from operations	39,483,477	43,771,064
Total distributions*	(39,482,114)	(44,026,306)
Net decrease in net assets from beneficial interest transactions	(887,901,941)	(2,454,386,117)
Net decrease in net assets	(887,900,578)	(2,454,641,359)
Net assets:

Beginning of period	5,762,262,006	8,216,903,365
End of period	$4,874,361,428	$5,762,262,006

*Distribution

balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(43,840,890) and $(185,416), respectively.

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.007	0.007	0.001
Net realized gains	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.007	0.007	0.001
Dividends from net investment income	(0.007)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.007)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.74%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%[5]	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.49%[5]	0.49%	0.41%[5]
Net investment income[4]	1.46%[5]	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,874,361	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (34.60% at October 31, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2018, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$839,904

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2018, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$2,099,766

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM—US did not owe and/or waive fees/reimburse expenses under this undertaking.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the six months ended October 31, 2018, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$460,426

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	29,044,736,133	58,479,716,844
Shares repurchased	(29,967,916,414)	(60,971,727,684)
Dividends reinvested	35,278,340	37,624,723
Net decrease in shares outstanding	(887,901,941)	(2,454,386,117)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2018 was ordinary income in the amount of $44,026,306.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

12

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR - 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR - 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank 2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR - 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR - 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR - 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR - 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR - 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR - 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR - 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR - 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR - 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR - 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR - 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR - 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR - 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR - 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR - 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR - 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR - 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR - 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR - 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR - 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR - 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR - 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR - 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR - 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR - 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR - 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR - 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR - 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR - 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR - 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR - 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR - 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR - 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR - 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR - 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR - 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR - 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$85,000,000
1 mo. USD LIBOR - 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR - 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp. 2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills 2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$ 100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$ 500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

October 31, 2018 (unaudited)

Assets:
Investments, at value (cost—$10,523,067,001)	$10,523,067,001
Repurchase agreements, at value (cost—$3,820,000,000)	3,820,000,000
Total investments in securities, at value (cost—$14,343,067,001)	$14,343,067,001
Cash	7,728,466
Receivable for interest	7,181,828
Total assets	14,357,977,295

Liabilities:
Payable for investments purchased	240,917,849
Payable to affiliate	2,406,737
Total liabilities	243,324,586
Net assets, at value	$14,114,652,709

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the six months ended October 31, 2018 (unaudited)
Investment income:
Interest	$148,977,986
Expenses:
Investment advisory and administration fees	7,594,525
Trustees’ fees and expenses	39,762
Net expenses	7,634,287
Net investment income	141,343,699
Net realized gains	3,855
Net increase in net assets resulting from operations	$141,347,554

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$ 141,343,699	$ 168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

Government Master Fund

Notes to financial statements (unaudited)

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

Government Master Fund

Notes to financial statements (unaudited)

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$2,406,737

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

Government Master Fund

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2018, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during the period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being considered an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2018, the Master Fund did not purchase or sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

If any such transactions had occurred, Morgan Stanley would have received compensation in connection with such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

Government Master Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the

29

Government Master Fund

Board approval of investment advisory agreement (unaudited)

Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different

30

Government Master Fund

Board approval of investment advisory agreement (unaudited)

financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

In light of the foregoing, the board determined that the management fees for the Master Fund were reasonable in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with the Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Fund and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

31

Government Master Fund

Board approval of investment advisory agreement (unaudited)

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

32

Government Master Fund

Board approval of investment advisory agreement (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

33

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1661

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2018

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, in any) were as follows:

•	UBS Select Prime Institutional Fund: 2.21% as of October 31, 2018, versus 1.86% on April 30, 2018.

•	UBS Select Government Institutional Fund: 2.02% as of October 31, 2018, versus 1.56% as of April 30, 2018.

•	UBS Select Treasury Institutional Fund: 2.05% as of October 31, 2018, versus 1.50% on April 30, 2018.

•	UBS Prime Reserves Fund: 2.15% as of October 31, 2018, versus 1.76% on April 30, 2018.

•	UBS Tax-Free Reserves Fund: 1.44% as of October 31, 2018, versus 1.48% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2018, the Master Fund’s WAM was 22 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to time deposits. Conversely, we decreased its exposures to commercial paper and repurchase agreements. The Master Fund’s allocation to certificates of deposit was the same percentage at April 30th and October 31st. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2018, it was 28 days. At the security level, we increased the Master Fund’s exposure to direct US government obligations and slightly increased its allocation to repurchase agreements backed by government securities.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by US Treasuries and reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to time deposits and certificates of deposit. Conversely, we reduced its allocations to commercial paper and repurchase agreements, while eliminating its small position in US government and agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 13 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a

2

UBS Institutional/Reserves Funds

measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value[2] October 31, 2018	Expenses paid during period[3] 05/01/18 to 10/31/18	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,010.30	$0.76	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,009.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,009.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Prime Reserves Fund
Actual	$1,000.00	$1,009.90	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,005.90	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.21%
Seven-day effective yield after fee waivers[1]	2.23
Seven-day current yield before fee waivers[1]	2.19
Seven-day effective yield before fee waivers[1]	2.21
Weighted average maturity[2]	22 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.02%
Seven-day effective yield after fee waivers[1]	2.05
Seven-day current yield before fee waivers[1]	2.02
Seven-day effective yield before fee waivers[1]	2.05
Weighted average maturity[2]	28 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.05%
Seven-day effective yield after fee waivers[1]	2.07
Seven-day current yield before fee waivers[1]	2.05
Seven-day effective yield before fee waivers[1]	2.07
Weighted average maturity[2]	18 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.15%
Seven-day effective yield after fee waivers[1]	2.17
Seven-day current yield before fee waivers[1]	2.15
Seven-day effective yield before fee waivers[1]	2.17
Weighted average maturity[2]	21 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.44%
Seven-day effective yield after fee waivers[1]	1.45
Seven-day current yield before fee waivers[1]	1.44
Seven-day effective yield before fee waivers[1]	1.45
Weighted average maturity[2]	13 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2018 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$7,547,028,547; $1,590,087,953; $5,170,243,884; $2,023,095,698 and $1,783,074,039, respectively, which approximates cost for federal income tax purposes)	$7,546,866,548

Liabilities:
Dividends payable to shareholders	13,661,241
Payable to affiliate	662,663
Total liabilities	14,323,904

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 7,532,053,799; 1,587,223,066; 5,161,332,210; 2,019,300,858 and 1,780,756,188 outstanding, respectively	$7,532,688,547
Distributable earnings (losses)	(145,903)
Net assets	$7,532,542,644
Net asset value per share	$1.0001

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$1,590,087,953	$5,170,243,884	$2,023,095,698	$1,783,074,039

2,663,882	8,259,902	3,538,688	2,090,353
209,952	641,275	256,040	227,255
2,873,834	8,901,177	3,794,728	2,317,608

$1,587,223,066	$5,161,332,210	$2,019,300,858	$1,780,756,188
(8,947)	10,497	112	243
$1,587,214,119	$5,161,342,707	$2,019,300,970	$1,780,756,431
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2018 (unaudited)

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$72,440,236
Expenses allocated from Master Fund	(3,311,952)
Net investment income allocated from Master Fund	69,128,284
Expenses:
Administration fees	2,624,932
Trustees’ fees	22,260
2,647,192
Fee waivers and/or Trustees’ fees reimbursement by administrator	(928,715)
Net expenses	1,718,477
Net investment income	67,409,807
Net realized gains allocated from Master Fund	15,630
Net change in unrealized depreciation allocated from Master Fund	(312,905)
Net increase in net assets resulting from operations	$67,112,532

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$15,086,480	$46,625,564	$20,175,965	$12,559,434
(769,226)	(2,383,837)	(943,184)	(936,806)
14,317,254	44,241,727	19,232,781	11,622,628

604,192	1,885,934	742,486	737,703
10,658	19,501	11,366	11,286
614,850	1,905,435	753,852	748,989
—	—	—	—
614,850	1,905,435	753,852	748,989
13,702,404	42,336,292	18,478,929	10,873,639
456	23	—	—
—	—	—	—
$13,702,860	$42,336,315	$18,478,929	$10,873,639

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$67,409,807	$57,719,353
Net realized gains	15,630	5,946
Net change in unrealized depreciation	(312,905)	(307,898)
Net increase in net assets resulting from operations	67,112,532	57,417,401
Total distributions*	(67,409,816)	(57,732,794)
Net increase in net assets from beneficial interest transactions	2,306,273,179	2,919,690,548
Net increase in net assets	2,305,975,895	2,919,375,155
Net assets:

Beginning of period	5,226,566,749	2,307,191,594
End of period	$7,532,542,644	$5,226,566,749

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(57,719,353) and $(13,441), respectively.

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$13,702,404	$13,861,321
Net realized gains (losses)	456	(9,403)
Net increase in net assets resulting from operations	13,702,860	13,851,918
Total distributions*	(13,702,404)	(13,879,088)
Net increase in net assets from beneficial interest transactions	180,355,446	302,412,715
Net increase in net assets	180,355,902	302,385,545
Net assets:

Beginning of period	1,406,858,217	1,104,472,672
End of period	$1,587,214,119	$1,406,858,217

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(13,861,321) and $(17,767), respectively.

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$42,336,292	$50,831,918
Net realized gains	23	10,474
Net increase in net assets resulting from operations	42,336,315	50,842,392
Total distributions*	(42,336,292)	(50,869,261)
Net increase in net assets from beneficial interest transactions	829,496,919	59,037,544
Net increase in net assets	829,496,942	59,010,675
Net assets:

Beginning of period	4,331,845,765	4,272,835,090
End of period	$5,161,342,707	$4,331,845,765

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(50,831,918) and $(37,343), respectively.

	UBS Prime Reserves Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$18,478,929	$14,611,397
Net realized gains	—	112
Net increase in net assets resulting from operations	18,478,929	14,611,509
Total distributions*	(18,478,929)	(14,612,420)
Net increase in net assets from beneficial interest transactions	424,614,133	852,013,536
Net increase in net assets	424,614,133	852,012,625
Net assets:

Beginning of period	1,594,686,837	742,674,212
End of period	$2,019,300,970	$1,594,686,837

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(14,611,397) and $(1,023), respectively.

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$10,873,639	$13,446,324
Net increase in net assets resulting from operations	10,873,639	13,446,324
Total distributions*	(10,873,639)	(13,446,324)
Net increase (decrease) in net assets from beneficial interest transactions	(155,514,837)	566,447,625
Net increase (decrease) in net assets	(155,514,837)	566,447,625
Net assets:

Beginning of period	1,936,271,268	1,369,823,643
End of period	$1,780,756,431	$1,936,271,268

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(13,446,324).

See accompanying notes to financial statements.

14

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0102	0.0133	0.0057	0.002	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	(0.0000)[2]	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0102	0.0132	0.0061	0.002	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0102)	(0.0133)	(0.0057)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0102)	(0.0133)	(0.0059)	(0.002)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	1.03%	1.33%	0.61%	0.17%	0.03%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.15%[5]	0.12%	0.15%	0.18%	0.18%	0.18%
Net investment income[4]	2.04%[5]	1.37%	0.51%	0.18%	0.03%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$7,532,543	$5,226,567	$2,307,192	$4,355,349	$4,140,538	$4,385,243

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018	For the period from July 26, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003
Net realized gains (losses)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.009	0.010	0.003
Dividends from net investment income	(0.009)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.009)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.90%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.13%[5]
Net investment income[4]	1.78%[5]	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,587,214	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.009	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.009)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.90%	1.00%	0.30%	0.06%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.12%	0.06%	0.06%
Net investment income[3]	1.78%[4]	0.98%	0.30%	0.05%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$5,161,343	$4,331,846	$4,272,835	$3,828,119	$4,291,607	$4,282,804

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
		2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.012	0.005	0.001
Net realized gains	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.010	0.012	0.005	0.001
Dividends from net investment income	(0.010)	(0.012)	(0.005)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.010)	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.99%	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.08%[5]
Net investment income[4]	1.96%[5]	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,019,301	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.006	0.008	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.006	0.008	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.006)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.006)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.59%	0.83%	0.38%	0.03%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.05%	0.04%	0.08%
Net investment income[3]	1.16%[4]	0.84%	0.44%	0.02%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,780,756	$1,936,271	$1,369,824	$345,449	$445,154	$483,311

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016 and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (66.15% for Prime Institutional Fund, 11.27% for Government Institutional Fund, 29.11% for Treasury Institutional Fund, 62.18% for Prime Reserves Fund, and 70.05% for Tax-Free Reserves Fund at October 31, 2018.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

20

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2018, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates.

21

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$790,630
Government Institutional Fund	209,952
Treasury Institutional Fund	641,275
Prime Reserves Fund	256,040
Tax-Free Reserves Fund	227,255

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2018, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

Effective May 1, 2018 through September 30, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.03% of its administrative fees. Effective October 1, 2018 through October 31, 2018, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At October 31, 2018, UBS AM owed Prime Institutional Fund and for the period ended October 31, 2018, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$127,967	$928,715

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2018		For the year ended April 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	8,551,337,989	$8,552,447,225	11,603,840,341	$11,604,595,479
Shares repurchased	(6,302,719,898)	(6,303,541,759)	(8,732,124,862)	(8,732,551,362)
Dividends reinvested	57,359,031	57,367,713	47,644,450	47,646,431
Net increase	2,305,977,122	$2,306,273,179	2,919,359,929	$2,919,690,548

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	1,868,209,416	3,494,043,308
Shares repurchased	(1,699,573,745)	(3,203,113,355)
Dividends reinvested	11,719,775	11,482,762
Net increase in shares outstanding	180,355,446	302,412,715

Treasury Institutional Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	9,088,022,406	19,697,386,343
Shares repurchased	(8,296,067,445)	(19,682,724,334)
Dividends reinvested	37,541,958	44,375,535
Net increase in shares outstanding	829,496,919	59,037,544

Prime Reserves Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	2,314,825,576	3,097,203,241
Shares repurchased	(1,906,135,476)	(2,256,910,161)
Dividends reinvested	15,924,033	11,720,456
Net increase in shares outstanding	424,614,133	852,013,536

23

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Tax-Free Reserves Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	1,719,020,902	3,120,834,966
Shares repurchased	(1,884,462,499)	(2,565,152,299)
Dividends reinvested	9,926,760	10,764,958
Net increase (decrease) in shares outstanding	(155,514,837)	566,447,625

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2018 was as follows:

Fund	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Institutional Fund	$—	$57,732,794	$—	$—
Government Institutional Fund	—	13,879,088	—	—
Treasury Institutional Fund	—	50,869,261	—	—
Prime Reserves Fund	—	14,612,420	—	—
Tax-Free Reserves Fund	13,446,324	—	—	—

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,010.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,010.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	48.1%
France	8.8
Sweden	8.0
Japan	6.3
Singapore	5.5
Total	76.7%

Portfolio composition[2]
Commercial paper	52.3%
Certificates of deposit	22.8
Time deposits	16.7
Repurchase agreements	8.1
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

30

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
Repurchase agreements	64.6%
US government obligations	38.0
Other assets less liabilities	(2.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	46.5%
France	10.5
Sweden	10.2
Japan	6.2
Canada	4.2
Total	77.6%

Portfolio composition[2]
Commercial paper	47.0%
Time deposits	20.0
Certificates of deposit	18.7
Repurchase agreements	15.1
Other assets less liabilities	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
Municipal bonds and notes	90.5%
Tax-exempt commercial paper	9.3
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—16.68%
Banking-non-US—16.68%
ABN Amro Funding USA LLC 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	320,000,000	320,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	380,000,000	380,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	150,000,000	150,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	200,000,000	200,000,000
Natixis 2.160%, due 11/01/18	403,000,000	403,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	250,000,000	250,000,000
Total time deposits (cost—$1,903,000,000)		1,903,000,000

Certificates of deposit—22.84%
Banking-non-US—20.30%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	40,000,000	40,005,972
3 mo. USD LIBOR + 0.180%, 2.578%, due 01/03/19[1]	40,000,000	40,012,607
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.456%, due 11/01/18[1]	50,000,000	50,003,585
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.170%, 2.447%, due 11/07/18[1]	50,000,000	50,009,498
1 mo. USD LIBOR + 0.200%, 2.461%, due 11/02/18[1]	10,000,000	9,998,894
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	48,000,000	48,002,721
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	38,000,000	38,020,202
KBC Bank NV 2.190%, due 11/01/18	157,000,000	156,999,992
Mizuho Bank Ltd.
2.280%, due 11/06/18	100,000,000	100,001,234
2.300%, due 12/05/18	120,000,000	120,006,870
MUFG Bank Ltd. 2.180%, due 11/06/18	115,000,000	114,998,963
Nordea Bank AB
3 mo. USD LIBOR + 0.070%, 2.382%, due 11/21/18[1]	42,000,000	41,992,948
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	57,000,000	56,989,444
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	46,000,000	46,021,665
Norinchukin Bank Ltd. 2.200%, due 11/01/18	280,000,000	279,999,964

	Face Amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.180%, 2.467%, due 11/26/18[1]	$50,000,000	$50,014,442
2.480%, due 02/05/19	88,000,000	87,990,932
1 mo. USD LIBOR + 0.200%, 2.482%, due 11/19/18[1]	60,000,000	60,000,000
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	40,000,000	40,004,401
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/14/18[1]	40,000,000	40,004,613
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	43,000,000	42,997,980
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	38,000,000	38,008,891
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	38,000,000	38,009,226
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	42,000,000	41,999,765
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	50,000,000	49,994,606
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	45,000,000	45,012,511
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	45,000,000	45,017,442
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	38,000,000	38,000,322
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Svenska Handelsbanken
3 mo. USD LIBOR + 0.100%, 2.443%, due 11/07/18[1]	20,000,000	19,998,958
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	30,000,000	30,000,175
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	20,000,000	19,995,233
1 mo. USD LIBOR + 0.210%, 2.492%, due 11/23/18[1]	20,000,000	20,001,476
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	20,000,000	19,999,484
3 mo. USD LIBOR + 0.100%, 2.620%, due 01/30/19[1]	38,000,000	37,999,954
Swedbank AB 2.200%, due 11/01/18	114,500,000	114,500,030
1 mo. USD LIBOR + 0.200%, 2.487%, due 11/26/18[1]	50,000,000	50,005,045
Toronto Dominion Bank Ltd. 2.350%, due 01/17/19	117,000,000	116,984,151

		2,315,608,728

Banking-US—2.54%
Branch Banking & Trust Co. 2.190%, due 11/06/18	80,000,000	79,999,625
Citibank N.A. 2.430%, due 01/07/19	100,000,000	99,992,606

34

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	$38,000,000	$38,008,554
Wells Fargo Bank N.A.
1 mo. USD LIBOR + 0.240%, 2.519%, due 11/05/18[1]	30,000,000	30,007,549
3 mo. USD LIBOR + 0.190%, 2.598%, due 11/05/18[1]	42,000,000	42,014,923

		290,023,257
Total certificates of deposit (cost—$2,605,528,823)		2,605,631,985

Commercial paper[2]—52.27%
Asset backed-miscellaneous—24.76%
Albion Capital Corp. 2.280%, due 11/15/18	65,000,000	64,938,791
Antalis S.A. 2.320%, due 11/09/18	24,000,000	23,986,410
2.330%, due 12/13/18	38,000,000	37,893,790
2.410%, due 11/30/18	14,000,000	13,973,050
Atlantic Asset Securitization LLC 2.170%, due 11/01/18	100,000,000	99,993,861
Barton Capital Corp. 2.150%, due 11/06/18	45,000,000	44,983,207
2.180%, due 11/01/18	18,000,000	17,998,908
2.270%, due 11/05/18	25,000,000	24,992,264
2.280%, due 11/14/18	75,000,000	74,932,071
2.290%, due 12/11/18	60,000,000	59,834,633
2.320%, due 12/17/18	20,000,000	19,936,028
2.420%, due 01/03/19	25,000,000	24,889,111
2.520%, due 01/16/19	60,000,000	59,673,776
Cancara Asset Securitisation LLC 2.260%, due 11/05/18	30,000,000	29,990,604
2.260%, due 11/08/18	85,000,000	84,957,273
2.260%, due 11/19/18	85,500,000	85,396,754
2.270%, due 11/06/18	35,100,000	35,086,791
2.270%, due 11/28/18	10,000,000	9,982,064
2.280%, due 12/06/18	20,000,000	19,953,520
Charta LLC 2.200%, due 11/14/18	20,000,000	19,982,150
2.410%, due 01/07/19	75,000,000	74,653,058
Fairway Finance Corp. 2.310%, due 12/17/18	6,000,000	5,981,451
2.390%, due 01/07/19	15,000,000	14,931,065
Gotham Funding Corp. 2.400%, due 01/07/19	50,000,000	49,771,822
2.600%, due 01/16/19	75,000,000	74,602,327
Liberty Street Funding LLC 2.260%, due 11/08/18	30,000,000	29,984,920
2.310%, due 01/04/19	15,000,000	14,934,810
2.320%, due 11/19/18	50,000,000	49,939,622
2.320%, due 12/10/18	50,000,000	49,870,389
2.320%, due 12/13/18	32,000,000	31,910,560
2.330%, due 01/07/19	35,000,000	34,839,813
2.400%, due 01/02/19	24,000,000	23,899,368
LMA Americas LLC 2.270%, due 11/14/18	40,000,000	39,964,533
2.290%, due 11/05/18	35,000,000	34,988,917

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	$98,000,000	$97,913,183
2.400%, due 01/07/19	14,500,000	14,433,308
Nieuw Amsterdam Receivables Corp.
2.280%, due 12/03/18	50,000,000	49,889,129
2.280%, due 12/04/18	100,000,000	99,771,539
2.410%, due 01/07/19	75,000,000	74,647,250
Old Line Funding LLC 2.290%, due 12/20/18	25,000,000	24,918,160
2.300%, due 01/03/19	30,000,000	29,871,840
2.300%, due 01/04/19	25,000,000	24,891,306
2.370%, due 12/11/18	64,000,000	63,829,732
2.400%, due 01/15/19	25,000,000	24,869,586
1 mo. USD LIBOR + 0.160%, 2.462%, due 11/01/18[1]	30,000,000	29,998,821
1 mo. USD LIBOR + 0.190%, 2.480%, due 11/19/18[1]	50,000,000	49,994,594
1 mo. USD LIBOR + 0.250%, 2.537%, due 11/19/18[1]	22,000,000	22,006,706
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	25,000,000	25,012,833
Regency Markets No. 1 LLC 2.200%, due 11/01/18	45,233,000	45,230,179
Sheffield Receivables Corp. 2.250%, due 11/13/18	29,000,000	28,976,176
2.250%, due 11/26/18	32,000,000	31,947,052
2.260%, due 11/07/18	26,000,000	25,988,575
2.320%, due 11/02/18	51,000,000	50,993,634
2.350%, due 01/14/19	100,000,000	99,473,958
2.410%, due 02/11/19	50,000,000	49,619,616
2.530%, due 01/25/19	61,000,000	60,618,645
Starbird Funding Corp. 2.160%, due 11/05/18	40,000,000	39,987,472
2.200%, due 11/01/18	20,000,000	19,998,753
2.260%, due 11/13/18	35,000,000	34,971,246
Thunder Bay Funding LLC 2.280%, due 12/17/18	20,000,000	19,938,639
2.310%, due 12/10/18	57,000,000	56,852,243
2.350%, due 01/22/19	42,000,000	41,762,080
2.370%, due 12/14/18	40,000,000	39,885,453
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	67,000,000	66,998,445
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	40,000,000	39,999,685
Victory Receivables Corp. 2.300%, due 11/28/18	55,000,000	54,901,354

		2,823,838,903

Banking-non-US—19.75%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	42,000,000	42,004,911
ASB Finance Ltd.
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,015,506

35

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	$38,000,000	$38,008,453
Bank of China Hong Kong Ltd. 2.300%, due 11/09/18	208,000,000	207,886,536
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	38,000,000	38,004,261
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/26/18[1]	38,000,000	38,020,425
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,008,234
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	114,000,000	113,999,109
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	42,000,000	42,001,174
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.190%, 2.470%, due 11/20/18[1]	50,000,000	49,999,158
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	42,000,000	42,022,989
China Construction Bank Corp. 2.310%, due 11/14/18	100,000,000	99,909,117
2.330%, due 11/19/18	86,000,000	85,893,290
DBS Bank Ltd. 2.335%, due 12/21/18	58,000,000	57,803,129
2.350%, due 01/11/19	65,000,000	64,681,240
2.460%, due 02/04/19	40,500,000	40,228,488
2.460%, due 02/05/19	40,500,000	40,225,442
DnB NOR Bank ASA 2.400%, due 01/17/19	86,000,000	85,543,484
1 mo. USD LIBOR + 0.160%, 2.440%, due 11/15/18[1]	50,000,000	49,991,779
Federation Des Caisses 2.190%, due 11/01/18	134,000,000	133,991,868
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	40,000,000	40,009,198
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	32,000,000	31,996,103
2.350%, due 11/14/18	130,000,000	129,885,795
2.370%, due 11/16/18	87,000,000	86,912,188
2.400%, due 11/26/18	95,000,000	94,840,342
Mitsubishi UFJ Trust & Banking Corp. 2.420%, due 01/04/19	100,000,000	99,566,667
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	50,000,000	50,016,751
Nationwide Building Society 2.290%, due 12/10/18	95,000,000	94,753,316
Sumitomo Mitsui Trust Bank Corp. 2.290%, due 12/10/18	35,000,000	34,910,672
2.300%, due 12/05/18	45,000,000	44,900,338
2.420%, due 01/07/19	110,000,000	109,494,268
2.560%, due 01/22/19	50,000,000	49,705,581

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Toronto Dominion Bank Ltd.
3 mo. USD LIBOR + 0.080%, 2.423%, due 11/01/18[1]	$40,000,000	$40,005,004

		2,253,234,816

Banking-US—1.86%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 2.429%, due 11/05/18[1]	20,000,000	20,004,306
1 mo. USD LIBOR + 0.260%, 2.540%, due 11/20/18[1]	47,000,000	47,023,982
J.P. Morgan Securities 2.280%, due 11/28/18	55,000,000	54,901,012
2.320%, due 12/11/18	90,000,000	89,759,227

		211,688,527

Energy-integrated—2.15%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/01/18	15,000,000	14,999,081
2.320%, due 11/02/18	95,000,000	94,988,352
2.330%, due 11/06/18	135,000,000	134,950,095

		244,937,528

Finance-other—3.75%
CNPC Finance HK Ltd. 2.430%, due 11/01/18	160,000,000	159,989,445
2.430%, due 11/06/18	29,000,000	28,988,463
2.440%, due 11/07/18	50,000,000	49,976,764
2.470%, due 11/06/18	36,000,000	35,985,678
2.570%, due 11/15/18	65,000,000	64,934,729
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.090%, 2.411%, due 12/03/18[1]	20,000,000	19,999,254
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	43,000,000	43,024,150
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	25,000,000	25,004,672

		427,903,155
Total commercial paper (cost—$5,961,936,383)		5,961,602,929

Repurchase agreements—8.15%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $476,456,500 US Treasury Bonds, 2.500% to 3.625% due 08/15/42 to 02/15/46 and $136,506,200 US Treasury Notes, 2.000% to 2.750% due 05/31/23 to 02/15/25; (value—$561,000,054); proceeds: $550,033,458	550,000,000	550,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $32,842,781 various asset-backed convertible bonds, zero coupon to 11.000% due 05/13/19 to 11/25/36; (value—$32,400,000); proceeds: $30,013,767	30,000,000	30,000,000

36

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $202,578,395 various asset-backed convertible bonds, zero coupon to 12.500% due 02/15/20 to 09/20/48; (value—$140,277,841); proceeds: $130,008,558	$130,000,000	$130,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $18,060,000 US Treasury Bond, 8.750% due 05/15/20; (value—$20,404,351); proceeds: $20,001,228	20,000,000	20,000,000
Repurchase agreement dated 10/19/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.560% due 11/23/18, collateralized by $88,082,742 various asset-backed convertible bonds, 2.460% to 4.000% due 07/08/20 to 03/25/57; (value—$80,250,001); proceeds: $75,186,667[3,4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $4,922,695 various asset-backed convertible bonds, zero coupon to 7.000% due 11/09/18 to 04/15/78 and $10,720,452 various equity securities; (value—$133,750,007); proceeds: $125,622,917[3,5]	$125,000,000	$ 125,000,000
Total repurchase agreements (cost—$930,000,000)		930,000,000
Total investments (cost—$11,400,465,206 which approximates cost for federal income tax purposes)—99.94%		11,400,234,914

Other assets in excess of liabilities—0.06%		6,663,100
Net assets—100.00%		$11,406,898,014

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,903,000,000	$—	$1,903,000,000
Certificates of deposit	—	2,605,631,985	—	2,605,631,985
Commercial paper	—	5,961,602,929	—	5,961,602,929
Repurchase agreements	—	930,000,000	—	930,000,000
Total	$—	$11,400,234,914	$—	$11,400,234,914

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $356,000,283, represented 3.12% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

37

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR – 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank 2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR – 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR – 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

38

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$ 85,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp. 2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills 2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

39

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

40

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

41

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government obligations—38.03%
US Treasury Bills
2.029%, due 11/01/18[1]	$275,500,000	$275,500,000
2.048%, due 11/08/18[1]	177,000,000	176,930,823
2.077%, due 11/15/18[1]	264,000,000	263,791,704
2.119%, due 11/23/18[1]	178,000,000	177,775,075
2.122%, due 11/29/18[1]	174,000,000	173,718,304
2.127%, due 12/20/18[1]	133,000,000	132,624,186
2.142%, due 12/06/18[1]	165,000,000	164,662,965
2.148%, due 01/10/19[1]	93,000,000	92,620,973
2.151%, due 12/13/18[1]	170,000,000	169,581,517
2.210%, due 12/11/18[1]	161,000,000	160,611,364
2.226%, due 01/17/19[1]	212,000,000	210,987,566
2.227%, due 02/14/19[1]	87,500,000	86,945,687
2.230%, due 02/07/19[1]	133,000,000	132,212,457
2.236%, due 01/24/19[1]	250,000,000	248,697,650
2.238%, due 02/21/19[1]	130,000,000	129,117,300
2.254%, due 01/31/19[1]	518,000,000	515,051,618
2.297%, due 02/28/19[1]	255,000,000	253,119,593
2.384%, due 03/28/19[1]	85,000,000	84,193,031
2.463%, due 04/18/19[1]	160,000,000	158,208,000
2.474%, due 04/25/19[1]	160,000,000	158,125,167
2.492%, due 05/02/19[1]	130,000,000	128,404,264
US Treasury Notes
3 mo. Treasury money market yield, 2.314%, due 11/01/18[2]	650,000,000	649,831,401
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[2]	326,000,000	326,012,151
3 mo. Treasury money market yield + 0.043%, 2.357%, due 11/01/18[2]	250,000,000	250,001,309
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[2]	54,000,000	53,996,802
3 mo. Treasury money market yield + 0.048%, 2.362%, due 11/01/18[2]	650,000,000	650,038,790
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[2]	580,000,000	580,162,634
3 mo. Treasury money market yield + 0.070%, 2.384%, due 11/01/18[2]	100,000,000	100,013,799
3 mo. Treasury money market yield + 0.140%, 2.454%, due 11/01/18[2]	250,000,000	250,011,787
Total US government obligations (cost—$6,752,947,917)		6,752,947,917

Repurchase agreements—64.54%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.170% due 11/01/18, collateralized by $800 US Treasury Bond Principal STRIP, zero coupon due 11/15/24 and $409,214,700 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,001); proceeds: $400,168,778	400,000,000	400,000,000
Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.170% due 11/05/18, collateralized by $205,048,500 US Treasury Bond, 3.375% due 05/15/44 and $738,382,400 US Treasury Notes, 1.625% to 2.750% due 04/30/23 to 05/15/26; (value—$918,000,020); proceeds: $900,379,750	900,000,000	900,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.170% due 11/06/18, collateralized by $767,794,600 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$765,000,089); proceeds: $750,316,458	$750,000,000	$750,000,000
Repurchase agreement dated 10/26/18 with Barclays Bank PLC, 2.180% due 11/02/18, collateralized by $110,380,900 US Treasury Bond, 2.500% due 02/15/46 and $415,784,100 US Treasury Note, 2.875% due 10/31/20; (value—$510,000,018); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.180% due 11/07/18, collateralized by $512,679,100 US Treasury Notes, 2.875% due 10/31/20 to 05/15/28; (value—$510,000,030); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $270,848,900 US Treasury Bond, 3.000% due 11/15/44, $295,978,200 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $565,789,200 US Treasury Inflation Index Notes, 0.125% to 1.250% due 04/15/20 to 07/15/20 and $456,098,100 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$1,632,000,168); proceeds: $1,600,097,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.160% due 11/06/18, collateralized by $772,000 US Treasury Bonds, 3.125% to 8.125% due 08/15/19 to 11/15/41, $89,064,700 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $139,848,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $115,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/39 to 08/15/39 and $32,527,500 US Treasury Notes, 1.250% to 2.875% due 08/31/19 to 08/31/25; (value—$255,000,013); proceeds: $250,105,000	250,000,000	250,000,000
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.190% due 11/01/18, collateralized by $166,438,500 US Treasury Bonds, 2.500% to 8.125% due 08/15/19 to 05/15/46, $1,511,900 US Treasury Inflation Index Bonds, 0.750% to 3.625% due 04/15/28 to 02/15/46, $5,896,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 08/15/46, $628,387,606 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 08/15/47 and $520,471,300 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 04/30/25; (value—$1,020,000,098); proceeds: $1,000,060,833	1,000,000,000	1,000,000,000

42

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $8,470,000 US Treasury Bond, 6.500% due 11/15/26 and $91,665,000 US Treasury Notes, 1.375% to 2.875% due 07/31/20 to 08/15/26; (value—$102,002,190); proceeds: $100,003,333	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $411,595,000 US Treasury Bill, zero coupon due 08/15/19, $31,940,000 US Treasury Bond, 8.750% due 05/15/20, $950,000,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $996,705,000 US Treasury Notes, 1.000% to 3.625% due 08/15/19 to 02/28/22; (value—$2,458,200,483); proceeds: $2,410,147,947	2,410,000,000	2,410,000,000
Repurchase agreement dated 10/25/18 with Goldman Sachs & Co., 2.170% due 11/01/18, collateralized by $294,864,700 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25; (value—$306,000,002); proceeds: $300,126,583	300,000,000	300,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.170% due 11/06/18, collateralized by $73,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $135,625,600 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $177,276,700 US Treasury Notes, 2.125% to 2.750% due 09/30/21 to 08/31/23; (value—$459,000,078); proceeds: $450,189,875	450,000,000	450,000,000
Repurchase agreement dated 10/26/18 with MUFG Securities Americas Inc., 2.150% due 11/02/18, collateralized by $124,189,400 US Treasury Bills, zero coupon due 12/11/18 to 06/20/19, $29,305,600 US Treasury Bonds, 2.500% to 4.500% due 05/15/38 to 02/15/46, $77,276,700 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $685,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $523,759,500 US Treasury Notes, 1.125% to 3.500% due 12/31/18 to 08/15/28; (value—$816,000,151); proceeds: $800,334,444	800,000,000	800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/18 with MUFG Securities Americas Inc., 2.150% due 11/06/18, collateralized by $23,925,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45 and $299,943,300 US Treasury Notes, 1.375% to 2.875% due 03/31/20 to 05/15/28; (value—$306,000,069); proceeds: $300,125,417	$300,000,000	$300,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $914,500 US Treasury Inflation Index Notes, 0.375% to 0.500% due 07/15/27 to 01/15/28 and $829,234,800 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value—$816,000,055); proceeds: $800,048,000	800,000,000	800,000,000
Repurchase agreement dated 10/31/18 with Mizuho Securities USA LLC, 2.190% due 11/01/18, collateralized by $5,233,700 US Treasury Bill, zero coupon due 10/10/19, $30,372,000 US Treasury Bonds, 3.125% due 02/15/42 to 05/15/48, $150,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $384,221,000 US Treasury Notes, 1.125% to 2.750% due 04/30/20 to 02/15/28; (value—$408,000,064); proceeds: $400,024,333	400,000,000	400,000,000
Total repurchase agreements (cost—$11,460,000,000)		11,460,000,000
Total investments (cost—$18,212,947,917 which approximates cost for federal income tax purposes)—102.57%		18,212,947,917

Liabilities in excess of other assets—(2.57)%		(455,712,654)
Net assets—100.00%		$17,757,235,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

43

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$6,752,947,917	$—	$6,752,947,917
Repurchase agreements	—	11,460,000,000	—	11,460,000,000
Total	$—	$18,212,947,917	$—	$18,212,947,917

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

44

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—20.04%
Banking-non-US—20.04%
ABN Amro Bank NV 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	30,000,000	30,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	112,000,000	112,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	50,000,000	50,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	40,000,000	40,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	100,000,000	100,000,000
Natixis 2.160%, due 11/01/18	110,000,000	110,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	80,000,000	80,000,000
Svenska Handelsbanken 2.140%, due 11/01/18	30,000,000	30,000,000
Total time deposits (cost—$652,000,000)		652,000,000

Certificates of deposit—18.67%
Banking-non-US—17.75%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.543%, due 11/01/18[1]	16,000,000	16,010,922
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.210%, 2.494%, due 11/13/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	10,000,000	10,000,000
Mizuho Bank Ltd. 2.280%, due 11/06/18	29,500,000	29,500,000
2.300%, due 12/05/18	15,000,000	15,000,000
MUFG Bank Ltd. 2.600%, due 02/01/19	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.010%, 2.446%, due 01/16/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	13,000,000	13,000,000
Norinchukin Bank Ltd. 2.200%, due 11/06/18	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	10,500,000	10,500,040

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	$13,000,000	$13,000,000
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 2.250%, due 12/10/18	25,000,000	25,000,000
2.600%, due 01/30/19	30,000,000	30,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	16,000,000	16,000,000
2.460%, due 03/11/19	15,300,000	15,300,000
1 mo. USD LIBOR + 0.240%, 2.542%, due 11/26/18[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	8,000,000	8,000,000
Swedbank AB 2.200%, due 11/01/18	49,500,000	49,500,000
2.280%, due 11/02/18	26,000,000	26,000,000
Toronto-Dominion Holdings USA, Inc. 2.350%, due 01/17/19	25,000,000	25,000,000
2.360%, due 01/15/19	16,500,000	16,500,000

		577,310,962

Banking-US—0.92%
Branch Banking & Trust Co. 2.190%, due 11/06/18	20,000,000	20,000,000
Citibank New York N.A.
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	10,000,000	10,000,000

		30,000,000
Total certificates of deposit (cost—$607,310,962)		607,310,962

Commercial paper[2]—47.01%
Asset backed-miscellaneous—25.81%
Albion Capital Corp. 2.280%, due 11/15/18	19,000,000	18,983,153
Antalis S.A. 2.330%, due 12/13/18	11,000,000	10,970,098
2.410%, due 11/30/18	31,000,000	30,939,817
2.490%, due 01/11/19	31,000,000	30,847,764

45

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 2.160%, due 11/01/18	$28,000,000	$28,000,000
Barton Capital Corp. 2.150%, due 11/06/18	10,000,000	9,997,014
2.180%, due 11/01/18	38,000,000	38,000,000
2.280%, due 11/14/18	13,000,000	12,989,296
2.290%, due 11/19/18	13,000,000	12,985,115
2.290%, due 12/11/18	25,000,000	24,936,389
Cancara Asset Securitisation LLC 2.260%, due 11/08/18	10,000,000	9,995,606
2.260%, due 11/19/18	30,000,000	29,966,100
2.270%, due 11/06/18	6,000,000	5,998,108
2.270%, due 11/28/18	25,000,000	24,957,438
2.280%, due 12/06/18	12,000,000	11,973,400
2.300%, due 12/17/18	15,000,000	14,955,917
Charta LLC 2.200%, due 11/14/18	15,000,000	14,988,083
Fairway Finance Corp. 2.250%, due 12/11/18	13,500,000	13,466,250
2.310%, due 12/17/18	4,000,000	3,988,193
Liberty Street Funding LLC 2.310%, due 01/04/19	22,000,000	21,909,653
2.320%, due 12/13/18	10,000,000	9,972,933
2.330%, due 01/07/19	40,000,000	39,826,545
2.350%, due 01/14/19	8,000,000	7,961,356
2.670%, due 03/01/19	19,000,000	18,830,900
LMA Americas LLC 2.290%, due 11/05/18	15,000,000	14,996,183
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	28,000,000	27,977,654
Old Line Funding LLC 2.300%, due 01/03/19	30,000,000	29,879,250
2.300%, due 01/04/19	27,000,000	26,889,600
2.350%, due 01/22/19	23,000,000	22,939,433
2.400%, due 01/15/19	10,000,000	9,950,000
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	3,000,000	3,000,000
Sheffield Receivables Corp. 2.250%, due 11/13/18	8,000,000	7,994,000
2.250%, due 11/14/18	24,000,000	23,980,500
2.250%, due 11/26/18	8,000,000	7,987,500
2.320%, due 11/02/18	12,000,000	11,999,227
2.530%, due 01/25/19	17,000,000	16,898,449
Starbird Funding Corp. 2.160%, due 11/01/18	30,000,000	30,000,000
2.160%, due 11/05/18	22,000,000	21,994,720
2.200%, due 11/01/18	10,000,000	10,000,000
Thunder Bay Funding LLC 2.280%, due 12/17/18	10,000,000	9,970,867
2.310%, due 12/10/18	13,000,000	12,967,468
2.370%, due 12/11/18	35,000,000	34,812,653
Versailles Commercial Paper LLC 2.430%, due 12/03/18	30,000,000	29,935,200
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	15,000,000	15,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	$23,000,000	$23,000,000

		839,611,832

Banking-non-US—14.35%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	12,000,000	12,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	11,000,000	11,000,000
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	11,000,000	11,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	34,000,000	34,000,000
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	12,000,000	12,000,000
China Construction Bank Corp. 2.310%, due 11/14/18	10,000,000	9,991,658
2.330%, due 11/19/18	24,000,000	23,972,040
DBS Bank Ltd. 2.335%, due 12/21/18	24,000,000	23,922,167
2.350%, due 01/11/19	19,000,000	18,911,940
DnB NOR Bank ASA 2.400%, due 01/17/19	25,000,000	24,871,667
Federation Des Caisses 2.190%, due 11/01/18	39,000,000	39,000,000
2.240%, due 11/05/18	1,000,000	999,751
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	10,000,000	9,999,389
2.350%, due 11/14/18	60,000,000	59,949,083
2.370%, due 11/16/18	24,000,000	23,976,300
Mitsubishi UFJ Trust & Banking Corp. 2.260%, due 11/09/18	22,725,000	22,713,587
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	14,000,000	14,000,000
Nationwide Building Society 2.290%, due 12/10/18	20,000,000	19,950,383
Sumitomo Mitsui Trust Bank Ltd. 2.290%, due 12/10/18	15,000,000	14,962,787
2.300%, due 12/05/18	20,000,000	19,956,556
2.560%, due 01/22/19	30,000,000	29,825,067

		467,002,375

Banking-US—0.92%
JP Morgan Securities LLC 2.320%, due 12/11/18	30,000,000	29,922,667

46

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—2.30%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/02/18	$40,000,000	$39,997,422
2.330%, due 11/06/18	35,000,000	34,988,674

		74,986,096

Finance-other—3.63%
CNPC Finance HK Ltd. 2.430%, due 11/06/18	18,000,000	17,993,925
2.440%, due 11/07/18	31,000,000	30,987,393
2.470%, due 11/06/18	23,000,000	22,992,110
2.570%, due 11/15/18	20,000,000	19,980,011
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	13,000,000	13,000,000

		117,953,439

Total commercial paper (cost—$1,529,476,409)		1,529,476,409

Repurchase agreements—15.12%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $407,971,100 US Treasury Notes, 2.875% due 10/15/21 to 10/31/23 (value—$408,000,051); proceeds: $400,024,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $45,295,448 various asset-backed convertible bonds, zero coupon to 9.000% due 03/28/19 to 11/25/36; (value—$37,798,664); proceeds: $35,016,061	35,000,000	35,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $17,174,624 various asset-backed convertible bonds, 3.500% to 8.250% due 11/15/20 to 09/01/25; (value—$16,200,000); proceeds: $15,000,988	$15,000,000	$ 15,000,000
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $30,000,000 Federal Farm Credit Bank obligation, 2.820% due 10/20/36, $50,000 Federal Home Loan Bank obligation, 1.750% due 06/12/20, $2,199,500 US Treasury Inflation Index Note, 0.250% due 01/15/25; (value—$27,540,018); proceeds: $27,001,635	27,000,000	27,000,000
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $1,365,958 various equity securities; (value—$16,050,007); proceeds: $15,074,750[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$492,000,000)		492,000,000
Total investments (cost—$3,280,787,371 which approximates cost for federal income tax purposes)—100.84%		3,280,787,371

Liabilities in excess of other assets—(0.84)%		(27,435,946)
Net assets—100.00%		$3,253,351,425

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 54.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$652,000,000	$—	$652,000,000
Certificates of deposit	—	607,310,962	—	607,310,962
Commercial paper	—	1,529,476,409	—	1,529,476,409
Repurchase agreements	—	492,000,000	—	492,000,000
Total	$—	$3,280,787,371	$—	$3,280,787,371

At October 31, 2018, there were no transfers between Level 1 and Level 2.

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $67,000,000, represented 2.06% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

See accompanying notes to financial statements.

48

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—90.49%
Alabama—1.37%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.630%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.630%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska—1.56%
Alaska International Airports Revenue Refunding (System), Series A, 1.580%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project) 1.690%, VRD	32,365,000	32,365,000

		39,710,000

Arizona—0.42%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.640%, VRD	10,750,000	10,750,000

California—0.30%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,618,474

Colorado—1.12%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,220,842
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,276,577

		28,497,419

District of Columbia—1.88%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.610%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.600%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.690%, VRD	23,810,000	23,810,000

		47,810,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—4.63%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.720%, VRD	$44,615,000	$44,615,000
JEA Water & Sewer System Revenue, Subseries A-1, 1.650%, VRD	24,380,000	24,380,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.570%, VRD	36,235,000	36,235,000
Pinellas County Health Facilities Authority Revenue (Baycare Health) 1.660%, VRD	12,720,000	12,720,000

		117,950,000

Georgia—1.82%
Cobb County Tax Anticipation Notes 2.250%, due 11/30/18	10,000,000	10,005,082
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.570%, VRD	29,725,000	29,725,000
Series B-2, 1.520%, VRD	6,680,000	6,680,000

		46,410,082

Illinois—10.15%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.610%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.620%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.610%, VRD	21,700,000	21,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project) 1.620%, VRD	46,000,000	46,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.610%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.640%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.610%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.670%, VRD	10,000,000	10,000,000
Series C, 1.640%, VRD	10,000,000	10,000,000

49

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.600%, VRD	$6,400,000	$6,400,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.630%, VRD	18,810,000	18,810,000
Series E2, 1.650%, VRD	7,500,000	7,500,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.580%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.600%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.580%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.600%, VRD	5,000,000	5,000,000
Series A-2B, 1.610%, VRD	5,000,000	5,000,000
Series A-2D, 1.600%, VRD	5,000,000	5,000,000

		258,480,000

Indiana—7.57%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.650%, VRD	27,055,000	27,055,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.570%, VRD	27,050,000	27,050,000
Series C, 1.580%, VRD	33,055,000	33,055,000
Series D, 1.600%, VRD	15,440,000	15,440,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.650%, VRD	12,515,000	12,515,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.590%, VRD	69,980,000	69,980,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.630%, VRD	7,500,000	7,500,000

		192,595,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.90%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 1.690%, VRD	$15,000,000	$15,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 1.690%, VRD	8,000,000	8,000,000

		23,000,000

Maryland—1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.620%, VRD	31,185,000	31,185,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.600%, VRD	8,400,000	8,400,000

		39,585,000

Massachusetts—0.60%
Commonwealth of Massachusetts General Obligation Anticipation Notes, Series A, 4.000%, due 04/25/19	10,000,000	10,106,618
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.590%, VRD	5,255,000	5,255,000

		15,361,618

Michigan—1.11%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.670%, VRD	22,600,000	22,600,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.590%, VRD	5,715,000	5,715,000

		28,315,000

Minnesota—0.09%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.590%, VRD	2,200,000	2,200,000

Mississippi—4.92%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.580%, VRD	7,980,000	7,980,000

50

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series A, 1.660%, VRD	$38,305,000	$38,305,000
Series C, 1.660%, VRD	38,275,000	38,275,000
Series G, 1.660%, VRD	40,540,000	40,540,000

		125,100,000

Missouri—1.31%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.610%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.590%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 1.650%, VRD	6,100,000	6,100,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 1.580%, VRD	13,175,000	13,175,000

		33,275,000

Nebraska—1.10%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.680%, VRD	27,920,000	27,920,000

New Hampshire—0.86%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 1.560%, VRD	1,100,000	1,100,000
Series B, 1.660%, VRD	20,880,000	20,880,000

		21,980,000

New York—22.77%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.540%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 1.600%, VRD	12,000,000	12,000,000
Subseries E-1, 1.660%, VRD	23,960,000	23,960,000
Subseries E-3, 1.700%, VRD	10,605,000	10,605,000
Subseries E-4, 1.600%, VRD	4,000,000	4,000,000

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.600%, VRD	$18,200,000	$18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.700%, VRD	12,715,000	12,715,000
Series BB-5, 1.650%, VRD	6,850,000	6,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.670%, VRD	85,245,000	85,245,000
Series DD-2, 1.680%, VRD	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.600%, VRD	21,690,000	21,690,000
Subseries A-4, 1.650%, VRD	32,125,000	32,125,000
Subseries C-6, 1.600%, VRD	4,000,000	4,000,000
Subseries D-4, 1.640%, VRD	37,750,000	37,750,000
Subseries E-4, 1.680%, VRD	29,210,000	29,210,000
New York City, Subseries B-3, 1.580%, VRD	11,300,000	11,300,000
Subseries F-3, Series F, 1.700%, VRD	5,600,000	5,600,000
Subseries L-4, 1.660%, VRD	40,730,000	40,730,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.620%, VRD	58,445,000	58,445,000
Series A-2, 1.600%, VRD	6,025,000	6,025,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.600%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.600%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.680%, VRD	1,705,000	1,705,000

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.610%, VRD	$24,475,000	$24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.610%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.620%, VRD	4,755,000	4,755,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.590%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B-3, 1.670%, VRD	37,600,000	37,600,000
Series C, 1.640%, VRD	6,500,000	6,500,000
Series C, 1.690%, VRD	58,460,000	58,460,000
Series F, 1.650%, VRD	5,000,000	5,000,000
Subseries B-2 1.620%, VRD	2,550,000	2,550,000

		579,590,000

North Carolina—0.62%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.650%, VRD	7,950,000	7,950,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.560%, VRD	7,885,000	7,885,000

		15,835,000

Ohio—1.20%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.610%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.550%, VRD	1,270,000	1,270,000
Series D, 1.480%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.08%
Oregon Health & Science University Revenue, Series C, 1.640%, VRD	2,065,000	2,065,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.94%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.610%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.610%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.600%, VRD	9,900,000	9,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.600%, VRD	12,400,000	12,400,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 1.600%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.610%, VRD	20,065,000	20,065,000

		74,910,000

Rhode Island—0.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.610%, VRD	1,100,000	1,100,000

South Carolina—0.80%
Charleston County School District General Obligation, Series B, 5.000%, due 05/15/19	10,000,000	10,173,304
Richland County General Obligation Unlimited Notes 3.000%, due 02/27/19	10,000,000	10,039,333

		20,212,637

Tennessee—2.56%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.670%, VRD	5,580,000	5,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.710%, VRD	51,100,000	51,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.600%, VRD	8,500,000	8,500,000

		65,180,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—11.64%
Austin Water & Wastewater Systems Revenue Refunding 1.600%, VRD	$8,000,000	$8,000,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.700%, VRD	37,930,000	37,930,000
Subseries C-2, 1.700%, VRD	37,770,000	37,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 1.700%, VRD	27,805,000	27,805,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.620%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 1.660%, VRD	69,200,000	69,200,000
Texas State, Veteran Bonds 1.650%, VRD	25,560,000	25,560,000
Texas State, Veteran Notes 4.000%, due 08/29/19	30,000,000	30,523,075
University of Texas Permanent University Fund System, Series A, 1.570%, VRD	1,200,000	1,200,000
University of Texas University Revenues (Financing Systems), Series B, 1.560%, VRD	15,630,000	15,630,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.570%, VRD	40,905,000	40,905,000

		296,383,075

Utah—1.51%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.670%, VRD	29,400,000	29,400,000
Series D, 1.630%, VRD	8,890,000	8,890,000

		38,290,000

Virginia—1.88%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.610%, VRD	29,885,000	29,885,000
Series D, 1.620%, VRD	18,055,000	18,055,000

		47,940,000

	Face Amount	Value
Municipal bonds and notes—(concluded)
Washington—0.12%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.610%, VRD	$3,050,000	$3,050,000

Wisconsin—1.06%
Wisconsin Health & Educational Facilities Authority Revenue Series A, 1.650%, VRD	20,000,000	20,000,000
Series B, 1.600%, VRD	7,000,000	7,000,000

		27,000,000
Total municipal bonds and notes (cost—$2,303,478,305)		2,303,478,305

Tax-exempt commercial paper—9.34%
California—0.47%
San Diego County Water Authority 1.650%, due 11/05/18	12,000,000	12,000,000

Connecticut—0.59%
Yale University 1.660%, due 11/01/18	15,000,000	15,000,000

District of Columbia—0.39%
Washington D.C. Metropolitan Airport Authority 1.730%, due 11/23/18	10,000,000	10,000,000

Florida—0.59%
Miami-Dade County Water & Sewer Revenue 2.220%, due 11/01/18	15,000,000	15,000,000

Georgia—0.27%
Emory University 1.770%, due 01/09/19	7,000,000	7,000,000

Illinois—1.01%
Illinois Educational Facilities Authority Revenue 1.770%, due 12/03/18	25,786,000	25,786,000

Minnesota—0.41%
University of Minnesota 1.650%, due 11/01/18	10,500,000	10,500,000

New York—0.86%
New York State Power Authority 1.700%, due 11/08/18	22,000,000	22,000,000

Ohio—0.92%
Cleveland Clinic 1.740%, due 11/08/18	8,300,000	8,300,000
1.750%, due 12/11/18	5,000,000	5,000,000
1.720%, due 12/04/18	10,000,000	10,000,000

		23,300,000

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Pennsylvania—1.35%
Montgomery County 1.670%, due 11/08/18	$5,000,000	$5,000,000
1.720%, due 12/03/18	10,000,000	10,000,000
1.730%, due 11/19/18	6,000,000	6,000,000
1.550%, due 11/01/18	13,250,000	13,250,000

		34,250,000

Texas—2.48%
Lower Colorado River Authority Revenue 1.800%, due 02/04/19	21,099,000	21,099,000
Methodist Hospital 1.690%, due 11/01/18	5,000,000	5,000,000
1.750%, due 12/04/18	15,000,000	15,000,000
University of Texas 1.240%, due 11/01/18	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
1.530%, due 11/06/18	$6,000,000	$6,000,000
1.680%, due 11/08/18	6,000,000	6,000,000

		63,099,000
Total tax-exempt commercial paper (cost—$237,935,000)		237,935,000
Total investments (cost—$2,541,413,305 which approximates cost for federal income tax purposes)—99.83%		2,541,413,305

Other assets in excess of liabilities—0.17%		4,215,656
Net assets—100.00%		$2,545,628,961

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,303,478,305	$—	$2,303,478,305
Tax-exempt commercial paper	—	237,935,000	—	237,935,000
Total	$—	$2,541,413,305	$—	$2,541,413,305

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.37% of the Fund’s net assets at period end.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2018 and reset periodically.

See accompanying notes to financial statements.

54

Master Trust

Statement of assets and liabilities

October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$10,470,465,206; $10,523,067,001; $6,752,947,917; $2,788,787,371 and $2,541,413,305, respectively)	$10,470,234,914	$10,523,067,001	$6,752,947,917	$2,788,787,371	$2,541,413,305
Repurchase agreements, at value (cost—$930,000,000; $3,820,000,000; $11,460,000,000; $492,000,000 and $0, respectively)	930,000,000	3,820,000,000	11,460,000,000	492,000,000	—
Total investments in securities, at value (cost—$11,400,465,206; $14,343,067,001; $18,212,947,917; $3,280,787,371 and $2,541,413,305, respectively)	$11,400,234,914	$14,343,067,001	$18,212,947,917	$3,280,787,371	$2,541,413,305
Cash	1,100,035	7,728,466	6,758,235	1,192,445	73,566
Receivable for interest	7,456,510	7,181,828	1,736,458	1,899,240	4,547,107
Total assets	11,408,791,459	14,357,977,295	18,221,442,610	3,283,879,056	2,546,033,978

Liabilities:
Payable for investments purchased	—	240,917,849	461,450,836	30,000,000	—
Payable to affiliate	1,893,445	2,406,737	2,756,511	527,631	405,017
Total liabilities	1,893,445	243,324,586	464,207,347	30,527,631	405,017

Net assets, at value	$11,406,898,014	$14,114,652,709	$17,757,235,263	$3,253,351,425	$2,545,628,961

See accompanying notes to financial statements.

55

Master Trust

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$111,481,816	$148,977,986	$171,813,753	$31,869,390	$19,164,751
Expenses:
Investment advisory and administration fees	5,067,860	7,594,525	8,773,563	1,474,030	1,427,481
Trustees’ fees and expenses	30,227	39,762	56,231	13,857	13,371
Total expenses	5,098,087	7,634,287	8,829,794	1,487,887	1,440,852
Net investment income	106,383,729	141,343,699	162,983,959	30,381,503	17,723,899
Net realized gains	24,754	3,855	91	—	—
Net change in unrealized depreciation	(490,372)	—	—	—	—
Net increase in net assets resulting from operations	$105,918,111	$141,347,554	$162,984,050	$30,381,503	$17,723,899

See accompanying notes to financial statements.

56

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$106,383,729	$84,310,664
Net realized gains	24,754	8,663
Net change in net unrealized depreciation	(490,372)	(386,387)
Net increase in net assets resulting from operations	105,918,111	83,932,940
Net increase in net assets from beneficial interest transactions	3,525,329,026	4,530,600,138
Net increase in net assets	3,631,247,137	4,614,533,078
Net assets:

Beginning of period	7,775,650,877	3,161,117,799
End of period	$11,406,898,014	$7,775,650,877

	Government Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$141,343,699	$168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

	Treasury Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$162,983,959	$192,464,538
Net realized gains	91	28,283
Net increase in net assets resulting from operations	162,984,050	192,492,821
Net decrease in net assets from beneficial interest transactions	(435,693,776)	(357,542,511)
Net decrease in net assets	(272,709,726)	(165,049,690)
Net assets:

Beginning of period	18,029,944,989	18,194,994,679
End of period	$17,757,235,263	$18,029,944,989

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$30,381,503	$24,630,400
Net realized gains	—	169
Net increase in net assets resulting from operations	30,381,503	24,630,569
Net increase in net assets from beneficial interest transactions	852,634,325	1,009,547,304
Net increase in net assets	883,015,828	1,034,177,873
Net assets:

Beginning of period	2,370,335,597	1,336,157,724
End of period	$3,253,351,425	$2,370,335,597

	Tax-Free Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$17,723,899	$25,073,238
Net realized gains	—	—
Net increase in net assets resulting from operations	17,723,899	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(800,056,501)	985,153,890
Net increase (decrease) in net assets	(782,332,602)	1,010,227,128
Net assets:

Beginning of period	3,327,961,563	2,317,734,435
End of period	$2,545,628,961	$3,327,961,563

See accompanying notes to financial statements.

58

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	2.09%[1]	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[2]	1.05%	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of period (000’s)	$11,406,898	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

59

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

60

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.85%[1]	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.94%	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of period (000’s)	$17,757,235	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
		2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.00%[2,3]
Net investment income	2.04%[2]	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.03%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$3,253,351	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

62

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	1.23%[1]	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.63%	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of period (000’s)	$2,545,629	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

64

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

65

Master Trust

Notes to financial statements (unaudited)

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

66

Master Trust

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,893,445
Government Master Fund	2,406,737
Treasury Master Fund	2,756,511
Prime CNAV Master Fund	527,631
Tax-Free Master Fund	405,017

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At

October 31, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during the period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

67

Master Trust

Notes to financial statements (unaudited)

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	505,165,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$10,061,789,150	$13,108,820,052
Withdrawals	(6,536,460,124)	(8,578,219,914)
Net increase in beneficial interest	$3,525,329,026	$4,530,600,138

Government Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Treasury Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$18,448,037,605	$36,198,417,823
Withdrawals	(18,883,731,381)	(36,555,960,334)
Net decrease in beneficial interest	$(435,693,776)	$(357,542,511)

68

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,967,642,323	$2,253,080,114
Withdrawals	(1,115,007,998)	(1,243,532,810)
Net increase in beneficial interest	$852,634,325	$1,009,547,304

Tax-Free Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,485,368,088	$2,439,842,988
Withdrawals	(2,285,424,589)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(800,056,501)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$391,189
Gross unrealized depreciation	(621,481)
Net unrealized depreciation	$(230,292)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

69

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

70

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

71

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 8 basis points (i.e., 0.08%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s Actual Management Fee and overall expenses the lowest in the Expense Group).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 7 basis points (i.e., 0.07%) and less than 3 basis points (i.e., 0.03%), respectively (with the Tax-Free Reserve Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the total expenses were below median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder

74

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was at the Performance Group median for the one-year period and below median by 2 basis points (i.e., 0.02%), 1 basis point (i.e., 0.01%) and 1 basis point (i.e., 0.01%), respectively, for the three- and five-year periods and since inception.

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund’s performance was in the first quintile of the Performance Group for the one-, three- and five-year periods and since inception. (The first quintile consists of the best performing funds in the relevant category.)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

77

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1664

UBS Investor Funds

Semiannual Report  |  October 31, 2018

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 1.92% as of October 31, 2018, versus 1.55% on April 30, 2018.

•	UBS Select Government Investor Fund: 1.76% as of October 31, 2018, versus 1.29% on April 30, 2018.

•	UBS Select Treasury Investor Fund: 1.78% as of October 31, 2018, versus 1.23% on April 30, 2018.

•	UBS Prime Investor Fund: 1.88% as of October 31, 2018, versus 1.50% on April 30, 2018.

•	UBS Tax-Free Investor Fund: 1.17% as of October 31, 2018, versus 1.21% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2018, the Master Fund’s WAM was 22 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to time deposits. Conversely, we decreased its exposures to commercial paper and repurchase agreements. The Master Fund’s allocation to certificates of deposit was the same percentage at April 30th and October 31st. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2018, it was 28 days. At the security level, we increased the Master Fund’s exposure to direct US government obligations and slightly increased its allocation to repurchase agreements backed by government securities.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasuries and reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to time deposits and certificates of deposit. Conversely, we reduced its allocations to commercial paper and repurchase agreements, while eliminating its small position in US government and agency obligations.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 13 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

2

UBS Investor Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value[2] October 31, 2018	Expenses paid during period[3] 05/01/18 to 10/31/18	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,008.70	$2.28	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

UBS Select Government Investor Fund
Actual	$1,000.00	$1,007.60	$2.28	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,007.60	$2.28	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

UBS Prime Investor Fund
Actual	$1,000.00	$1,008.50	$2.28	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,004.50	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.92%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.94
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.80
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.81
Weighted average maturity[2]	22 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.76%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.77
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.58
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.60
Weighted average maturity[2]	28 days

Table footnotes are on page 7

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.78%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.80
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.65
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.66
Weighted average maturity[2]	18 days

Table footnotes are on page 7

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.88%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.90
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.75
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.77
Weighted average maturity[2]	21 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.17%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.18
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.99
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.00
Weighted average maturity[2]	13 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time. Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Investor Funds

Statement of assets and liabilities

October 31, 2018 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$1,606,758,496; $288,998,450; $686,463,765; $805,729,249 and $198,923,840, respectively, which approximates cost for federal income tax purposes)	$1,606,720,755
Other assets	19,329
Total assets	1,606,740,084

Liabilities:
Dividends payable to shareholders	2,425,098
Payable to affiliate	807,388
Accrued expenses and other liabilities	117,223
Total liabilities	3,349,709

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,603,244,602; 288,480,042; 685,109,132; 804,055,509 and 198,604,734 outstanding, respectively	$1,603,426,074
Distributable earnings (losses)	(35,699)
Net assets	$1,603,390,375
Net asset value per share	$1.0001

8

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$288,998,450	$686,463,765	$805,729,249	$198,923,840
13,354	21,013	7,535	12,704
289,011,804	686,484,778	805,736,784	198,936,544

389,449	955,427	1,207,902	179,440
106,298	335,870	402,617	76,957
43,081	82,821	70,734	75,413
538,828	1,374,118	1,681,253	331,810

$288,480,042	$685,109,132	$804,055,509	$198,604,734
(7,066)	1,528	22	—
$288,472,976	$685,110,660	$804,055,531	$198,604,734
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2018 (unaudited)

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$13,056,322
Expenses allocated from Master Fund	(594,418)
Net investment income allocated from Master Fund	12,461,904
Expenses:
Service and distribution fees	2,077,693
Administration fees	593,625
Professional fees	35,469
Transfer agency fees	79,766
State registration fees	13,882
Insurance fees	9,525
Trustees’ fees	10,639
Reports and notices to shareholders	11,954
Accounting fees	5,519
Other expenses	11,275
2,849,347
Fee waivers and/or expense reimbursements by administrator and/or distributor	(772,357)
Net expenses	2,076,990
Net investment income	10,384,914
Net realized gain allocated from Master Fund	2,362
Net change in unrealized depreciation allocated from Master Fund	(80,867)
Net increase in net assets resulting from operations	$10,306,409

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$2,187,615	$5,487,129	$6,322,567	$1,329,710
(110,574)	(278,494)	(293,204)	(98,888)
2,077,041	5,208,635	6,029,363	1,230,822

386,622	973,679	1,025,011	345,783
110,465	278,194	292,861	98,787
33,386	35,518	34,191	32,759
6,687	21,606	25,408	9,330
9,818	11,696	12,155	9,399
14,652	20,366	2,835	3,926
9,420	10,326	9,818	9,200
3,574	6,944	7,595	6,340
4,985	4,985	4,985	4,985
7,579	12,482	11,843	6,676
587,188	1,375,796	1,426,702	527,185
(200,675)	(402,416)	(402,029)	(181,502)
386,513	973,380	1,024,673	345,683
1,690,528	4,235,255	5,004,690	885,139
70	3	—	—
—	—	—	—
$1,690,598	$4,235,258	$5,004,690	$885,139

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$10,384,914	$4,579,012
Net realized gains	2,362	650
Net change in unrealized depreciation	(80,867)	(10,687)
Net increase in net assets resulting from operations	10,306,409	4,568,975
Total distributions*	(10,384,914)	(4,580,501)
Net increase in net assets from beneficial interest transactions	896,443,584	458,287,325
Net increase in net assets	896,365,079	458,275,799
Net assets:

Beginning of period	707,025,296	248,749,497
End of period	$1,603,390,375	$707,025,296 **

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(4,579,012) and $(1,489), respectively.

**	Includes distribution in excess of net investment income of $(369).

See accompanying notes to financial statements.

12

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$1,690,528	$728,911
Net realized gains (losses)	70	(379)
Net increase in net assets resulting from operations	1,690,598	728,532
Total distributions*	(1,690,528)	(736,692)
Net increase in net assets from beneficial interest transactions	154,049,418	75,772,426
Net increase in net assets	154,049,488	75,764,266
Net assets:

Beginning of period	134,423,488	58,659,222
End of period	$288,472,976	$134,423,488

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(728,911) and $(7,781), respectively.

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$4,235,255	$2,393,905
Net realized gains	3	1,525
Net increase in net assets resulting from operations	4,235,258	2,395,430
Total distributions*	(4,235,255)	(2,395,604)
Net increase in net assets from beneficial interest transactions	249,222,917	242,213,249
Net increase in net assets	249,222,920	242,213,075
Net assets:

Beginning of period	435,887,740	193,674,665
End of period	$685,110,660	$435,887,740

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(2,393,905) and $(1,699), respectively.

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$5,004,690	$2,158,737
Net realized gains	—	22
Net increase in net assets resulting from operations	5,004,690	2,158,759
Total distributions*	(5,004,690)	(2,158,776)
Net increase in net assets from beneficial interest transactions	435,519,057	279,003,803
Net increase in net assets	435,519,057	279,003,786
Net assets:

Beginning of period	368,536,474	89,532,688
End of period	$804,055,531	$368,536,474
*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(2,158,737) and $(39), respectively.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$ 885,139	$ 429,045
Net increase in net assets resulting from operations	885,139	429,045
Total distributions*	(885,139)	(429,045)
Net increase in net assets from beneficial interest transactions	74,962,292	76,993,105
Net increase in net assets	74,962,292	76,993,105
Net assets:

Beginning of period	123,642,442	46,649,337
End of period	$198,604,734	$123,642,442
*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(429,045).

See accompanying notes to financial statements.

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0087	0.0099	0.0025	0.000 [1]	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	(0.0000)[2]	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0087	0.0098	0.0029	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0087)	(0.0099)	(0.0025)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.0000)[2]	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0087)	(0.0099)	(0.0027)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	0.87%	0.99%	0.29%	0.03%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.58%[5]	0.63%	0.64%	0.61%	0.61%	0.60%
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.45%	0.33%	0.20%	0.20%
Net investment income[4]	1.75%[5]	1.06%	0.22%	0.03%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,603,390	$707,025	$248,749	$369,258	$340,945	$327,480

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

17

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from August 17, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.008	0.007	0.001
Net realized gains (losses)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.008	0.007	0.001
Dividends from net investment income	(0.008)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.008)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.76%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.63%[5]	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.43%[5]
Net investment income[4]	1.53%[5]	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$288,473	$134,423	$58,659
[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.008	0.007	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.008	0.007	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.008)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.008)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.76%	0.73%	0.08%	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.59%[4]	0.63%	0.65%	0.61%	0.61%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.45%	0.39%	0.16%	0.06%	0.06%
Net investment income[3]	1.52%[4]	0.78%	0.07%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$685,111	$435,888	$193,675	$258,702	$310,054	$266,448

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.008	0.010	0.003	0.000 [2]
Net realized gains	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.008	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.008)	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.008)	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.85%	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.59%[5]	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.45%	0.35%[5]
Net investment income[4]	1.71%[5]	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$804,056	$368,536	$89,533	$2,346
[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.005	0.006	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.005	0.006	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.005)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.005)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.45%	0.56%	0.14%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%[4]	0.80%	1.11%	1.10%	0.97%	0.92%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.45%	0.42%	0.06%	0.04%	0.08%
Net investment income[3]	0.90%[4]	0.63%	0.16%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$198,605	$123,642	$46,649	$27,455	$22,482	$26,646
[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (14.09% for Prime Investor Fund, 2.05% for Government Investor Fund, 3.87% for Treasury Investor Fund, 24.77% for Prime CNAV Investor Fund, and 7.81% for Tax-Free Investor Fund at October 31, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Investor Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2018, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

23

UBS Investor Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2018, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$160,882
Government Investor Fund	23,218
Treasury Investor Fund	61,872
Prime CNAV Investor Fund	79,510
Tax-Free Investor Fund	16,707

The Funds and UBS AM have entered into written fee waiver/expense reimbursement agreements pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2019 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. At October 31, 2018 UBS AM owed the Funds, and for the period ended October 31, 2018, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$94,345	$475,544
Government Investor Fund	49,270	145,443
Treasury Investor Fund	48,996	263,319
Prime CNAV Investor Fund	49,358	255,599
Tax-Free Investor Fund	38,835	132,104

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination

24

UBS Investor Funds

Notes to financial statements (unaudited)

of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2018, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Prime Investor Fund	$1,649,776	$380,661	$331,843	$461,728	$475,544
Government Investor Fund	557,323	—	171,258	240,622	145,443
Treasury Investor Fund	1,277,838	284,862	331,304	398,353	263,319
Prime CNAV Investor Fund	793,842	60,558	185,122	292,563	255,599
Tax-Free Investor Fund	651,550	123,777	189,951	205,718	132,104

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended October 31, 2018, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At October 31, 2018, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$806,180
Government Investor Fund	143,957
Treasury Investor Fund	351,454
Prime CNAV Investor Fund	405,517
Tax-Free Investor Fund	107,438

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31,

25

UBS Investor Funds

Notes to financial statements (unaudited)

2018, UBS AM—US owed the Funds and for the period ended October 31, 2018, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$65,329	$296,813
Government Investor Fund	11,607	55,232
Treasury Investor Fund	28,460	139,097
Prime CNAV Investor Fund	33,052	146,430
Tax-Free Investor Fund	8,353	49,398

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Investor Fund

	For the six months ended October 31, 2018		For the year ended April 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,914,312,930	$1,914,612,180	1,067,316,652	$1,067,401,643
Shares repurchased	(1,026,152,152)	(1,026,310,857)	(612,718,792)	(612,766,411)
Dividends reinvested	8,141,022	8,142,261	3,651,879	3,652,093
Net increase	896,301,800	$896,443,584	458,249,739	$458,287,325

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	301,991,407	203,337,451
Shares repurchased	(149,080,704)	(127,937,218)
Dividends reinvested	1,138,715	372,193
Net increase in shares outstanding	154,049,418	75,772,426

Treasury Investor Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	680,091,867	588,924,047
Shares repurchased	(434,247,008)	(348,555,113)
Dividends reinvested	3,378,058	1,844,315
Net increase in shares outstanding	249,222,917	242,213,249

26

UBS Investor Funds

Notes to financial statements (unaudited)

Prime CNAV Investor Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	933,123,187	646,291,388
Shares repurchased	(501,537,033)	(368,957,076)
Dividends reinvested	3,932,903	1,669,491
Net increase in shares outstanding	435,519,057	279,003,803

Tax-Free Investor Fund
	For the six months ended October 31, 2018	For the year ended April 30, 2018

Shares sold	317,099,623	181,345,259
Shares repurchased	(242,868,521)	(104,651,220)
Dividends reinvested	731,190	299,066
Net increase in shares outstanding	74,962,292	76,993,105

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2018 was as follows:

Fund	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Investor Fund	$—	$4,580,501	$—	$—
Government Investor Fund	—	736,692	—	—
Treasury Investor Fund	—	2,395,604	—	—
Prime CNAV Investor Fund	—	2,158,776	—	—
Tax-Free Investor Fund	429,045	—	—	—

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,010.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,010.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	48.1%
France	8.8
Sweden	8.0
Japan	6.3
Singapore	5.5
Total	76.7%

Portfolio composition[2]
Commercial paper	52.3%
Certificates of deposit	22.8
Time deposits	16.7
Repurchase agreements	8.1
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
Repurchase agreements	64.6%
US government obligations	38.0
Other assets less liabilities	(2.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	46.5%
France	10.5
Sweden	10.2
Japan	6.2
Canada	4.2
Total	77.6%

Portfolio composition[2]
Commercial paper	47.0%
Time deposits	20.0
Certificates of deposit	18.7
Repurchase agreements	15.1
Other assets less liabilities	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
Municipal bonds and notes	90.5%
Tax-exempt commercial paper	9.3
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—16.68%
Banking-non-US—16.68%
ABN Amro Funding USA LLC 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	320,000,000	320,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	380,000,000	380,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	150,000,000	150,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	200,000,000	200,000,000
Natixis 2.160%, due 11/01/18	403,000,000	403,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	250,000,000	250,000,000
Total time deposits (cost—$1,903,000,000)		1,903,000,000

Certificates of deposit—22.84%
Banking-non-US—20.30%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	40,000,000	40,005,972
3 mo. USD LIBOR + 0.180%, 2.578%, due 01/03/19[1]	40,000,000	40,012,607
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.456%, due 11/01/18[1]	50,000,000	50,003,585
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.170%, 2.447%, due 11/07/18[1]	50,000,000	50,009,498
1 mo. USD LIBOR + 0.200%, 2.461%, due 11/02/18[1]	10,000,000	9,998,894
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	48,000,000	48,002,721
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	38,000,000	38,020,202
KBC Bank NV 2.190%, due 11/01/18	157,000,000	156,999,992
Mizuho Bank Ltd.
2.280%, due 11/06/18	100,000,000	100,001,234
2.300%, due 12/05/18	120,000,000	120,006,870
MUFG Bank Ltd. 2.180%, due 11/06/18	115,000,000	114,998,963
Nordea Bank AB
3 mo. USD LIBOR + 0.070%, 2.382%, due 11/21/18[1]	42,000,000	41,992,948
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	57,000,000	56,989,444
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	46,000,000	46,021,665
Norinchukin Bank Ltd. 2.200%, due 11/01/18	280,000,000	279,999,964

	Face Amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.180%, 2.467%, due 11/26/18[1]	$50,000,000	$50,014,442
2.480%, due 02/05/19	88,000,000	87,990,932
1 mo. USD LIBOR + 0.200%, 2.482%, due 11/19/18[1]	60,000,000	60,000,000
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	40,000,000	40,004,401
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/14/18[1]	40,000,000	40,004,613
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	43,000,000	42,997,980
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	38,000,000	38,008,891
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	38,000,000	38,009,226
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	42,000,000	41,999,765
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	50,000,000	49,994,606
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	45,000,000	45,012,511
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	45,000,000	45,017,442
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	38,000,000	38,000,322
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Svenska Handelsbanken
3 mo. USD LIBOR + 0.100%, 2.443%, due 11/07/18[1]	20,000,000	19,998,958
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	30,000,000	30,000,175
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	20,000,000	19,995,233
1 mo. USD LIBOR + 0.210%, 2.492%, due 11/23/18[1]	20,000,000	20,001,476
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	20,000,000	19,999,484
3 mo. USD LIBOR + 0.100%, 2.620%, due 01/30/19[1]	38,000,000	37,999,954
Swedbank AB 2.200%, due 11/01/18	114,500,000	114,500,030
1 mo. USD LIBOR + 0.200%, 2.487%, due 11/26/18[1]	50,000,000	50,005,045
Toronto Dominion Bank Ltd. 2.350%, due 01/17/19	117,000,000	116,984,151

		2,315,608,728

Banking-US—2.54%
Branch Banking & Trust Co. 2.190%, due 11/06/18	80,000,000	79,999,625
Citibank N.A. 2.430%, due 01/07/19	100,000,000	99,992,606

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	$38,000,000	$38,008,554
Wells Fargo Bank N.A.
1 mo. USD LIBOR + 0.240%, 2.519%, due 11/05/18[1]	30,000,000	30,007,549
3 mo. USD LIBOR + 0.190%, 2.598%, due 11/05/18[1]	42,000,000	42,014,923

		290,023,257
Total certificates of deposit (cost—$2,605,528,823)		2,605,631,985

Commercial paper[2]—52.27%
Asset backed-miscellaneous—24.76%
Albion Capital Corp. 2.280%, due 11/15/18	65,000,000	64,938,791
Antalis S.A. 2.320%, due 11/09/18	24,000,000	23,986,410
2.330%, due 12/13/18	38,000,000	37,893,790
2.410%, due 11/30/18	14,000,000	13,973,050
Atlantic Asset Securitization LLC 2.170%, due 11/01/18	100,000,000	99,993,861
Barton Capital Corp. 2.150%, due 11/06/18	45,000,000	44,983,207
2.180%, due 11/01/18	18,000,000	17,998,908
2.270%, due 11/05/18	25,000,000	24,992,264
2.280%, due 11/14/18	75,000,000	74,932,071
2.290%, due 12/11/18	60,000,000	59,834,633
2.320%, due 12/17/18	20,000,000	19,936,028
2.420%, due 01/03/19	25,000,000	24,889,111
2.520%, due 01/16/19	60,000,000	59,673,776
Cancara Asset Securitisation LLC 2.260%, due 11/05/18	30,000,000	29,990,604
2.260%, due 11/08/18	85,000,000	84,957,273
2.260%, due 11/19/18	85,500,000	85,396,754
2.270%, due 11/06/18	35,100,000	35,086,791
2.270%, due 11/28/18	10,000,000	9,982,064
2.280%, due 12/06/18	20,000,000	19,953,520
Charta LLC 2.200%, due 11/14/18	20,000,000	19,982,150
2.410%, due 01/07/19	75,000,000	74,653,058
Fairway Finance Corp. 2.310%, due 12/17/18	6,000,000	5,981,451
2.390%, due 01/07/19	15,000,000	14,931,065
Gotham Funding Corp. 2.400%, due 01/07/19	50,000,000	49,771,822
2.600%, due 01/16/19	75,000,000	74,602,327
Liberty Street Funding LLC 2.260%, due 11/08/18	30,000,000	29,984,920
2.310%, due 01/04/19	15,000,000	14,934,810
2.320%, due 11/19/18	50,000,000	49,939,622
2.320%, due 12/10/18	50,000,000	49,870,389
2.320%, due 12/13/18	32,000,000	31,910,560
2.330%, due 01/07/19	35,000,000	34,839,813
2.400%, due 01/02/19	24,000,000	23,899,368
LMA Americas LLC 2.270%, due 11/14/18	40,000,000	39,964,533
2.290%, due 11/05/18	35,000,000	34,988,917

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	$98,000,000	$97,913,183
2.400%, due 01/07/19	14,500,000	14,433,308
Nieuw Amsterdam Receivables Corp.
2.280%, due 12/03/18	50,000,000	49,889,129
2.280%, due 12/04/18	100,000,000	99,771,539
2.410%, due 01/07/19	75,000,000	74,647,250
Old Line Funding LLC 2.290%, due 12/20/18	25,000,000	24,918,160
2.300%, due 01/03/19	30,000,000	29,871,840
2.300%, due 01/04/19	25,000,000	24,891,306
2.370%, due 12/11/18	64,000,000	63,829,732
2.400%, due 01/15/19	25,000,000	24,869,586
1 mo. USD LIBOR + 0.160%, 2.462%, due 11/01/18[1]	30,000,000	29,998,821
1 mo. USD LIBOR + 0.190%, 2.480%, due 11/19/18[1]	50,000,000	49,994,594
1 mo. USD LIBOR + 0.250%, 2.537%, due 11/19/18[1]	22,000,000	22,006,706
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	25,000,000	25,012,833
Regency Markets No. 1 LLC 2.200%, due 11/01/18	45,233,000	45,230,179
Sheffield Receivables Corp. 2.250%, due 11/13/18	29,000,000	28,976,176
2.250%, due 11/26/18	32,000,000	31,947,052
2.260%, due 11/07/18	26,000,000	25,988,575
2.320%, due 11/02/18	51,000,000	50,993,634
2.350%, due 01/14/19	100,000,000	99,473,958
2.410%, due 02/11/19	50,000,000	49,619,616
2.530%, due 01/25/19	61,000,000	60,618,645
Starbird Funding Corp. 2.160%, due 11/05/18	40,000,000	39,987,472
2.200%, due 11/01/18	20,000,000	19,998,753
2.260%, due 11/13/18	35,000,000	34,971,246
Thunder Bay Funding LLC 2.280%, due 12/17/18	20,000,000	19,938,639
2.310%, due 12/10/18	57,000,000	56,852,243
2.350%, due 01/22/19	42,000,000	41,762,080
2.370%, due 12/14/18	40,000,000	39,885,453
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	67,000,000	66,998,445
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	40,000,000	39,999,685
Victory Receivables Corp. 2.300%, due 11/28/18	55,000,000	54,901,354

		2,823,838,903

Banking-non-US—19.75%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	42,000,000	42,004,911
ASB Finance Ltd.
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,015,506

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	$38,000,000	$38,008,453
Bank of China Hong Kong Ltd. 2.300%, due 11/09/18	208,000,000	207,886,536
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	38,000,000	38,004,261
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/26/18[1]	38,000,000	38,020,425
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,008,234
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	114,000,000	113,999,109
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	42,000,000	42,001,174
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.190%, 2.470%, due 11/20/18[1]	50,000,000	49,999,158
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	42,000,000	42,022,989
China Construction Bank Corp. 2.310%, due 11/14/18	100,000,000	99,909,117
2.330%, due 11/19/18	86,000,000	85,893,290
DBS Bank Ltd. 2.335%, due 12/21/18	58,000,000	57,803,129
2.350%, due 01/11/19	65,000,000	64,681,240
2.460%, due 02/04/19	40,500,000	40,228,488
2.460%, due 02/05/19	40,500,000	40,225,442
DnB NOR Bank ASA 2.400%, due 01/17/19	86,000,000	85,543,484
1 mo. USD LIBOR + 0.160%, 2.440%, due 11/15/18[1]	50,000,000	49,991,779
Federation Des Caisses 2.190%, due 11/01/18	134,000,000	133,991,868
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	40,000,000	40,009,198
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	32,000,000	31,996,103
2.350%, due 11/14/18	130,000,000	129,885,795
2.370%, due 11/16/18	87,000,000	86,912,188
2.400%, due 11/26/18	95,000,000	94,840,342
Mitsubishi UFJ Trust & Banking Corp. 2.420%, due 01/04/19	100,000,000	99,566,667
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	50,000,000	50,016,751
Nationwide Building Society 2.290%, due 12/10/18	95,000,000	94,753,316
Sumitomo Mitsui Trust Bank Corp. 2.290%, due 12/10/18	35,000,000	34,910,672
2.300%, due 12/05/18	45,000,000	44,900,338
2.420%, due 01/07/19	110,000,000	109,494,268
2.560%, due 01/22/19	50,000,000	49,705,581

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Toronto Dominion Bank Ltd.
3 mo. USD LIBOR + 0.080%, 2.423%, due 11/01/18[1]	$40,000,000	$40,005,004

		2,253,234,816

Banking-US—1.86%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 2.429%, due 11/05/18[1]	20,000,000	20,004,306
1 mo. USD LIBOR + 0.260%, 2.540%, due 11/20/18[1]	47,000,000	47,023,982
J.P. Morgan Securities 2.280%, due 11/28/18	55,000,000	54,901,012
2.320%, due 12/11/18	90,000,000	89,759,227

		211,688,527

Energy-integrated—2.15%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/01/18	15,000,000	14,999,081
2.320%, due 11/02/18	95,000,000	94,988,352
2.330%, due 11/06/18	135,000,000	134,950,095

		244,937,528

Finance-other—3.75%
CNPC Finance HK Ltd. 2.430%, due 11/01/18	160,000,000	159,989,445
2.430%, due 11/06/18	29,000,000	28,988,463
2.440%, due 11/07/18	50,000,000	49,976,764
2.470%, due 11/06/18	36,000,000	35,985,678
2.570%, due 11/15/18	65,000,000	64,934,729
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.090%, 2.411%, due 12/03/18[1]	20,000,000	19,999,254
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	43,000,000	43,024,150
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	25,000,000	25,004,672

		427,903,155
Total commercial paper (cost—$5,961,936,383)		5,961,602,929

Repurchase agreements—8.15%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $476,456,500 US Treasury Bonds, 2.500% to 3.625% due 08/15/42 to 02/15/46 and $136,506,200 US Treasury Notes, 2.000% to 2.750% due 05/31/23 to 02/15/25; (value—$561,000,054); proceeds: $550,033,458	550,000,000	550,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $32,842,781 various asset-backed convertible bonds, zero coupon to 11.000% due 05/13/19 to 11/25/36; (value—$32,400,000); proceeds: $30,013,767	30,000,000	30,000,000

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $202,578,395 various asset-backed convertible bonds, zero coupon to 12.500% due 02/15/20 to 09/20/48; (value—$140,277,841); proceeds: $130,008,558	$130,000,000	$130,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $18,060,000 US Treasury Bond, 8.750% due 05/15/20; (value—$20,404,351); proceeds: $20,001,228	20,000,000	20,000,000
Repurchase agreement dated 10/19/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.560% due 11/23/18, collateralized by $88,082,742 various asset-backed convertible bonds, 2.460% to 4.000% due 07/08/20 to 03/25/57; (value—$80,250,001); proceeds: $75,186,667[3,4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $4,922,695 various asset-backed convertible bonds, zero coupon to 7.000% due 11/09/18 to 04/15/78 and $10,720,452 various equity securities; (value—$133,750,007); proceeds: $125,622,917[3,5]	$125,000,000	$ 125,000,000
Total repurchase agreements (cost—$930,000,000)		930,000,000
Total investments (cost—$11,400,465,206 which approximates cost for federal income tax purposes)—99.94%		11,400,234,914

Other assets in excess of liabilities—0.06%		6,663,100
Net assets—100.00%		$11,406,898,014

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,903,000,000	$—	$1,903,000,000
Certificates of deposit	—	2,605,631,985	—	2,605,631,985
Commercial paper	—	5,961,602,929	—	5,961,602,929
Repurchase agreements	—	930,000,000	—	930,000,000
Total	$—	$11,400,234,914	$—	$11,400,234,914

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $356,000,283, represented 3.12% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR – 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank 2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR – 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR – 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$ 85,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp. 2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills 2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government obligations—38.03%
US Treasury Bills
2.029%, due 11/01/18[1]	$275,500,000	$275,500,000
2.048%, due 11/08/18[1]	177,000,000	176,930,823
2.077%, due 11/15/18[1]	264,000,000	263,791,704
2.119%, due 11/23/18[1]	178,000,000	177,775,075
2.122%, due 11/29/18[1]	174,000,000	173,718,304
2.127%, due 12/20/18[1]	133,000,000	132,624,186
2.142%, due 12/06/18[1]	165,000,000	164,662,965
2.148%, due 01/10/19[1]	93,000,000	92,620,973
2.151%, due 12/13/18[1]	170,000,000	169,581,517
2.210%, due 12/11/18[1]	161,000,000	160,611,364
2.226%, due 01/17/19[1]	212,000,000	210,987,566
2.227%, due 02/14/19[1]	87,500,000	86,945,687
2.230%, due 02/07/19[1]	133,000,000	132,212,457
2.236%, due 01/24/19[1]	250,000,000	248,697,650
2.238%, due 02/21/19[1]	130,000,000	129,117,300
2.254%, due 01/31/19[1]	518,000,000	515,051,618
2.297%, due 02/28/19[1]	255,000,000	253,119,593
2.384%, due 03/28/19[1]	85,000,000	84,193,031
2.463%, due 04/18/19[1]	160,000,000	158,208,000
2.474%, due 04/25/19[1]	160,000,000	158,125,167
2.492%, due 05/02/19[1]	130,000,000	128,404,264
US Treasury Notes
3 mo. Treasury money market yield, 2.314%, due 11/01/18[2]	650,000,000	649,831,401
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[2]	326,000,000	326,012,151
3 mo. Treasury money market yield + 0.043%, 2.357%, due 11/01/18[2]	250,000,000	250,001,309
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[2]	54,000,000	53,996,802
3 mo. Treasury money market yield + 0.048%, 2.362%, due 11/01/18[2]	650,000,000	650,038,790
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[2]	580,000,000	580,162,634
3 mo. Treasury money market yield + 0.070%, 2.384%, due 11/01/18[2]	100,000,000	100,013,799
3 mo. Treasury money market yield + 0.140%, 2.454%, due 11/01/18[2]	250,000,000	250,011,787
Total US government obligations (cost—$6,752,947,917)		6,752,947,917

Repurchase agreements—64.54%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.170% due 11/01/18, collateralized by $800 US Treasury Bond Principal STRIP, zero coupon due 11/15/24 and $409,214,700 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,001); proceeds: $400,168,778	400,000,000	400,000,000
Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.170% due 11/05/18, collateralized by $205,048,500 US Treasury Bond, 3.375% due 05/15/44 and $738,382,400 US Treasury Notes, 1.625% to 2.750% due 04/30/23 to 05/15/26; (value—$918,000,020); proceeds: $900,379,750	900,000,000	900,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.170% due 11/06/18, collateralized by $767,794,600 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$765,000,089); proceeds: $750,316,458	$750,000,000	$750,000,000
Repurchase agreement dated 10/26/18 with Barclays Bank PLC, 2.180% due 11/02/18, collateralized by $110,380,900 US Treasury Bond, 2.500% due 02/15/46 and $415,784,100 US Treasury Note, 2.875% due 10/31/20; (value—$510,000,018); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.180% due 11/07/18, collateralized by $512,679,100 US Treasury Notes, 2.875% due 10/31/20 to 05/15/28; (value—$510,000,030); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $270,848,900 US Treasury Bond, 3.000% due 11/15/44, $295,978,200 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $565,789,200 US Treasury Inflation Index Notes, 0.125% to 1.250% due 04/15/20 to 07/15/20 and $456,098,100 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$1,632,000,168); proceeds: $1,600,097,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.160% due 11/06/18, collateralized by $772,000 US Treasury Bonds, 3.125% to 8.125% due 08/15/19 to 11/15/41, $89,064,700 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $139,848,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $115,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/39 to 08/15/39 and $32,527,500 US Treasury Notes, 1.250% to 2.875% due 08/31/19 to 08/31/25; (value—$255,000,013); proceeds: $250,105,000	250,000,000	250,000,000
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.190% due 11/01/18, collateralized by $166,438,500 US Treasury Bonds, 2.500% to 8.125% due 08/15/19 to 05/15/46, $1,511,900 US Treasury Inflation Index Bonds, 0.750% to 3.625% due 04/15/28 to 02/15/46, $5,896,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 08/15/46, $628,387,606 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 08/15/47 and $520,471,300 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 04/30/25; (value—$1,020,000,098); proceeds: $1,000,060,833	1,000,000,000	1,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $8,470,000 US Treasury Bond, 6.500% due 11/15/26 and $91,665,000 US Treasury Notes, 1.375% to 2.875% due 07/31/20 to 08/15/26; (value—$102,002,190); proceeds: $100,003,333	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $411,595,000 US Treasury Bill, zero coupon due 08/15/19, $31,940,000 US Treasury Bond, 8.750% due 05/15/20, $950,000,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $996,705,000 US Treasury Notes, 1.000% to 3.625% due 08/15/19 to 02/28/22; (value—$2,458,200,483); proceeds: $2,410,147,947	2,410,000,000	2,410,000,000
Repurchase agreement dated 10/25/18 with Goldman Sachs & Co., 2.170% due 11/01/18, collateralized by $294,864,700 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25; (value—$306,000,002); proceeds: $300,126,583	300,000,000	300,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.170% due 11/06/18, collateralized by $73,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $135,625,600 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $177,276,700 US Treasury Notes, 2.125% to 2.750% due 09/30/21 to 08/31/23; (value—$459,000,078); proceeds: $450,189,875	450,000,000	450,000,000
Repurchase agreement dated 10/26/18 with MUFG Securities Americas Inc., 2.150% due 11/02/18, collateralized by $124,189,400 US Treasury Bills, zero coupon due 12/11/18 to 06/20/19, $29,305,600 US Treasury Bonds, 2.500% to 4.500% due 05/15/38 to 02/15/46, $77,276,700 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $685,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $523,759,500 US Treasury Notes, 1.125% to 3.500% due 12/31/18 to 08/15/28; (value—$816,000,151); proceeds: $800,334,444	800,000,000	800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/18 with MUFG Securities Americas Inc., 2.150% due 11/06/18, collateralized by $23,925,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45 and $299,943,300 US Treasury Notes, 1.375% to 2.875% due 03/31/20 to 05/15/28; (value—$306,000,069); proceeds: $300,125,417	$300,000,000	$300,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $914,500 US Treasury Inflation Index Notes, 0.375% to 0.500% due 07/15/27 to 01/15/28 and $829,234,800 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value—$816,000,055); proceeds: $800,048,000	800,000,000	800,000,000
Repurchase agreement dated 10/31/18 with Mizuho Securities USA LLC, 2.190% due 11/01/18, collateralized by $5,233,700 US Treasury Bill, zero coupon due 10/10/19, $30,372,000 US Treasury Bonds, 3.125% due 02/15/42 to 05/15/48, $150,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $384,221,000 US Treasury Notes, 1.125% to 2.750% due 04/30/20 to 02/15/28; (value—$408,000,064); proceeds: $400,024,333	400,000,000	400,000,000
Total repurchase agreements (cost—$11,460,000,000)		11,460,000,000
Total investments (cost—$18,212,947,917 which approximates cost for federal income tax purposes)—102.57%		18,212,947,917

Liabilities in excess of other assets—(2.57)%		(455,712,654)
Net assets—100.00%		$17,757,235,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$6,752,947,917	$—	$6,752,947,917
Repurchase agreements	—	11,460,000,000	—	11,460,000,000
Total	$—	$18,212,947,917	$—	$18,212,947,917

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—20.04%
Banking-non-US—20.04%
ABN Amro Bank NV 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	30,000,000	30,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	112,000,000	112,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	50,000,000	50,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	40,000,000	40,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	100,000,000	100,000,000
Natixis 2.160%, due 11/01/18	110,000,000	110,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	80,000,000	80,000,000
Svenska Handelsbanken 2.140%, due 11/01/18	30,000,000	30,000,000
Total time deposits (cost—$652,000,000)		652,000,000

Certificates of deposit—18.67%
Banking-non-US—17.75%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.543%, due 11/01/18[1]	16,000,000	16,010,922
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.210%, 2.494%, due 11/13/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	10,000,000	10,000,000
Mizuho Bank Ltd. 2.280%, due 11/06/18	29,500,000	29,500,000
2.300%, due 12/05/18	15,000,000	15,000,000
MUFG Bank Ltd. 2.600%, due 02/01/19	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.010%, 2.446%, due 01/16/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	13,000,000	13,000,000
Norinchukin Bank Ltd. 2.200%, due 11/06/18	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	10,500,000	10,500,040

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	$13,000,000	$13,000,000
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 2.250%, due 12/10/18	25,000,000	25,000,000
2.600%, due 01/30/19	30,000,000	30,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	16,000,000	16,000,000
2.460%, due 03/11/19	15,300,000	15,300,000
1 mo. USD LIBOR + 0.240%, 2.542%, due 11/26/18[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	8,000,000	8,000,000
Swedbank AB 2.200%, due 11/01/18	49,500,000	49,500,000
2.280%, due 11/02/18	26,000,000	26,000,000
Toronto-Dominion Holdings USA, Inc. 2.350%, due 01/17/19	25,000,000	25,000,000
2.360%, due 01/15/19	16,500,000	16,500,000

		577,310,962

Banking-US—0.92%
Branch Banking & Trust Co. 2.190%, due 11/06/18	20,000,000	20,000,000
Citibank New York N.A.
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	10,000,000	10,000,000

		30,000,000
Total certificates of deposit (cost—$607,310,962)		607,310,962

Commercial paper[2]—47.01%
Asset backed-miscellaneous—25.81%
Albion Capital Corp. 2.280%, due 11/15/18	19,000,000	18,983,153
Antalis S.A. 2.330%, due 12/13/18	11,000,000	10,970,098
2.410%, due 11/30/18	31,000,000	30,939,817
2.490%, due 01/11/19	31,000,000	30,847,764

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 2.160%, due 11/01/18	$28,000,000	$28,000,000
Barton Capital Corp. 2.150%, due 11/06/18	10,000,000	9,997,014
2.180%, due 11/01/18	38,000,000	38,000,000
2.280%, due 11/14/18	13,000,000	12,989,296
2.290%, due 11/19/18	13,000,000	12,985,115
2.290%, due 12/11/18	25,000,000	24,936,389
Cancara Asset Securitisation LLC 2.260%, due 11/08/18	10,000,000	9,995,606
2.260%, due 11/19/18	30,000,000	29,966,100
2.270%, due 11/06/18	6,000,000	5,998,108
2.270%, due 11/28/18	25,000,000	24,957,438
2.280%, due 12/06/18	12,000,000	11,973,400
2.300%, due 12/17/18	15,000,000	14,955,917
Charta LLC 2.200%, due 11/14/18	15,000,000	14,988,083
Fairway Finance Corp. 2.250%, due 12/11/18	13,500,000	13,466,250
2.310%, due 12/17/18	4,000,000	3,988,193
Liberty Street Funding LLC 2.310%, due 01/04/19	22,000,000	21,909,653
2.320%, due 12/13/18	10,000,000	9,972,933
2.330%, due 01/07/19	40,000,000	39,826,545
2.350%, due 01/14/19	8,000,000	7,961,356
2.670%, due 03/01/19	19,000,000	18,830,900
LMA Americas LLC 2.290%, due 11/05/18	15,000,000	14,996,183
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	28,000,000	27,977,654
Old Line Funding LLC 2.300%, due 01/03/19	30,000,000	29,879,250
2.300%, due 01/04/19	27,000,000	26,889,600
2.350%, due 01/22/19	23,000,000	22,939,433
2.400%, due 01/15/19	10,000,000	9,950,000
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	3,000,000	3,000,000
Sheffield Receivables Corp. 2.250%, due 11/13/18	8,000,000	7,994,000
2.250%, due 11/14/18	24,000,000	23,980,500
2.250%, due 11/26/18	8,000,000	7,987,500
2.320%, due 11/02/18	12,000,000	11,999,227
2.530%, due 01/25/19	17,000,000	16,898,449
Starbird Funding Corp. 2.160%, due 11/01/18	30,000,000	30,000,000
2.160%, due 11/05/18	22,000,000	21,994,720
2.200%, due 11/01/18	10,000,000	10,000,000
Thunder Bay Funding LLC 2.280%, due 12/17/18	10,000,000	9,970,867
2.310%, due 12/10/18	13,000,000	12,967,468
2.370%, due 12/11/18	35,000,000	34,812,653
Versailles Commercial Paper LLC 2.430%, due 12/03/18	30,000,000	29,935,200
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	15,000,000	15,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	$23,000,000	$23,000,000

		839,611,832

Banking-non-US—14.35%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	12,000,000	12,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	11,000,000	11,000,000
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	11,000,000	11,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	34,000,000	34,000,000
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	12,000,000	12,000,000
China Construction Bank Corp. 2.310%, due 11/14/18	10,000,000	9,991,658
2.330%, due 11/19/18	24,000,000	23,972,040
DBS Bank Ltd. 2.335%, due 12/21/18	24,000,000	23,922,167
2.350%, due 01/11/19	19,000,000	18,911,940
DnB NOR Bank ASA 2.400%, due 01/17/19	25,000,000	24,871,667
Federation Des Caisses 2.190%, due 11/01/18	39,000,000	39,000,000
2.240%, due 11/05/18	1,000,000	999,751
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	10,000,000	9,999,389
2.350%, due 11/14/18	60,000,000	59,949,083
2.370%, due 11/16/18	24,000,000	23,976,300
Mitsubishi UFJ Trust & Banking Corp. 2.260%, due 11/09/18	22,725,000	22,713,587
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	14,000,000	14,000,000
Nationwide Building Society 2.290%, due 12/10/18	20,000,000	19,950,383
Sumitomo Mitsui Trust Bank Ltd. 2.290%, due 12/10/18	15,000,000	14,962,787
2.300%, due 12/05/18	20,000,000	19,956,556
2.560%, due 01/22/19	30,000,000	29,825,067

		467,002,375

Banking-US—0.92%
JP Morgan Securities LLC 2.320%, due 12/11/18	30,000,000	29,922,667

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—2.30%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/02/18	$40,000,000	$39,997,422
2.330%, due 11/06/18	35,000,000	34,988,674

		74,986,096

Finance-other—3.63%
CNPC Finance HK Ltd. 2.430%, due 11/06/18	18,000,000	17,993,925
2.440%, due 11/07/18	31,000,000	30,987,393
2.470%, due 11/06/18	23,000,000	22,992,110
2.570%, due 11/15/18	20,000,000	19,980,011
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	13,000,000	13,000,000

		117,953,439

Total commercial paper (cost—$1,529,476,409)		1,529,476,409

Repurchase agreements—15.12%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $407,971,100 US Treasury Notes, 2.875% due 10/15/21 to 10/31/23 (value—$408,000,051); proceeds: $400,024,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $45,295,448 various asset-backed convertible bonds, zero coupon to 9.000% due 03/28/19 to 11/25/36; (value—$37,798,664); proceeds: $35,016,061	35,000,000	35,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $17,174,624 various asset-backed convertible bonds, 3.500% to 8.250% due 11/15/20 to 09/01/25; (value—$16,200,000); proceeds: $15,000,988	$15,000,000	$ 15,000,000
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $30,000,000 Federal Farm Credit Bank obligation, 2.820% due 10/20/36, $50,000 Federal Home Loan Bank obligation, 1.750% due 06/12/20, $2,199,500 US Treasury Inflation Index Note, 0.250% due 01/15/25; (value—$27,540,018); proceeds: $27,001,635	27,000,000	27,000,000
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $1,365,958 various equity securities; (value—$16,050,007); proceeds: $15,074,750[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$492,000,000)		492,000,000
Total investments (cost—$3,280,787,371 which approximates cost for federal income tax purposes)—100.84%		3,280,787,371

Liabilities in excess of other assets—(0.84)%		(27,435,946)
Net assets—100.00%		$3,253,351,425

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 57.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$652,000,000	$—	$652,000,000
Certificates of deposit	—	607,310,962	—	607,310,962
Commercial paper	—	1,529,476,409	—	1,529,476,409
Repurchase agreements	—	492,000,000	—	492,000,000
Total	$—	$3,280,787,371	$—	$3,280,787,371

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $67,000,000, represented 2.06% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—90.49%
Alabama—1.37%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.630%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.630%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska—1.56%
Alaska International Airports Revenue Refunding (System), Series A, 1.580%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project) 1.690%, VRD	32,365,000	32,365,000

		39,710,000

Arizona—0.42%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.640%, VRD	10,750,000	10,750,000

California—0.30%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,618,474

Colorado—1.12%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,220,842
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,276,577

		28,497,419

District of Columbia—1.88%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.610%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.600%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.690%, VRD	23,810,000	23,810,000

		47,810,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—4.63%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.720%, VRD	$44,615,000	$44,615,000
JEA Water & Sewer System Revenue, Subseries A-1, 1.650%, VRD	24,380,000	24,380,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.570%, VRD	36,235,000	36,235,000
Pinellas County Health Facilities Authority Revenue (Baycare Health) 1.660%, VRD	12,720,000	12,720,000

		117,950,000

Georgia—1.82%
Cobb County Tax Anticipation Notes 2.250%, due 11/30/18	10,000,000	10,005,082
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.570%, VRD	29,725,000	29,725,000
Series B-2, 1.520%, VRD	6,680,000	6,680,000

		46,410,082

Illinois—10.15%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.610%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.620%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.610%, VRD	21,700,000	21,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project) 1.620%, VRD	46,000,000	46,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.610%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.640%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.610%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.670%, VRD	10,000,000	10,000,000
Series C, 1.640%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.600%, VRD	$6,400,000	$6,400,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.630%, VRD	18,810,000	18,810,000
Series E2, 1.650%, VRD	7,500,000	7,500,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.580%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.600%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.580%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.600%, VRD	5,000,000	5,000,000
Series A-2B, 1.610%, VRD	5,000,000	5,000,000
Series A-2D, 1.600%, VRD	5,000,000	5,000,000

		258,480,000

Indiana—7.57%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.650%, VRD	27,055,000	27,055,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.570%, VRD	27,050,000	27,050,000
Series C, 1.580%, VRD	33,055,000	33,055,000
Series D, 1.600%, VRD	15,440,000	15,440,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.650%, VRD	12,515,000	12,515,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.590%, VRD	69,980,000	69,980,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.630%, VRD	7,500,000	7,500,000

		192,595,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.90%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 1.690%, VRD	$15,000,000	$15,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 1.690%, VRD	8,000,000	8,000,000

		23,000,000

Maryland—1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.620%, VRD	31,185,000	31,185,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.600%, VRD	8,400,000	8,400,000

		39,585,000

Massachusetts—0.60%
Commonwealth of Massachusetts General Obligation Anticipation Notes, Series A, 4.000%, due 04/25/19	10,000,000	10,106,618
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.590%, VRD	5,255,000	5,255,000

		15,361,618

Michigan—1.11%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.670%, VRD	22,600,000	22,600,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.590%, VRD	5,715,000	5,715,000

		28,315,000

Minnesota—0.09%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.590%, VRD	2,200,000	2,200,000

Mississippi—4.92%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.580%, VRD	7,980,000	7,980,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series A, 1.660%, VRD	$38,305,000	$38,305,000
Series C, 1.660%, VRD	38,275,000	38,275,000
Series G, 1.660%, VRD	40,540,000	40,540,000

		125,100,000

Missouri—1.31%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.610%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.590%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 1.650%, VRD	6,100,000	6,100,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 1.580%, VRD	13,175,000	13,175,000

		33,275,000

Nebraska—1.10%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.680%, VRD	27,920,000	27,920,000

New Hampshire—0.86%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 1.560%, VRD	1,100,000	1,100,000
Series B, 1.660%, VRD	20,880,000	20,880,000

		21,980,000

New York—22.77%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.540%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 1.600%, VRD	12,000,000	12,000,000
Subseries E-1, 1.660%, VRD	23,960,000	23,960,000
Subseries E-3, 1.700%, VRD	10,605,000	10,605,000
Subseries E-4, 1.600%, VRD	4,000,000	4,000,000

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.600%, VRD	$18,200,000	$18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.700%, VRD	12,715,000	12,715,000
Series BB-5, 1.650%, VRD	6,850,000	6,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.670%, VRD	85,245,000	85,245,000
Series DD-2, 1.680%, VRD	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.600%, VRD	21,690,000	21,690,000
Subseries A-4, 1.650%, VRD	32,125,000	32,125,000
Subseries C-6, 1.600%, VRD	4,000,000	4,000,000
Subseries D-4, 1.640%, VRD	37,750,000	37,750,000
Subseries E-4, 1.680%, VRD	29,210,000	29,210,000
New York City, Subseries B-3, 1.580%, VRD	11,300,000	11,300,000
Subseries F-3, Series F, 1.700%, VRD	5,600,000	5,600,000
Subseries L-4, 1.660%, VRD	40,730,000	40,730,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.620%, VRD	58,445,000	58,445,000
Series A-2, 1.600%, VRD	6,025,000	6,025,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.600%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.600%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.680%, VRD	1,705,000	1,705,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.610%, VRD	$24,475,000	$24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.610%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.620%, VRD	4,755,000	4,755,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.590%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B-3, 1.670%, VRD	37,600,000	37,600,000
Series C, 1.640%, VRD	6,500,000	6,500,000
Series C, 1.690%, VRD	58,460,000	58,460,000
Series F, 1.650%, VRD	5,000,000	5,000,000
Subseries B-2 1.620%, VRD	2,550,000	2,550,000

		579,590,000

North Carolina—0.62%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.650%, VRD	7,950,000	7,950,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.560%, VRD	7,885,000	7,885,000

		15,835,000

Ohio—1.20%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.610%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.550%, VRD	1,270,000	1,270,000
Series D, 1.480%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.08%
Oregon Health & Science University Revenue, Series C, 1.640%, VRD	2,065,000	2,065,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.94%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.610%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.610%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.600%, VRD	9,900,000	9,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.600%, VRD	12,400,000	12,400,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 1.600%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.610%, VRD	20,065,000	20,065,000

		74,910,000

Rhode Island—0.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.610%, VRD	1,100,000	1,100,000

South Carolina—0.80%
Charleston County School District General Obligation, Series B, 5.000%, due 05/15/19	10,000,000	10,173,304
Richland County General Obligation Unlimited Notes 3.000%, due 02/27/19	10,000,000	10,039,333

		20,212,637

Tennessee—2.56%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.670%, VRD	5,580,000	5,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.710%, VRD	51,100,000	51,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.600%, VRD	8,500,000	8,500,000

		65,180,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—11.64%
Austin Water & Wastewater Systems Revenue Refunding 1.600%, VRD	$8,000,000	$8,000,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.700%, VRD	37,930,000	37,930,000
Subseries C-2, 1.700%, VRD	37,770,000	37,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 1.700%, VRD	27,805,000	27,805,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.620%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 1.660%, VRD	69,200,000	69,200,000
Texas State, Veteran Bonds 1.650%, VRD	25,560,000	25,560,000
Texas State, Veteran Notes 4.000%, due 08/29/19	30,000,000	30,523,075
University of Texas Permanent University Fund System, Series A, 1.570%, VRD	1,200,000	1,200,000
University of Texas University Revenues (Financing Systems), Series B, 1.560%, VRD	15,630,000	15,630,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.570%, VRD	40,905,000	40,905,000

		296,383,075

Utah—1.51%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.670%, VRD	29,400,000	29,400,000
Series D, 1.630%, VRD	8,890,000	8,890,000

		38,290,000

Virginia—1.88%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.610%, VRD	29,885,000	29,885,000
Series D, 1.620%, VRD	18,055,000	18,055,000

		47,940,000

	Face Amount	Value
Municipal bonds and notes—(concluded)
Washington—0.12%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.610%, VRD	$3,050,000	$3,050,000

Wisconsin—1.06%
Wisconsin Health & Educational Facilities Authority Revenue Series A, 1.650%, VRD	20,000,000	20,000,000
Series B, 1.600%, VRD	7,000,000	7,000,000

		27,000,000
Total municipal bonds and notes (cost—$2,303,478,305)		2,303,478,305

Tax-exempt commercial paper—9.34%
California—0.47%
San Diego County Water Authority 1.650%, due 11/05/18	12,000,000	12,000,000

Connecticut—0.59%
Yale University 1.660%, due 11/01/18	15,000,000	15,000,000

District of Columbia—0.39%
Washington D.C. Metropolitan Airport Authority 1.730%, due 11/23/18	10,000,000	10,000,000

Florida—0.59%
Miami-Dade County Water & Sewer Revenue 2.220%, due 11/01/18	15,000,000	15,000,000

Georgia—0.27%
Emory University 1.770%, due 01/09/19	7,000,000	7,000,000

Illinois—1.01%
Illinois Educational Facilities Authority Revenue 1.770%, due 12/03/18	25,786,000	25,786,000

Minnesota—0.41%
University of Minnesota 1.650%, due 11/01/18	10,500,000	10,500,000

New York—0.86%
New York State Power Authority 1.700%, due 11/08/18	22,000,000	22,000,000

Ohio—0.92%
Cleveland Clinic 1.740%, due 11/08/18	8,300,000	8,300,000
1.750%, due 12/11/18	5,000,000	5,000,000
1.720%, due 12/04/18	10,000,000	10,000,000

		23,300,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Pennsylvania—1.35%
Montgomery County 1.670%, due 11/08/18	$5,000,000	$5,000,000
1.720%, due 12/03/18	10,000,000	10,000,000
1.730%, due 11/19/18	6,000,000	6,000,000
1.550%, due 11/01/18	13,250,000	13,250,000

		34,250,000

Texas—2.48%
Lower Colorado River Authority Revenue 1.800%, due 02/04/19	21,099,000	21,099,000
Methodist Hospital 1.690%, due 11/01/18	5,000,000	5,000,000
1.750%, due 12/04/18	15,000,000	15,000,000
University of Texas 1.240%, due 11/01/18	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
1.530%, due 11/06/18	$6,000,000	$6,000,000
1.680%, due 11/08/18	6,000,000	6,000,000

		63,099,000
Total tax-exempt commercial paper (cost—$237,935,000)		237,935,000
Total investments (cost—$2,541,413,305 which approximates cost for federal income tax purposes)—99.83%		2,541,413,305

Other assets in excess of liabilities—0.17%		4,215,656
Net assets—100.00%		$2,545,628,961

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,303,478,305	$—	$2,303,478,305
Tax-exempt commercial paper	—	237,935,000	—	237,935,000
Total	$—	$2,541,413,305	$—	$2,541,413,305

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.37% of the Fund’s net assets at period end.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2018 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$10,470,465,206; $10,523,067,001; $6,752,947,917; $2,788,787,371 and $2,541,413,305, respectively)	$10,470,234,914	$10,523,067,001	$6,752,947,917	$2,788,787,371	$2,541,413,305
Repurchase agreements, at value (cost—$930,000,000; $3,820,000,000; $11,460,000,000; $492,000,000 and $0, respectively)	930,000,000	3,820,000,000	11,460,000,000	492,000,000	—
Total investments in securities, at value (cost—$11,400,465,206; $14,343,067,001; $18,212,947,917; $3,280,787,371 and $2,541,413,305, respectively)	$11,400,234,914	$14,343,067,001	$18,212,947,917	$3,280,787,371	$2,541,413,305
Cash	1,100,035	7,728,466	6,758,235	1,192,445	73,566
Receivable for interest	7,456,510	7,181,828	1,736,458	1,899,240	4,547,107
Total assets	11,408,791,459	14,357,977,295	18,221,442,610	3,283,879,056	2,546,033,978

Liabilities:
Payable for investments purchased	—	240,917,849	461,450,836	30,000,000	—
Payable to affiliate	1,893,445	2,406,737	2,756,511	527,631	405,017
Total liabilities	1,893,445	243,324,586	464,207,347	30,527,631	405,017

Net assets, at value	$11,406,898,014	$14,114,652,709	$17,757,235,263	$3,253,351,425	$2,545,628,961

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$111,481,816	$148,977,986	$171,813,753	$31,869,390	$19,164,751
Expenses:
Investment advisory and administration fees	5,067,860	7,594,525	8,773,563	1,474,030	1,427,481
Trustees’ fees and expenses	30,227	39,762	56,231	13,857	13,371
Total expenses	5,098,087	7,634,287	8,829,794	1,487,887	1,440,852
Net investment income	106,383,729	141,343,699	162,983,959	30,381,503	17,723,899
Net realized gains	24,754	3,855	91	—	—
Net change in unrealized depreciation	(490,372)	—	—	—	—
Net increase in net assets resulting from operations	$105,918,111	$141,347,554	$162,984,050	$30,381,503	$17,723,899

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$106,383,729	$84,310,664
Net realized gains	24,754	8,663
Net change in net unrealized depreciation	(490,372)	(386,387)
Net increase in net assets resulting from operations	105,918,111	83,932,940
Net increase in net assets from beneficial interest transactions	3,525,329,026	4,530,600,138
Net increase in net assets	3,631,247,137	4,614,533,078
Net assets:

Beginning of period	7,775,650,877	3,161,117,799
End of period	$11,406,898,014	$7,775,650,877

	Government Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$141,343,699	$168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

	Treasury Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$162,983,959	$192,464,538
Net realized gains	91	28,283
Net increase in net assets resulting from operations	162,984,050	192,492,821
Net decrease in net assets from beneficial interest transactions	(435,693,776)	(357,542,511)
Net decrease in net assets	(272,709,726)	(165,049,690)
Net assets:

Beginning of period	18,029,944,989	18,194,994,679
End of period	$17,757,235,263	$18,029,944,989

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$30,381,503	$24,630,400
Net realized gains	—	169
Net increase in net assets resulting from operations	30,381,503	24,630,569
Net increase in net assets from beneficial interest transactions	852,634,325	1,009,547,304
Net increase in net assets	883,015,828	1,034,177,873
Net assets:

Beginning of period	2,370,335,597	1,336,157,724
End of period	$3,253,351,425	$2,370,335,597

	Tax-Free Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$17,723,899	$25,073,238
Net realized gains	—	—
Net increase in net assets resulting from operations	17,723,899	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(800,056,501)	985,153,890
Net increase (decrease) in net assets	(782,332,602)	1,010,227,128
Net assets:

Beginning of period	3,327,961,563	2,317,734,435
End of period	$2,545,628,961	$3,327,961,563

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	2.09%[1]	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[2]	1.05%	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of period (000’s)	$11,406,898	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.85%[1]	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.94%	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of period (000’s)	$17,757,235	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
		2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.00%[2,3]
Net investment income	2.04%[2]	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.03%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$3,253,351	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	1.23%[1]	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.63%	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of period (000’s)	$2,545,629	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

Master Trust

Notes to financial statements (unaudited)

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,893,445
Government Master Fund	2,406,737
Treasury Master Fund	2,756,511
Prime CNAV Master Fund	527,631
Tax-Free Master Fund	405,017

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At

October 31, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during the period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

Master Trust

Notes to financial statements (unaudited)

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	505,165,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$10,061,789,150	$13,108,820,052
Withdrawals	(6,536,460,124)	(8,578,219,914)
Net increase in beneficial interest	$3,525,329,026	$4,530,600,138

Government Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Treasury Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$18,448,037,605	$36,198,417,823
Withdrawals	(18,883,731,381)	(36,555,960,334)
Net decrease in beneficial interest	$(435,693,776)	$(357,542,511)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,967,642,323	$2,253,080,114
Withdrawals	(1,115,007,998)	(1,243,532,810)
Net increase in beneficial interest	$852,634,325	$1,009,547,304

Tax-Free Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,485,368,088	$2,439,842,988
Withdrawals	(2,285,424,589)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(800,056,501)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$391,189
Gross unrealized depreciation	(621,481)
Net unrealized depreciation	$(230,292)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 8 basis points (i.e., 0.08%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s Actual Management Fee and overall expenses the lowest in the Expense Group).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 7 basis points (i.e., 0.07%) and less than 3 basis points (i.e., 0.03%), respectively (with the Tax-Free Reserve Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the total expenses were below median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was at the Performance Group median for the one-year period and below median by 2 basis points (i.e., 0.02%), 1 basis point (i.e., 0.01%) and 1 basis point (i.e., 0.01%), respectively, for the three- and five-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund’s performance was in the first quintile of the Performance Group for the one-, three- and five-year periods and since inception. (The first quintile consists of the best performing funds in the relevant category.)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2018

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 2.25% as of October 31, 2018, versus 1.90% on April 30, 2018.

•	UBS Select Government Preferred Fund: 2.07% as of October 31, 2018, versus 1.60% as of April 30, 2018.

•	UBS Select Treasury Preferred Fund: 2.09% as of October 31, 2018, versus 1.54% on April 30, 2018.

•	UBS Prime Preferred Fund: 2.19% as of October 31, 2018, versus 1.80% on April 30, 2018.

•	UBS Tax-Free Preferred Fund: 1.48% as of October 31, 2018, versus 1.52% on April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 21 days. By the end of the period on October 31, 2018, the Master Fund’s WAM was 22 days.

At the issuer level, we maintained a high level of diversification, and kept the Master Fund in excess of regulatory daily and weekly liquid minimums. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period for maturities beyond overnight. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to time deposits. Conversely, we decreased its exposures to commercial paper and repurchase agreements. The Master Fund’s allocation to certificates of deposit was the same percentage at April 30th and October 31st. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 24 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2018, it was 28 days. At the security level, we increased the Master Fund’s exposure to direct US government obligations and slightly increased its allocation to repurchase agreements backed by government securities.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by US Treasuries and reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 17 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to time deposits and certificates of deposit. Conversely, we reduced its allocations to commercial paper and repurchase agreements, while eliminating its small position in US government and agency obligations.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 13 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds and notes.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a

2

UBS Preferred Funds

measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value[2] October 31, 2018	Expenses paid during period[3] 5/01/18 to 10/31/18	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,010.50	$0.56	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.56	0.11

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,009.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,009.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,010.10	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,006.10	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.25%
Seven-day effective yield after fee waivers[1]	2.27
Seven-day current yield before fee waivers[1]	2.19
Seven-day effective yield before fee waivers[1]	2.21
Weighted average maturity[2]	22 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.07%
Seven-day effective yield after fee waivers[1]	2.09
Seven-day current yield before fee waivers[1]	2.03
Seven-day effective yield before fee waivers[1]	2.05
Weighted average maturity[2]	28 days

Table footnotes are on page 7.

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.09%
Seven-day effective yield after fee waivers[1]	2.11
Seven-day current yield before fee waivers[1]	2.05
Seven-day effective yield before fee waivers[1]	2.07
Weighted average maturity[2]	18 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	2.19%
Seven-day effective yield after fee waivers[1]	2.21
Seven-day current yield before fee waivers[1]	2.15
Seven-day effective yield before fee waivers[1]	2.17
Weighted average maturity[2]	21 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.48%
Seven-day effective yield after fee waivers[1]	1.49
Seven-day current yield before fee waivers[1]	1.44
Seven-day effective yield before fee waivers[1]	1.45
Weighted average maturity[2]	13 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2018 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$2,138,535,491; $3,661,859,267; $8,455,450,812; $424,526,478 and $563,631,082, respectively, which approximates cost for federal income tax purposes)	$2,138,506,344

Liabilities:
Dividends payable to shareholders	4,268,965
Payable to affiliate	49,341
Total liabilities	4,318,306

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,134,030,293; 3,655,117,856; 8,441,997,222; 423,702,658 and 562,934,196 outstanding, respectively	$2,134,210,541
Distributable earnings (losses)	(22,503)
Net assets	$2,134,188,038
Net asset value per share	$1.0001

8

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$3,661,859,267	$8,455,450,812	$424,526,478	$563,631,082

6,508,891	12,947,258	799,143	671,049
259,203	487,881	24,642	25,837
6,768,094	13,435,139	823,785	696,886

$3,655,117,856	$8,441,997,222	$423,702,658	$562,934,151
(26,683)	18,451	35	45
$3,655,091,173	$8,442,015,673	$423,702,693	$562,934,196
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2018 (unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$24,725,209
Expenses allocated from Master Fund	(1,134,187)
Net investment income allocated from Master Fund	23,591,022
Expenses:
Administration fees	894,376
Trustees’ fees	11,949
906,325
Fee waivers by administrator	(773,076)
Net expenses	133,249
Net investment income	23,457,773
Net realized gains allocated from Master Fund	6,502
Net change in unrealized depreciation allocated from Master Fund	(89,695)
Net increase in net assets resulting from operations	$23,374,580

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$40,201,545	$84,539,744	$5,370,858	$5,275,607
(2,053,964)	(4,363,167)	(251,499)	(405,158)
38,147,581	80,176,577	5,119,359	4,870,449

1,625,437	3,458,944	192,642	315,023
16,376	28,743	8,369	8,923
1,641,813	3,487,687	201,011	323,946
(820,904)	(1,743,841)	(100,506)	(161,974)
820,909	1,743,846	100,505	161,972
37,326,672	78,432,731	5,018,854	4,708,477
983	47	—	—
—	—	—	—
$37,327,655	$78,432,778	$5,018,854	$4,708,477

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:
Net investment income	$23,457,773	$18,039,976
Net realized gains	6,502	2,056
Net change in unrealized depreciation	(89,695)	(71,893)
Net increase in net assets resulting from operations	23,374,580	17,970,139
Total distributions*	(23,457,773)	(18,043,769)
Net increase in net assets from beneficial interest transactions	401,730,865	1,132,854,145
Net increase in net assets	401,647,672	1,132,780,515
Net assets:
Beginning of period	1,732,540,366	599,759,851
End of period	$2,134,188,038	$1,732,540,366

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(18,039,976) and $(3,793), respectively.

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:
Net investment income	$37,326,672	$39,612,452
Net realized gains (losses)	983	(27,666)
Net increase in net assets resulting from operations	37,327,655	39,584,786
Total distributions*	(37,326,672)	(39,705,324)
Net decrease in net assets from beneficial interest transactions	(258,539,251)	(185,000,460)
Net decrease in net assets	(258,538,268)	(185,120,998)
Net assets:
Beginning of period	3,913,629,441	4,098,750,439
End of period	$3,655,091,173	$3,913,629,441

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(39,612,452) and $(92,872), respectively.

See accompanying notes to financial statements.

12

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:
Net investment income	$78,432,731	$92,391,570
Net realized gains	47	18,404
Net increase in net assets resulting from operations	78,432,778	92,409,974
Total distributions*	(78,432,731)	(92,458,363)
Net decrease in net assets from beneficial interest transactions	(806,137,045)	(1,107,904,280)
Net decrease in net assets	(806,136,998)	(1,107,952,669)
Net assets:
Beginning of period	9,248,152,671	10,356,105,340
End of period	$8,442,015,673	$9,248,152,671

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(92,391,570) and $(66,793), respectively.

	UBS Prime Preferred Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:
Net investment income	$5,018,854	$6,028,325
Net realized gains	—	35
Net increase in net assets resulting from operations	5,018,854	6,028,360
Total distributions*	(5,018,854)	(6,028,947)
Net increase (decrease) in net assets from beneficial interest transactions	20,105,535	(99,331,997)
Net increase (decrease) in net assets	20,105,535	(99,332,584)
Net assets:
Beginning of period	403,597,158	502,929,742
End of period	$423,702,693	$403,597,158

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(6,028,325) and $(622), respectively.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:
Net investment income	$4,708,477	$9,270,418
Net increase in net assets resulting from operations	4,708,477	9,270,418
Total distributions*	(4,708,477)	(9,270,418)
Net increase (decrease) in net assets from beneficial interest transactions	(700,925,129)	364,014,574
Net increase (decrease) in net assets	(700,925,129)	364,014,574
Net assets:
Beginning of period	1,263,859,325	899,844,751
End of period	$562,934,196	$1,263,859,325

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income were $(9,270,418).

See accompanying notes to financial statements.

14

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0104	0.0137	0.0061	0.002	0.001	0.001
Net realized and unrealized gains (losses)	(0.0000)[2]	(0.0001)	0.0011	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0104	0.0136	0.0072	0.002	0.001	0.001
Dividends from net investment income	(0.0104)	(0.0137)	(0.0061)	(0.002)	(0.001)	(0.001)
Distributions from net realized gains	—	(0.0000)[2]	(0.0009)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0104)	(0.0137)	(0.0070)	(0.002)	(0.001)	(0.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.00	$1.00	$1.00
Total investment return[3]	1.05%	1.37%	0.72%	0.21%	0.07%	0.07%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.11%[5]	0.08%	0.13%	0.14%	0.14%	0.14%
Net investment income[4]	2.07%[5]	1.40%	0.44%	0.21%	0.07%	0.07%
Supplemental data:
Net assets, end of period (000’s)	$2,134,188	$1,732,540	$599,760	$7,187,548	$5,349,181	$6,456,726

[1]	Amount represents less than $0.0005 per share.
[2]	Amount represents less than $0.00005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 28, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003
Net realized gains (losses)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.009	0.010	0.003
Dividends from net investment income	(0.009)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.009)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.92%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.14%[5]	0.14%	0.09%[5]
Net investment income[4]	1.82%[5]	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,655,091	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003	0.001	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.009	0.010	0.003	0.001	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.009)	(0.010)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.010)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.92%	1.04%	0.34%	0.07%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.10%	0.06%	0.06%
Net investment income[3]	1.80%[4]	1.04%	0.36%	0.06%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$8,442,016	$9,248,153	$10,356,105	$4,993,806	$4,594,241	$5,466,450

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.010	0.013	0.006	0.001
Net realized gains	—	0.000 [2]	0.000 [2]	—
Net increase from operations	0.010	0.013	0.006	0.001
Dividends from net investment income	(0.010)	(0.013)	(0.006)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.010)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	1.01%	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%	0.04%[5]
Net investment income[4]	2.00%[5]	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$423,703	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.006	0.009	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.006	0.009	0.004	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.006)	(0.009)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.006)	(0.009)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	0.61%	0.87%	0.42%	0.03%	0.04%	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.04%	0.04%	0.07%
Net investment income[3]	1.16%[4]	0.89%	0.53%	0.02%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$562,934	$1,263,859	$899,845	$27,487	$37,959	$35,870

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.75% for Prime Preferred Fund, 25.94% for Government Preferred Fund, 47.61% for Treasury Preferred Fund, 13.05% for Prime CNAV Preferred Fund, and 22.14% for Tax-Free Preferred Fund at October 31, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2018, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

21

UBS Preferred Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$168,720
Government Preferred Fund	396,950
Treasury Preferred Fund	743,219
Prime CNAV Preferred Fund	39,700
Tax-Free Preferred Fund	44,624

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2018, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses. At October 31, 2018, there were no independent trustees’ fees and expenses owed from UBS.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2019, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM.

22

UBS Preferred Funds

Notes to financial statements (unaudited)

At October 31, 2018, UBS AM owed the Funds, and for the period ended October 31, 2018, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$79,473	$453,160
Government Preferred Fund	137,747	820,904
Treasury Preferred Fund	255,338	1,743,841
Prime CNAV Preferred Fund	15,058	100,506
Tax-Free Preferred Fund	18,787	161,974

In addition to the above written fee waiver agreement, effective May 1, 2018 through September 30, 2018, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive 0.03% of its administrative fees. Effective October 1, 2018 through October 31, 2018, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive 0.02% of its administrative fees. At October 31, 2018, UBS AM owed Prime Preferred Fund, and for the period ended October 31, 2018, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Preferred Fund	$39,906	$319,916

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM did not owe and/or waive fees under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Preferred Fund

	For the six months ended October 31, 2018		For the year ended April 30, 2018
	Shares	Amount	Shares	Amount
Shares sold	7,149,014,354	$7,150,046,291	7,498,396,038	$7,499,020,325
Shares repurchased	(6,764,144,534)	(6,765,116,787)	(6,379,079,430)	(6,379,586,492)
Dividends reinvested	16,798,828	16,801,361	13,419,559	13,420,312
Net increase	401,668,648.00	$401,730,865	1,132,736,167	$1,132,854,145

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	66,175,383,879	143,314,096,503
Shares repurchased	(66,455,815,995)	(143,518,922,389)
Dividends reinvested	21,892,865	19,825,426
Net decrease in shares outstanding	(258,539,251)	(185,000,460)

23

UBS Preferred Funds

Notes to financial statements (unaudited)

Treasury Preferred Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	22,365,677,546	38,712,853,644
Shares repurchased	(23,235,760,002)	(39,897,697,690)
Dividends reinvested	63,945,411	76,939,766
Net decrease in shares outstanding	(806,137,045)	(1,107,904,280)

Prime CNAV Preferred Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	666,415,942	433,441,427
Shares repurchased	(651,062,646)	(538,533,872)
Dividends reinvested	4,752,239	5,760,448
Net increase (decrease) in shares outstanding	20,105,535	(99,331,997)

Tax-Free Preferred Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	548,118,534	1,749,517,458
Shares repurchased	(1,254,255,247)	(1,393,509,331)
Dividends reinvested	5,211,584	8,006,447
Net increase (decrease) in shares outstanding	(700,925,129)	364,014,574

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2018 was as follows:

Fund	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
Prime Preferred Fund	$—	$18,043,769	$—	$—
Government Preferred Fund	—	39,705,324	—	—
Treasury Preferred Fund	—	92,458,363	—	—
Prime CNAV Preferred Fund	—	6,028,947	—	—
Tax-Free Preferred Fund	9,270,418	—	—	—

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2019.

24

UBS Preferred Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

28

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,010.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,010.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

29

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	48.1%
France	8.8
Sweden	8.0
Japan	6.3
Singapore	5.5
Total	76.7%

Portfolio composition[2]
Commercial paper	52.3%
Certificates of deposit	22.8
Time deposits	16.7
Repurchase agreements	8.1
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

30

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
Repurchase agreements	64.6%
US government obligations	38.0
Other assets less liabilities	(2.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	46.5%
France	10.5
Sweden	10.2
Japan	6.2
Canada	4.2
Total	77.6%

Portfolio composition[2]
Commercial paper	47.0%
Time deposits	20.0
Certificates of deposit	18.7
Repurchase agreements	15.1
Other assets less liabilities	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
Municipal bonds and notes	90.5%
Tax-exempt commercial paper	9.3
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—16.68%
Banking-non-US—16.68%
ABN Amro Funding USA LLC 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	320,000,000	320,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	380,000,000	380,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	150,000,000	150,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	200,000,000	200,000,000
Natixis 2.160%, due 11/01/18	403,000,000	403,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	250,000,000	250,000,000
Total time deposits (cost—$1,903,000,000)		1,903,000,000

Certificates of deposit—22.84%
Banking-non-US—20.30%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	40,000,000	40,005,972
3 mo. USD LIBOR + 0.180%, 2.578%, due 01/03/19[1]	40,000,000	40,012,607
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.456%, due 11/01/18[1]	50,000,000	50,003,585
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.170%, 2.447%, due 11/07/18[1]	50,000,000	50,009,498
1 mo. USD LIBOR + 0.200%, 2.461%, due 11/02/18[1]	10,000,000	9,998,894
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	48,000,000	48,002,721
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	38,000,000	38,020,202
KBC Bank NV 2.190%, due 11/01/18	157,000,000	156,999,992
Mizuho Bank Ltd.
2.280%, due 11/06/18	100,000,000	100,001,234
2.300%, due 12/05/18	120,000,000	120,006,870
MUFG Bank Ltd. 2.180%, due 11/06/18	115,000,000	114,998,963
Nordea Bank AB
3 mo. USD LIBOR + 0.070%, 2.382%, due 11/21/18[1]	42,000,000	41,992,948
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	57,000,000	56,989,444
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	46,000,000	46,021,665
Norinchukin Bank Ltd. 2.200%, due 11/01/18	280,000,000	279,999,964

	Face Amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.180%, 2.467%, due 11/26/18[1]	$50,000,000	$50,014,442
2.480%, due 02/05/19	88,000,000	87,990,932
1 mo. USD LIBOR + 0.200%, 2.482%, due 11/19/18[1]	60,000,000	60,000,000
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	40,000,000	40,004,401
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/14/18[1]	40,000,000	40,004,613
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	43,000,000	42,997,980
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	38,000,000	38,008,891
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	38,000,000	38,009,226
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	42,000,000	41,999,765
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	50,000,000	49,994,606
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	45,000,000	45,012,511
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	45,000,000	45,017,442
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	38,000,000	38,000,322
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Svenska Handelsbanken
3 mo. USD LIBOR + 0.100%, 2.443%, due 11/07/18[1]	20,000,000	19,998,958
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	30,000,000	30,000,175
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	20,000,000	19,995,233
1 mo. USD LIBOR + 0.210%, 2.492%, due 11/23/18[1]	20,000,000	20,001,476
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	20,000,000	19,999,484
3 mo. USD LIBOR + 0.100%, 2.620%, due 01/30/19[1]	38,000,000	37,999,954
Swedbank AB 2.200%, due 11/01/18	114,500,000	114,500,030
1 mo. USD LIBOR + 0.200%, 2.487%, due 11/26/18[1]	50,000,000	50,005,045
Toronto Dominion Bank Ltd. 2.350%, due 01/17/19	117,000,000	116,984,151

		2,315,608,728

Banking-US—2.54%
Branch Banking & Trust Co. 2.190%, due 11/06/18	80,000,000	79,999,625
Citibank N.A. 2.430%, due 01/07/19	100,000,000	99,992,606

35

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	$38,000,000	$38,008,554
Wells Fargo Bank N.A.
1 mo. USD LIBOR + 0.240%, 2.519%, due 11/05/18[1]	30,000,000	30,007,549
3 mo. USD LIBOR + 0.190%, 2.598%, due 11/05/18[1]	42,000,000	42,014,923

		290,023,257
Total certificates of deposit (cost—$2,605,528,823)		2,605,631,985

Commercial paper[2]—52.27%
Asset backed-miscellaneous—24.76%
Albion Capital Corp. 2.280%, due 11/15/18	65,000,000	64,938,791
Antalis S.A. 2.320%, due 11/09/18	24,000,000	23,986,410
2.330%, due 12/13/18	38,000,000	37,893,790
2.410%, due 11/30/18	14,000,000	13,973,050
Atlantic Asset Securitization LLC 2.170%, due 11/01/18	100,000,000	99,993,861
Barton Capital Corp. 2.150%, due 11/06/18	45,000,000	44,983,207
2.180%, due 11/01/18	18,000,000	17,998,908
2.270%, due 11/05/18	25,000,000	24,992,264
2.280%, due 11/14/18	75,000,000	74,932,071
2.290%, due 12/11/18	60,000,000	59,834,633
2.320%, due 12/17/18	20,000,000	19,936,028
2.420%, due 01/03/19	25,000,000	24,889,111
2.520%, due 01/16/19	60,000,000	59,673,776
Cancara Asset Securitisation LLC 2.260%, due 11/05/18	30,000,000	29,990,604
2.260%, due 11/08/18	85,000,000	84,957,273
2.260%, due 11/19/18	85,500,000	85,396,754
2.270%, due 11/06/18	35,100,000	35,086,791
2.270%, due 11/28/18	10,000,000	9,982,064
2.280%, due 12/06/18	20,000,000	19,953,520
Charta LLC 2.200%, due 11/14/18	20,000,000	19,982,150
2.410%, due 01/07/19	75,000,000	74,653,058
Fairway Finance Corp. 2.310%, due 12/17/18	6,000,000	5,981,451
2.390%, due 01/07/19	15,000,000	14,931,065
Gotham Funding Corp. 2.400%, due 01/07/19	50,000,000	49,771,822
2.600%, due 01/16/19	75,000,000	74,602,327
Liberty Street Funding LLC 2.260%, due 11/08/18	30,000,000	29,984,920
2.310%, due 01/04/19	15,000,000	14,934,810
2.320%, due 11/19/18	50,000,000	49,939,622
2.320%, due 12/10/18	50,000,000	49,870,389
2.320%, due 12/13/18	32,000,000	31,910,560
2.330%, due 01/07/19	35,000,000	34,839,813
2.400%, due 01/02/19	24,000,000	23,899,368
LMA Americas LLC 2.270%, due 11/14/18	40,000,000	39,964,533
2.290%, due 11/05/18	35,000,000	34,988,917

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	$98,000,000	$97,913,183
2.400%, due 01/07/19	14,500,000	14,433,308
Nieuw Amsterdam Receivables Corp.
2.280%, due 12/03/18	50,000,000	49,889,129
2.280%, due 12/04/18	100,000,000	99,771,539
2.410%, due 01/07/19	75,000,000	74,647,250
Old Line Funding LLC 2.290%, due 12/20/18	25,000,000	24,918,160
2.300%, due 01/03/19	30,000,000	29,871,840
2.300%, due 01/04/19	25,000,000	24,891,306
2.370%, due 12/11/18	64,000,000	63,829,732
2.400%, due 01/15/19	25,000,000	24,869,586
1 mo. USD LIBOR + 0.160%, 2.462%, due 11/01/18[1]	30,000,000	29,998,821
1 mo. USD LIBOR + 0.190%, 2.480%, due 11/19/18[1]	50,000,000	49,994,594
1 mo. USD LIBOR + 0.250%, 2.537%, due 11/19/18[1]	22,000,000	22,006,706
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	25,000,000	25,012,833
Regency Markets No. 1 LLC 2.200%, due 11/01/18	45,233,000	45,230,179
Sheffield Receivables Corp. 2.250%, due 11/13/18	29,000,000	28,976,176
2.250%, due 11/26/18	32,000,000	31,947,052
2.260%, due 11/07/18	26,000,000	25,988,575
2.320%, due 11/02/18	51,000,000	50,993,634
2.350%, due 01/14/19	100,000,000	99,473,958
2.410%, due 02/11/19	50,000,000	49,619,616
2.530%, due 01/25/19	61,000,000	60,618,645
Starbird Funding Corp. 2.160%, due 11/05/18	40,000,000	39,987,472
2.200%, due 11/01/18	20,000,000	19,998,753
2.260%, due 11/13/18	35,000,000	34,971,246
Thunder Bay Funding LLC 2.280%, due 12/17/18	20,000,000	19,938,639
2.310%, due 12/10/18	57,000,000	56,852,243
2.350%, due 01/22/19	42,000,000	41,762,080
2.370%, due 12/14/18	40,000,000	39,885,453
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	67,000,000	66,998,445
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	40,000,000	39,999,685
Victory Receivables Corp. 2.300%, due 11/28/18	55,000,000	54,901,354

		2,823,838,903

Banking-non-US—19.75%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	42,000,000	42,004,911
ASB Finance Ltd.
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,015,506

36

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	$38,000,000	$38,008,453
Bank of China Hong Kong Ltd. 2.300%, due 11/09/18	208,000,000	207,886,536
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	38,000,000	38,004,261
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/26/18[1]	38,000,000	38,020,425
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,008,234
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	114,000,000	113,999,109
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	42,000,000	42,001,174
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.190%, 2.470%, due 11/20/18[1]	50,000,000	49,999,158
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	42,000,000	42,022,989
China Construction Bank Corp. 2.310%, due 11/14/18	100,000,000	99,909,117
2.330%, due 11/19/18	86,000,000	85,893,290
DBS Bank Ltd. 2.335%, due 12/21/18	58,000,000	57,803,129
2.350%, due 01/11/19	65,000,000	64,681,240
2.460%, due 02/04/19	40,500,000	40,228,488
2.460%, due 02/05/19	40,500,000	40,225,442
DnB NOR Bank ASA 2.400%, due 01/17/19	86,000,000	85,543,484
1 mo. USD LIBOR + 0.160%, 2.440%, due 11/15/18[1]	50,000,000	49,991,779
Federation Des Caisses 2.190%, due 11/01/18	134,000,000	133,991,868
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	40,000,000	40,009,198
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	32,000,000	31,996,103
2.350%, due 11/14/18	130,000,000	129,885,795
2.370%, due 11/16/18	87,000,000	86,912,188
2.400%, due 11/26/18	95,000,000	94,840,342
Mitsubishi UFJ Trust & Banking Corp. 2.420%, due 01/04/19	100,000,000	99,566,667
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	50,000,000	50,016,751
Nationwide Building Society 2.290%, due 12/10/18	95,000,000	94,753,316
Sumitomo Mitsui Trust Bank Corp. 2.290%, due 12/10/18	35,000,000	34,910,672
2.300%, due 12/05/18	45,000,000	44,900,338
2.420%, due 01/07/19	110,000,000	109,494,268
2.560%, due 01/22/19	50,000,000	49,705,581

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Toronto Dominion Bank Ltd.
3 mo. USD LIBOR + 0.080%, 2.423%, due 11/01/18[1]	$40,000,000	$40,005,004

		2,253,234,816

Banking-US—1.86%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 2.429%, due 11/05/18[1]	20,000,000	20,004,306
1 mo. USD LIBOR + 0.260%, 2.540%, due 11/20/18[1]	47,000,000	47,023,982
J.P. Morgan Securities 2.280%, due 11/28/18	55,000,000	54,901,012
2.320%, due 12/11/18	90,000,000	89,759,227

		211,688,527

Energy-integrated—2.15%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/01/18	15,000,000	14,999,081
2.320%, due 11/02/18	95,000,000	94,988,352
2.330%, due 11/06/18	135,000,000	134,950,095

		244,937,528

Finance-other—3.75%
CNPC Finance HK Ltd. 2.430%, due 11/01/18	160,000,000	159,989,445
2.430%, due 11/06/18	29,000,000	28,988,463
2.440%, due 11/07/18	50,000,000	49,976,764
2.470%, due 11/06/18	36,000,000	35,985,678
2.570%, due 11/15/18	65,000,000	64,934,729
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.090%, 2.411%, due 12/03/18[1]	20,000,000	19,999,254
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	43,000,000	43,024,150
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	25,000,000	25,004,672

		427,903,155
Total commercial paper (cost—$5,961,936,383)		5,961,602,929

Repurchase agreements—8.15%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $476,456,500 US Treasury Bonds, 2.500% to 3.625% due 08/15/42 to 02/15/46 and $136,506,200 US Treasury Notes, 2.000% to 2.750% due 05/31/23 to 02/15/25; (value—$561,000,054); proceeds: $550,033,458	550,000,000	550,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $32,842,781 various asset-backed convertible bonds, zero coupon to 11.000% due 05/13/19 to 11/25/36; (value—$32,400,000); proceeds: $30,013,767	30,000,000	30,000,000

37

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $202,578,395 various asset-backed convertible bonds, zero coupon to 12.500% due 02/15/20 to 09/20/48; (value—$140,277,841); proceeds: $130,008,558	$130,000,000	$130,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $18,060,000 US Treasury Bond, 8.750% due 05/15/20; (value—$20,404,351); proceeds: $20,001,228	20,000,000	20,000,000
Repurchase agreement dated 10/19/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.560% due 11/23/18, collateralized by $88,082,742 various asset-backed convertible bonds, 2.460% to 4.000% due 07/08/20 to 03/25/57; (value—$80,250,001); proceeds: $75,186,667[3,4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $4,922,695 various asset-backed convertible bonds, zero coupon to 7.000% due 11/09/18 to 04/15/78 and $10,720,452 various equity securities; (value—$133,750,007); proceeds: $125,622,917[3,5]	$125,000,000	$ 125,000,000
Total repurchase agreements (cost—$930,000,000)		930,000,000
Total investments (cost—$11,400,465,206 which approximates cost for federal income tax purposes)—99.94%		11,400,234,914

Other assets in excess of liabilities—0.06%		6,663,100
Net assets—100.00%		$11,406,898,014

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,903,000,000	$—	$1,903,000,000
Certificates of deposit	—	2,605,631,985	—	2,605,631,985
Commercial paper	—	5,961,602,929	—	5,961,602,929
Repurchase agreements	—	930,000,000	—	930,000,000
Total	$—	$11,400,234,914	$—	$11,400,234,914

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $356,000,283, represented 3.12% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

38

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR – 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank 2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR – 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR – 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

39

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$ 85,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp. 2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills 2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

40

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

41

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

42

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government obligations—38.03%
US Treasury Bills
2.029%, due 11/01/18[1]	$275,500,000	$275,500,000
2.048%, due 11/08/18[1]	177,000,000	176,930,823
2.077%, due 11/15/18[1]	264,000,000	263,791,704
2.119%, due 11/23/18[1]	178,000,000	177,775,075
2.122%, due 11/29/18[1]	174,000,000	173,718,304
2.127%, due 12/20/18[1]	133,000,000	132,624,186
2.142%, due 12/06/18[1]	165,000,000	164,662,965
2.148%, due 01/10/19[1]	93,000,000	92,620,973
2.151%, due 12/13/18[1]	170,000,000	169,581,517
2.210%, due 12/11/18[1]	161,000,000	160,611,364
2.226%, due 01/17/19[1]	212,000,000	210,987,566
2.227%, due 02/14/19[1]	87,500,000	86,945,687
2.230%, due 02/07/19[1]	133,000,000	132,212,457
2.236%, due 01/24/19[1]	250,000,000	248,697,650
2.238%, due 02/21/19[1]	130,000,000	129,117,300
2.254%, due 01/31/19[1]	518,000,000	515,051,618
2.297%, due 02/28/19[1]	255,000,000	253,119,593
2.384%, due 03/28/19[1]	85,000,000	84,193,031
2.463%, due 04/18/19[1]	160,000,000	158,208,000
2.474%, due 04/25/19[1]	160,000,000	158,125,167
2.492%, due 05/02/19[1]	130,000,000	128,404,264
US Treasury Notes
3 mo. Treasury money market yield, 2.314%, due 11/01/18[2]	650,000,000	649,831,401
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[2]	326,000,000	326,012,151
3 mo. Treasury money market yield + 0.043%, 2.357%, due 11/01/18[2]	250,000,000	250,001,309
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[2]	54,000,000	53,996,802
3 mo. Treasury money market yield + 0.048%, 2.362%, due 11/01/18[2]	650,000,000	650,038,790
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[2]	580,000,000	580,162,634
3 mo. Treasury money market yield + 0.070%, 2.384%, due 11/01/18[2]	100,000,000	100,013,799
3 mo. Treasury money market yield + 0.140%, 2.454%, due 11/01/18[2]	250,000,000	250,011,787
Total US government obligations (cost—$6,752,947,917)		6,752,947,917

Repurchase agreements—64.54%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.170% due 11/01/18, collateralized by $800 US Treasury Bond Principal STRIP, zero coupon due 11/15/24 and $409,214,700 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,001); proceeds: $400,168,778	400,000,000	400,000,000
Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.170% due 11/05/18, collateralized by $205,048,500 US Treasury Bond, 3.375% due 05/15/44 and $738,382,400 US Treasury Notes, 1.625% to 2.750% due 04/30/23 to 05/15/26; (value—$918,000,020); proceeds: $900,379,750	900,000,000	900,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.170% due 11/06/18, collateralized by $767,794,600 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$765,000,089); proceeds: $750,316,458	$750,000,000	$750,000,000
Repurchase agreement dated 10/26/18 with Barclays Bank PLC, 2.180% due 11/02/18, collateralized by $110,380,900 US Treasury Bond, 2.500% due 02/15/46 and $415,784,100 US Treasury Note, 2.875% due 10/31/20; (value—$510,000,018); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.180% due 11/07/18, collateralized by $512,679,100 US Treasury Notes, 2.875% due 10/31/20 to 05/15/28; (value—$510,000,030); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $270,848,900 US Treasury Bond, 3.000% due 11/15/44, $295,978,200 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $565,789,200 US Treasury Inflation Index Notes, 0.125% to 1.250% due 04/15/20 to 07/15/20 and $456,098,100 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$1,632,000,168); proceeds: $1,600,097,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.160% due 11/06/18, collateralized by $772,000 US Treasury Bonds, 3.125% to 8.125% due 08/15/19 to 11/15/41, $89,064,700 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $139,848,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $115,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/39 to 08/15/39 and $32,527,500 US Treasury Notes, 1.250% to 2.875% due 08/31/19 to 08/31/25; (value—$255,000,013); proceeds: $250,105,000	250,000,000	250,000,000
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.190% due 11/01/18, collateralized by $166,438,500 US Treasury Bonds, 2.500% to 8.125% due 08/15/19 to 05/15/46, $1,511,900 US Treasury Inflation Index Bonds, 0.750% to 3.625% due 04/15/28 to 02/15/46, $5,896,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 08/15/46, $628,387,606 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 08/15/47 and $520,471,300 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 04/30/25; (value—$1,020,000,098); proceeds: $1,000,060,833	1,000,000,000	1,000,000,000

43

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $8,470,000 US Treasury Bond, 6.500% due 11/15/26 and $91,665,000 US Treasury Notes, 1.375% to 2.875% due 07/31/20 to 08/15/26; (value—$102,002,190); proceeds: $100,003,333	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $411,595,000 US Treasury Bill, zero coupon due 08/15/19, $31,940,000 US Treasury Bond, 8.750% due 05/15/20, $950,000,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $996,705,000 US Treasury Notes, 1.000% to 3.625% due 08/15/19 to 02/28/22; (value—$2,458,200,483); proceeds: $2,410,147,947	2,410,000,000	2,410,000,000
Repurchase agreement dated 10/25/18 with Goldman Sachs & Co., 2.170% due 11/01/18, collateralized by $294,864,700 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25; (value—$306,000,002); proceeds: $300,126,583	300,000,000	300,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.170% due 11/06/18, collateralized by $73,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $135,625,600 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $177,276,700 US Treasury Notes, 2.125% to 2.750% due 09/30/21 to 08/31/23; (value—$459,000,078); proceeds: $450,189,875	450,000,000	450,000,000
Repurchase agreement dated 10/26/18 with MUFG Securities Americas Inc., 2.150% due 11/02/18, collateralized by $124,189,400 US Treasury Bills, zero coupon due 12/11/18 to 06/20/19, $29,305,600 US Treasury Bonds, 2.500% to 4.500% due 05/15/38 to 02/15/46, $77,276,700 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $685,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $523,759,500 US Treasury Notes, 1.125% to 3.500% due 12/31/18 to 08/15/28; (value—$816,000,151); proceeds: $800,334,444	800,000,000	800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/18 with MUFG Securities Americas Inc., 2.150% due 11/06/18, collateralized by $23,925,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45 and $299,943,300 US Treasury Notes, 1.375% to 2.875% due 03/31/20 to 05/15/28; (value—$306,000,069); proceeds: $300,125,417	$300,000,000	$300,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $914,500 US Treasury Inflation Index Notes, 0.375% to 0.500% due 07/15/27 to 01/15/28 and $829,234,800 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value—$816,000,055); proceeds: $800,048,000	800,000,000	800,000,000
Repurchase agreement dated 10/31/18 with Mizuho Securities USA LLC, 2.190% due 11/01/18, collateralized by $5,233,700 US Treasury Bill, zero coupon due 10/10/19, $30,372,000 US Treasury Bonds, 3.125% due 02/15/42 to 05/15/48, $150,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $384,221,000 US Treasury Notes, 1.125% to 2.750% due 04/30/20 to 02/15/28; (value—$408,000,064); proceeds: $400,024,333	400,000,000	400,000,000
Total repurchase agreements (cost—$11,460,000,000)		11,460,000,000
Total investments (cost—$18,212,947,917 which approximates cost for federal income tax purposes)—102.57%		18,212,947,917

Liabilities in excess of other assets—(2.57)%		(455,712,654)
Net assets—100.00%		$17,757,235,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

44

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$6,752,947,917	$—	$6,752,947,917
Repurchase agreements	—	11,460,000,000	—	11,460,000,000
Total	$—	$18,212,947,917	$—	$18,212,947,917

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

45

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—20.04%
Banking-non-US—20.04%
ABN Amro Bank NV 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	30,000,000	30,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	112,000,000	112,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	50,000,000	50,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	40,000,000	40,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	100,000,000	100,000,000
Natixis 2.160%, due 11/01/18	110,000,000	110,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	80,000,000	80,000,000
Svenska Handelsbanken 2.140%, due 11/01/18	30,000,000	30,000,000
Total time deposits (cost—$652,000,000)		652,000,000

Certificates of deposit—18.67%
Banking-non-US—17.75%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.543%, due 11/01/18[1]	16,000,000	16,010,922
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.210%, 2.494%, due 11/13/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	10,000,000	10,000,000
Mizuho Bank Ltd. 2.280%, due 11/06/18	29,500,000	29,500,000
2.300%, due 12/05/18	15,000,000	15,000,000
MUFG Bank Ltd. 2.600%, due 02/01/19	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.010%, 2.446%, due 01/16/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	13,000,000	13,000,000
Norinchukin Bank Ltd. 2.200%, due 11/06/18	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	10,500,000	10,500,040

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	$13,000,000	$13,000,000
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 2.250%, due 12/10/18	25,000,000	25,000,000
2.600%, due 01/30/19	30,000,000	30,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	16,000,000	16,000,000
2.460%, due 03/11/19	15,300,000	15,300,000
1 mo. USD LIBOR + 0.240%, 2.542%, due 11/26/18[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	8,000,000	8,000,000
Swedbank AB 2.200%, due 11/01/18	49,500,000	49,500,000
2.280%, due 11/02/18	26,000,000	26,000,000
Toronto-Dominion Holdings USA, Inc. 2.350%, due 01/17/19	25,000,000	25,000,000
2.360%, due 01/15/19	16,500,000	16,500,000

		577,310,962

Banking-US—0.92%
Branch Banking & Trust Co. 2.190%, due 11/06/18	20,000,000	20,000,000
Citibank New York N.A.
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	10,000,000	10,000,000

		30,000,000
Total certificates of deposit (cost—$607,310,962)		607,310,962

Commercial paper[2]—47.01%
Asset backed-miscellaneous—25.81%
Albion Capital Corp. 2.280%, due 11/15/18	19,000,000	18,983,153
Antalis S.A. 2.330%, due 12/13/18	11,000,000	10,970,098
2.410%, due 11/30/18	31,000,000	30,939,817
2.490%, due 01/11/19	31,000,000	30,847,764

46

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 2.160%, due 11/01/18	$28,000,000	$28,000,000
Barton Capital Corp. 2.150%, due 11/06/18	10,000,000	9,997,014
2.180%, due 11/01/18	38,000,000	38,000,000
2.280%, due 11/14/18	13,000,000	12,989,296
2.290%, due 11/19/18	13,000,000	12,985,115
2.290%, due 12/11/18	25,000,000	24,936,389
Cancara Asset Securitisation LLC 2.260%, due 11/08/18	10,000,000	9,995,606
2.260%, due 11/19/18	30,000,000	29,966,100
2.270%, due 11/06/18	6,000,000	5,998,108
2.270%, due 11/28/18	25,000,000	24,957,438
2.280%, due 12/06/18	12,000,000	11,973,400
2.300%, due 12/17/18	15,000,000	14,955,917
Charta LLC 2.200%, due 11/14/18	15,000,000	14,988,083
Fairway Finance Corp. 2.250%, due 12/11/18	13,500,000	13,466,250
2.310%, due 12/17/18	4,000,000	3,988,193
Liberty Street Funding LLC 2.310%, due 01/04/19	22,000,000	21,909,653
2.320%, due 12/13/18	10,000,000	9,972,933
2.330%, due 01/07/19	40,000,000	39,826,545
2.350%, due 01/14/19	8,000,000	7,961,356
2.670%, due 03/01/19	19,000,000	18,830,900
LMA Americas LLC 2.290%, due 11/05/18	15,000,000	14,996,183
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	28,000,000	27,977,654
Old Line Funding LLC 2.300%, due 01/03/19	30,000,000	29,879,250
2.300%, due 01/04/19	27,000,000	26,889,600
2.350%, due 01/22/19	23,000,000	22,939,433
2.400%, due 01/15/19	10,000,000	9,950,000
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	3,000,000	3,000,000
Sheffield Receivables Corp. 2.250%, due 11/13/18	8,000,000	7,994,000
2.250%, due 11/14/18	24,000,000	23,980,500
2.250%, due 11/26/18	8,000,000	7,987,500
2.320%, due 11/02/18	12,000,000	11,999,227
2.530%, due 01/25/19	17,000,000	16,898,449
Starbird Funding Corp. 2.160%, due 11/01/18	30,000,000	30,000,000
2.160%, due 11/05/18	22,000,000	21,994,720
2.200%, due 11/01/18	10,000,000	10,000,000
Thunder Bay Funding LLC 2.280%, due 12/17/18	10,000,000	9,970,867
2.310%, due 12/10/18	13,000,000	12,967,468
2.370%, due 12/11/18	35,000,000	34,812,653
Versailles Commercial Paper LLC 2.430%, due 12/03/18	30,000,000	29,935,200
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	15,000,000	15,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	$23,000,000	$23,000,000

		839,611,832

Banking-non-US—14.35%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	12,000,000	12,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	11,000,000	11,000,000
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	11,000,000	11,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	34,000,000	34,000,000
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	12,000,000	12,000,000
China Construction Bank Corp. 2.310%, due 11/14/18	10,000,000	9,991,658
2.330%, due 11/19/18	24,000,000	23,972,040
DBS Bank Ltd. 2.335%, due 12/21/18	24,000,000	23,922,167
2.350%, due 01/11/19	19,000,000	18,911,940
DnB NOR Bank ASA 2.400%, due 01/17/19	25,000,000	24,871,667
Federation Des Caisses 2.190%, due 11/01/18	39,000,000	39,000,000
2.240%, due 11/05/18	1,000,000	999,751
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	10,000,000	9,999,389
2.350%, due 11/14/18	60,000,000	59,949,083
2.370%, due 11/16/18	24,000,000	23,976,300
Mitsubishi UFJ Trust & Banking Corp. 2.260%, due 11/09/18	22,725,000	22,713,587
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	14,000,000	14,000,000
Nationwide Building Society 2.290%, due 12/10/18	20,000,000	19,950,383
Sumitomo Mitsui Trust Bank Ltd. 2.290%, due 12/10/18	15,000,000	14,962,787
2.300%, due 12/05/18	20,000,000	19,956,556
2.560%, due 01/22/19	30,000,000	29,825,067

		467,002,375

Banking-US—0.92%
JP Morgan Securities LLC 2.320%, due 12/11/18	30,000,000	29,922,667

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—2.30%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/02/18	$40,000,000	$39,997,422
2.330%, due 11/06/18	35,000,000	34,988,674

		74,986,096

Finance-other—3.63%
CNPC Finance HK Ltd. 2.430%, due 11/06/18	18,000,000	17,993,925
2.440%, due 11/07/18	31,000,000	30,987,393
2.470%, due 11/06/18	23,000,000	22,992,110
2.570%, due 11/15/18	20,000,000	19,980,011
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	13,000,000	13,000,000

		117,953,439

Total commercial paper (cost—$1,529,476,409)		1,529,476,409

Repurchase agreements—15.12%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $407,971,100 US Treasury Notes, 2.875% due 10/15/21 to 10/31/23 (value—$408,000,051); proceeds: $400,024,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $45,295,448 various asset-backed convertible bonds, zero coupon to 9.000% due 03/28/19 to 11/25/36; (value—$37,798,664); proceeds: $35,016,061	35,000,000	35,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $17,174,624 various asset-backed convertible bonds, 3.500% to 8.250% due 11/15/20 to 09/01/25; (value—$16,200,000); proceeds: $15,000,988	$15,000,000	$ 15,000,000
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $30,000,000 Federal Farm Credit Bank obligation, 2.820% due 10/20/36, $50,000 Federal Home Loan Bank obligation, 1.750% due 06/12/20, $2,199,500 US Treasury Inflation Index Note, 0.250% due 01/15/25; (value—$27,540,018); proceeds: $27,001,635	27,000,000	27,000,000
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $1,365,958 various equity securities; (value—$16,050,007); proceeds: $15,074,750[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$492,000,000)		492,000,000
Total investments (cost—$3,280,787,371 which approximates cost for federal income tax purposes)—100.84%		3,280,787,371

Liabilities in excess of other assets—(0.84)%		(27,435,946)
Net assets—100.00%		$3,253,351,425

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$652,000,000	$—	$652,000,000
Certificates of deposit	—	607,310,962	—	607,310,962
Commercial paper	—	1,529,476,409	—	1,529,476,409
Repurchase agreements	—	492,000,000	—	492,000,000
Total	$—	$3,280,787,371	$—	$3,280,787,371

At October 31, 2018, there were no transfers between Level 1 and Level 2.

48

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $67,000,000, represented 2.06% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

See accompanying notes to financial statements.

49

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—90.49%
Alabama—1.37%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.630%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.630%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska—1.56%
Alaska International Airports Revenue Refunding (System), Series A, 1.580%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project) 1.690%, VRD	32,365,000	32,365,000

		39,710,000

Arizona—0.42%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.640%, VRD	10,750,000	10,750,000

California—0.30%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,618,474

Colorado—1.12%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,220,842
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,276,577

		28,497,419

District of Columbia—1.88%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.610%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.600%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.690%, VRD	23,810,000	23,810,000

		47,810,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—4.63%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.720%, VRD	$44,615,000	$44,615,000
JEA Water & Sewer System Revenue, Subseries A-1, 1.650%, VRD	24,380,000	24,380,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.570%, VRD	36,235,000	36,235,000
Pinellas County Health Facilities Authority Revenue (Baycare Health) 1.660%, VRD	12,720,000	12,720,000

		117,950,000

Georgia—1.82%
Cobb County Tax Anticipation Notes 2.250%, due 11/30/18	10,000,000	10,005,082
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.570%, VRD	29,725,000	29,725,000
Series B-2, 1.520%, VRD	6,680,000	6,680,000

		46,410,082

Illinois—10.15%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.610%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.620%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.610%, VRD	21,700,000	21,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project) 1.620%, VRD	46,000,000	46,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.610%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.640%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.610%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.670%, VRD	10,000,000	10,000,000
Series C, 1.640%, VRD	10,000,000	10,000,000

50

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.600%, VRD	$6,400,000	$6,400,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.630%, VRD	18,810,000	18,810,000
Series E2, 1.650%, VRD	7,500,000	7,500,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.580%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.600%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.580%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.600%, VRD	5,000,000	5,000,000
Series A-2B, 1.610%, VRD	5,000,000	5,000,000
Series A-2D, 1.600%, VRD	5,000,000	5,000,000

		258,480,000

Indiana—7.57%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.650%, VRD	27,055,000	27,055,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.570%, VRD	27,050,000	27,050,000
Series C, 1.580%, VRD	33,055,000	33,055,000
Series D, 1.600%, VRD	15,440,000	15,440,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.650%, VRD	12,515,000	12,515,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.590%, VRD	69,980,000	69,980,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.630%, VRD	7,500,000	7,500,000

		192,595,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.90%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 1.690%, VRD	$15,000,000	$15,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 1.690%, VRD	8,000,000	8,000,000

		23,000,000

Maryland—1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.620%, VRD	31,185,000	31,185,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.600%, VRD	8,400,000	8,400,000

		39,585,000

Massachusetts—0.60%
Commonwealth of Massachusetts General Obligation Anticipation Notes, Series A, 4.000%, due 04/25/19	10,000,000	10,106,618
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.590%, VRD	5,255,000	5,255,000

		15,361,618

Michigan—1.11%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.670%, VRD	22,600,000	22,600,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.590%, VRD	5,715,000	5,715,000

		28,315,000

Minnesota—0.09%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.590%, VRD	2,200,000	2,200,000

Mississippi—4.92%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.580%, VRD	7,980,000	7,980,000

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series A, 1.660%, VRD	$38,305,000	$38,305,000
Series C, 1.660%, VRD	38,275,000	38,275,000
Series G, 1.660%, VRD	40,540,000	40,540,000

		125,100,000

Missouri—1.31%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.610%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.590%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 1.650%, VRD	6,100,000	6,100,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 1.580%, VRD	13,175,000	13,175,000

		33,275,000

Nebraska—1.10%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.680%, VRD	27,920,000	27,920,000

New Hampshire—0.86%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 1.560%, VRD	1,100,000	1,100,000
Series B, 1.660%, VRD	20,880,000	20,880,000

		21,980,000

New York—22.77%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.540%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 1.600%, VRD	12,000,000	12,000,000
Subseries E-1, 1.660%, VRD	23,960,000	23,960,000
Subseries E-3, 1.700%, VRD	10,605,000	10,605,000
Subseries E-4, 1.600%, VRD	4,000,000	4,000,000

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.600%, VRD	$18,200,000	$18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.700%, VRD	12,715,000	12,715,000
Series BB-5, 1.650%, VRD	6,850,000	6,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.670%, VRD	85,245,000	85,245,000
Series DD-2, 1.680%, VRD	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.600%, VRD	21,690,000	21,690,000
Subseries A-4, 1.650%, VRD	32,125,000	32,125,000
Subseries C-6, 1.600%, VRD	4,000,000	4,000,000
Subseries D-4, 1.640%, VRD	37,750,000	37,750,000
Subseries E-4, 1.680%, VRD	29,210,000	29,210,000
New York City, Subseries B-3, 1.580%, VRD	11,300,000	11,300,000
Subseries F-3, Series F, 1.700%, VRD	5,600,000	5,600,000
Subseries L-4, 1.660%, VRD	40,730,000	40,730,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.620%, VRD	58,445,000	58,445,000
Series A-2, 1.600%, VRD	6,025,000	6,025,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.600%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.600%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.680%, VRD	1,705,000	1,705,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.610%, VRD	$24,475,000	$24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.610%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.620%, VRD	4,755,000	4,755,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.590%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B-3, 1.670%, VRD	37,600,000	37,600,000
Series C, 1.640%, VRD	6,500,000	6,500,000
Series C, 1.690%, VRD	58,460,000	58,460,000
Series F, 1.650%, VRD	5,000,000	5,000,000
Subseries B-2 1.620%, VRD	2,550,000	2,550,000

		579,590,000

North Carolina—0.62%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.650%, VRD	7,950,000	7,950,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.560%, VRD	7,885,000	7,885,000

		15,835,000

Ohio—1.20%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.610%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.550%, VRD	1,270,000	1,270,000
Series D, 1.480%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.08%
Oregon Health & Science University Revenue, Series C, 1.640%, VRD	2,065,000	2,065,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.94%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.610%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.610%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.600%, VRD	9,900,000	9,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.600%, VRD	12,400,000	12,400,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 1.600%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.610%, VRD	20,065,000	20,065,000

		74,910,000

Rhode Island—0.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.610%, VRD	1,100,000	1,100,000

South Carolina—0.80%
Charleston County School District General Obligation, Series B, 5.000%, due 05/15/19	10,000,000	10,173,304
Richland County General Obligation Unlimited Notes 3.000%, due 02/27/19	10,000,000	10,039,333

		20,212,637

Tennessee—2.56%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.670%, VRD	5,580,000	5,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.710%, VRD	51,100,000	51,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.600%, VRD	8,500,000	8,500,000

		65,180,000

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—11.64%
Austin Water & Wastewater Systems Revenue Refunding 1.600%, VRD	$8,000,000	$8,000,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.700%, VRD	37,930,000	37,930,000
Subseries C-2, 1.700%, VRD	37,770,000	37,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 1.700%, VRD	27,805,000	27,805,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.620%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 1.660%, VRD	69,200,000	69,200,000
Texas State, Veteran Bonds 1.650%, VRD	25,560,000	25,560,000
Texas State, Veteran Notes 4.000%, due 08/29/19	30,000,000	30,523,075
University of Texas Permanent University Fund System, Series A, 1.570%, VRD	1,200,000	1,200,000
University of Texas University Revenues (Financing Systems), Series B, 1.560%, VRD	15,630,000	15,630,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.570%, VRD	40,905,000	40,905,000

		296,383,075

Utah—1.51%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.670%, VRD	29,400,000	29,400,000
Series D, 1.630%, VRD	8,890,000	8,890,000

		38,290,000

Virginia—1.88%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.610%, VRD	29,885,000	29,885,000
Series D, 1.620%, VRD	18,055,000	18,055,000

		47,940,000

	Face Amount	Value
Municipal bonds and notes—(concluded)
Washington—0.12%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.610%, VRD	$3,050,000	$3,050,000

Wisconsin—1.06%
Wisconsin Health & Educational Facilities Authority Revenue Series A, 1.650%, VRD	20,000,000	20,000,000
Series B, 1.600%, VRD	7,000,000	7,000,000

		27,000,000
Total municipal bonds and notes (cost—$2,303,478,305)		2,303,478,305

Tax-exempt commercial paper—9.34%
California—0.47%
San Diego County Water Authority 1.650%, due 11/05/18	12,000,000	12,000,000

Connecticut—0.59%
Yale University 1.660%, due 11/01/18	15,000,000	15,000,000

District of Columbia—0.39%
Washington D.C. Metropolitan Airport Authority 1.730%, due 11/23/18	10,000,000	10,000,000

Florida—0.59%
Miami-Dade County Water & Sewer Revenue 2.220%, due 11/01/18	15,000,000	15,000,000

Georgia—0.27%
Emory University 1.770%, due 01/09/19	7,000,000	7,000,000

Illinois—1.01%
Illinois Educational Facilities Authority Revenue 1.770%, due 12/03/18	25,786,000	25,786,000

Minnesota—0.41%
University of Minnesota 1.650%, due 11/01/18	10,500,000	10,500,000

New York—0.86%
New York State Power Authority 1.700%, due 11/08/18	22,000,000	22,000,000

Ohio—0.92%
Cleveland Clinic 1.740%, due 11/08/18	8,300,000	8,300,000
1.750%, due 12/11/18	5,000,000	5,000,000
1.720%, due 12/04/18	10,000,000	10,000,000

		23,300,000

54

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Pennsylvania—1.35%
Montgomery County 1.670%, due 11/08/18	$5,000,000	$5,000,000
1.720%, due 12/03/18	10,000,000	10,000,000
1.730%, due 11/19/18	6,000,000	6,000,000
1.550%, due 11/01/18	13,250,000	13,250,000

		34,250,000

Texas—2.48%
Lower Colorado River Authority Revenue 1.800%, due 02/04/19	21,099,000	21,099,000
Methodist Hospital 1.690%, due 11/01/18	5,000,000	5,000,000
1.750%, due 12/04/18	15,000,000	15,000,000
University of Texas 1.240%, due 11/01/18	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
1.530%, due 11/06/18	$6,000,000	$6,000,000
1.680%, due 11/08/18	6,000,000	6,000,000

		63,099,000
Total tax-exempt commercial paper (cost—$237,935,000)		237,935,000
Total investments (cost—$2,541,413,305 which approximates cost for federal income tax purposes)—99.83%		2,541,413,305

Other assets in excess of liabilities—0.17%		4,215,656
Net assets—100.00%		$2,545,628,961

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,303,478,305	$—	$2,303,478,305
Tax-exempt commercial paper	—	237,935,000	—	237,935,000
Total	$—	$2,541,413,305	$—	$2,541,413,305

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.37% of the Fund’s net assets at period end.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2018 and reset periodically.

See accompanying notes to financial statements.

55

Master Trust

Statement of assets and liabilities

October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$10,470,465,206; $10,523,067,001; $6,752,947,917; $2,788,787,371 and $2,541,413,305, respectively)	$10,470,234,914	$10,523,067,001	$6,752,947,917	$2,788,787,371	$2,541,413,305
Repurchase agreements, at value (cost—$930,000,000; $3,820,000,000; $11,460,000,000; $492,000,000 and $0, respectively)	930,000,000	3,820,000,000	11,460,000,000	492,000,000	—
Total investments in securities, at value (cost—$11,400,465,206; $14,343,067,001; $18,212,947,917; $3,280,787,371 and $2,541,413,305, respectively)	$11,400,234,914	$14,343,067,001	$18,212,947,917	$3,280,787,371	$2,541,413,305
Cash	1,100,035	7,728,466	6,758,235	1,192,445	73,566
Receivable for interest	7,456,510	7,181,828	1,736,458	1,899,240	4,547,107
Total assets	11,408,791,459	14,357,977,295	18,221,442,610	3,283,879,056	2,546,033,978

Liabilities:
Payable for investments purchased	—	240,917,849	461,450,836	30,000,000	—
Payable to affiliate	1,893,445	2,406,737	2,756,511	527,631	405,017
Total liabilities	1,893,445	243,324,586	464,207,347	30,527,631	405,017

Net assets, at value	$11,406,898,014	$14,114,652,709	$17,757,235,263	$3,253,351,425	$2,545,628,961

See accompanying notes to financial statements.

56

Master Trust

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$111,481,816	$148,977,986	$171,813,753	$31,869,390	$19,164,751
Expenses:
Investment advisory and administration fees	5,067,860	7,594,525	8,773,563	1,474,030	1,427,481
Trustees’ fees and expenses	30,227	39,762	56,231	13,857	13,371
Total expenses	5,098,087	7,634,287	8,829,794	1,487,887	1,440,852
Net investment income	106,383,729	141,343,699	162,983,959	30,381,503	17,723,899
Net realized gains	24,754	3,855	91	—	—
Net change in unrealized depreciation	(490,372)	—	—	—	—
Net increase in net assets resulting from operations	$105,918,111	$141,347,554	$162,984,050	$30,381,503	$17,723,899

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$106,383,729	$84,310,664
Net realized gains	24,754	8,663
Net change in net unrealized depreciation	(490,372)	(386,387)
Net increase in net assets resulting from operations	105,918,111	83,932,940
Net increase in net assets from beneficial interest transactions	3,525,329,026	4,530,600,138
Net increase in net assets	3,631,247,137	4,614,533,078
Net assets:

Beginning of period	7,775,650,877	3,161,117,799
End of period	$11,406,898,014	$7,775,650,877

	Government Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$141,343,699	$168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

	Treasury Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$162,983,959	$192,464,538
Net realized gains	91	28,283
Net increase in net assets resulting from operations	162,984,050	192,492,821
Net decrease in net assets from beneficial interest transactions	(435,693,776)	(357,542,511)
Net decrease in net assets	(272,709,726)	(165,049,690)
Net assets:

Beginning of period	18,029,944,989	18,194,994,679
End of period	$17,757,235,263	$18,029,944,989

See accompanying notes to financial statements.

58

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$30,381,503	$24,630,400
Net realized gains	—	169
Net increase in net assets resulting from operations	30,381,503	24,630,569
Net increase in net assets from beneficial interest transactions	852,634,325	1,009,547,304
Net increase in net assets	883,015,828	1,034,177,873
Net assets:

Beginning of period	2,370,335,597	1,336,157,724
End of period	$3,253,351,425	$2,370,335,597

	Tax-Free Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$17,723,899	$25,073,238
Net realized gains	—	—
Net increase in net assets resulting from operations	17,723,899	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(800,056,501)	985,153,890
Net increase (decrease) in net assets	(782,332,602)	1,010,227,128
Net assets:

Beginning of period	3,327,961,563	2,317,734,435
End of period	$2,545,628,961	$3,327,961,563

See accompanying notes to financial statements.

59

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	2.09%[1]	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[2]	1.05%	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of period (000’s)	$11,406,898	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

60

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.85%[1]	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.94%	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of period (000’s)	$17,757,235	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

62

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
		2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.00%[2,3]
Net investment income	2.04%[2]	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.03%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$3,253,351	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	1.23%[1]	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.63%	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of period (000’s)	$2,545,629	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

65

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

66

Master Trust

Notes to financial statements (unaudited)

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

67

Master Trust

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,893,445
Government Master Fund	2,406,737
Treasury Master Fund	2,756,511
Prime CNAV Master Fund	527,631
Tax-Free Master Fund	405,017

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At

October 31, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during the period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

68

Master Trust

Notes to financial statements (unaudited)

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	505,165,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$10,061,789,150	$13,108,820,052
Withdrawals	(6,536,460,124)	(8,578,219,914)
Net increase in beneficial interest	$3,525,329,026	$4,530,600,138

Government Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Treasury Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$18,448,037,605	$36,198,417,823
Withdrawals	(18,883,731,381)	(36,555,960,334)
Net decrease in beneficial interest	$(435,693,776)	$(357,542,511)

69

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,967,642,323	$2,253,080,114
Withdrawals	(1,115,007,998)	(1,243,532,810)
Net increase in beneficial interest	$852,634,325	$1,009,547,304

Tax-Free Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,485,368,088	$2,439,842,988
Withdrawals	(2,285,424,589)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(800,056,501)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$391,189
Gross unrealized depreciation	(621,481)
Net unrealized depreciation	$(230,292)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

70

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

71

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 8 basis points (i.e., 0.08%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with

74

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s Actual Management Fee and overall expenses the lowest in the Expense Group).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 7 basis points (i.e., 0.07%) and less than 3 basis points (i.e., 0.03%), respectively (with the Tax-Free Reserve Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the total expenses were below median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was at the Performance Group median for the one-year period and below median by 2 basis points (i.e., 0.02%), 1 basis point (i.e., 0.01%) and 1 basis point (i.e., 0.01%), respectively, for the three- and five-year periods and since inception.

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund’s performance was in the first quintile of the Performance Group for the one-, three- and five-year periods and since inception. (The first quintile consists of the best performing funds in the relevant category.)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

77

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

78

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1663

UBS Select Capital Funds

Semiannual Report  |  October 31, 2018

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely the UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the six months ended October 31, 2018 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate twice during the six months ended October 31, 2018 and ended the reporting period in a range between 2.00% and 2.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a wide range of short-term investments moved higher over the period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 2.00% as of October 31, 2018, versus 1.54% as of April 30, 2018.

•	UBS Select Treasury Capital Fund: 2.03% as of October 31, 2018, versus 1.48% as of April 30, 2018.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 5.

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”— the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

The weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—for the Master Fund in which UBS Select Government Capital Fund invests was 24 days when the

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

1

UBS Select Capital Funds

reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2018, it was 28 days. At the security level, we increased the Master Fund’s exposure to direct US government obligations and slightly increased its allocation to repurchase agreements backed by government securities. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 25 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 18 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasuries and reduced its exposure to direct US Treasury obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

2

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2018	Ending account value[2] October 31, 2018	Expenses paid during period[3] 05/01/18 to 10/31/18	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,008.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,008.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

4

UBS Select Capital Funds

Yields and characteristics at a glance—October 31, 2018 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.00%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.02
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.84
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.86
Weighted average maturity[2]	28 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	2.03%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	2.05
Seven-day current yield before fee waivers and/or expense reimbursements[1]	1.86
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	1.87
Weighted average maturity[2]	18 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2018 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Government Master Fund and Treasury Master Fund (each a “Master Fund”), at value (cost—$3,361,769,433 and $1,001,318,474, respectively, which approximates cost for federal income tax purposes)	$3,361,769,433	$1,001,318,474
Other assets	26,229	15,960
Total assets	3,361,795,662	1,001,334,434

Liabilities:
Dividends payable to shareholders	5,275,662	1,694,769
Payable to affiliate	476,419	123,025
Accrued expenses and other liabilities	116,959	75,950
Total liabilities	5,869,040	1,893,744

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,355,951,782 and 999,438,838 outstanding, respectively	3,355,951,782	999,438,838
Distributable earnings (losses)	(25,160)	1,852
Net assets	$3,355,926,622	$999,440,690
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$37,541,918	$10,313,885
Expenses allocated from Master Fund	(1,932,868)	(529,884)
Net investment income allocated from Master Fund	35,609,050	9,784,001
Expenses:
Service fees	2,896,691	794,126
Administration fees	1,931,289	529,412
Transfer agency fees	122,117	32,606
Professional fees	33,401	34,337
State registration fees	23,466	13,773
Insurance fees	14,652	20,366
Trustees’ fees	20,722	12,081
Reports and notices to shareholders	18,680	6,668
Accounting fees	4,985	4,985
Other expenses	21,555	9,437
	5,087,558	1,457,791
Fee waivers and/or expense reimbursements by administrator and distributor	(3,157,953)	(928,844)
Net expenses	1,929,605	528,947
Net investment income	33,679,445	9,255,054
Net realized gains allocated from Master Fund	957	5
Net increase in net assets resulting from operations	$33,680,402	$9,255,059

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of changes in net assets

	UBS Select Government Capital Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$33,679,445	$37,212,475
Net realized gains (losses)	957	(26,117)
Net increase in net assets resulting from operations	33,680,402	37,186,358
Total distributions*	(33,679,445)	(37,289,880)
Net increase (decrease) in net assets from beneficial interest transactions	(1,077,855,325)	1,056,461,835
Net increase (decrease) in net assets	(1,077,854,368)	1,056,358,313
Net assets:

Beginning of period	4,433,780,990	3,377,422,677
End of period	$3,355,926,622	$4,433,780,990

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(37,212,475) and $(77,405), respectively.

	UBS Select Treasury Capital Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$9,255,054	$11,049,640
Net realized gains	5	1,847
Net increase in net assets resulting from operations	9,255,059	11,051,487
Total distributions*	(9,255,054)	(11,061,823)
Net decrease in net assets from beneficial interest transactions	(25,551,154)	(180,577,159)
Net decrease in net assets	(25,551,149)	(180,587,495)
Net assets:

Beginning of period	1,024,991,839	1,205,579,334
End of period	$999,440,690	$1,024,991,839

*

Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018. For the year ended April 30, 2018, distributions from net investment income and net realized gains were $(11,049,640) and $(12,183), respectively.

See accompanying notes to financial statements.

8

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003
Net realized gains (losses)	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase from operations	0.009	0.010	0.003
Dividends from net investment income	(0.009)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.009)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.89%	0.98%	0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%[5]	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]	0.20%	0.19%[5]
Net investment income[4]	1.74%[5]	0.99%	0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,355,927	$4,433,781	$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.009	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.009	0.010	0.003	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.009)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.009)	(0.010)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.89%	0.98%	0.28%	0.05%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.38%[4]	0.38%	0.37%	0.37%	0.37%	0.37%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%[4]	0.20%	0.20%	0.13%	0.06%	0.06%
Net investment income[3]	1.75%[4]	0.98%	0.27%	0.04%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$999,441	$1,024,992	$1,205,579	$1,328,783	$1,582,631	$1,333,295

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (23.82% for Government Capital Fund and 5.64% for Treasury Capital Fund at October 31, 2018).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds’ are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

11

UBS Select Capital Funds

Notes to financial statements (unaudited)

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

At October 31, 2018, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed UBS AM
Government Capital Fund	$520,670
Treasury Capital Fund	145,553

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2019 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At

12

UBS Select Capital Funds

Notes to financial statements (unaudited)

October 31, 2018, UBS AM owed the Funds, and for the period ended October 31, 2018, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$44,251	$261,262
Treasury Capital Fund	22,528	134,718

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2018, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Government Capital Fund	$14,507,704	$—	$5,130,440	$6,219,311	$3,157,953
Treasury Capital Fund	7,603,270	2,242,155	2,450,134	1,982,137	928,844

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and for the period ended October 31, 2018, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2019, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the period ended October 31, 2018, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM—US
Government Capital Fund	$2,896,691
Treasury Capital Fund	794,126

13

UBS Select Capital Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund
	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	25,371,662,052	55,732,201,263
Shares repurchased	(26,480,830,674)	(54,706,197,091)
Dividends reinvested	31,313,297	30,457,663
Net increase (decrease) in shares outstanding	(1,077,855,325)	1,056,461,835

Treasury Capital Fund
	For the six months ended October 31, 2018	For the year ended April 30, 2018
Shares sold	6,707,024,057	12,236,984,584
Shares repurchased	(6,741,077,790)	(12,427,331,465)
Dividends reinvested	8,502,579	9,769,722
Net decrease in shares outstanding	(25,551,154)	(180,577,159)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2018 was as follow:

Fund	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
Government Capital Fund	$—	$37,289,880	$—	$—
Treasury Capital Fund	—	11,061,823	—	—

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2019.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

17

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

18

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
Repurchase agreements	64.6%
US government obligations	38.0
Other assets less liabilities	(2.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

19

Government Master Fund

Portfolio of investments – October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR – 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank
2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR – 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR – 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

20

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$85,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp.
2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills
2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

21

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 26.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

22

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

23

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government obligations—38.03%
US Treasury Bills
2.029%, due 11/01/18[1]	$275,500,000	$275,500,000
2.048%, due 11/08/18[1]	177,000,000	176,930,823
2.077%, due 11/15/18[1]	264,000,000	263,791,704
2.119%, due 11/23/18[1]	178,000,000	177,775,075
2.122%, due 11/29/18[1]	174,000,000	173,718,304
2.127%, due 12/20/18[1]	133,000,000	132,624,186
2.142%, due 12/06/18[1]	165,000,000	164,662,965
2.148%, due 01/10/19[1]	93,000,000	92,620,973
2.151%, due 12/13/18[1]	170,000,000	169,581,517
2.210%, due 12/11/18[1]	161,000,000	160,611,364
2.226%, due 01/17/19[1]	212,000,000	210,987,566
2.227%, due 02/14/19[1]	87,500,000	86,945,687
2.230%, due 02/07/19[1]	133,000,000	132,212,457
2.236%, due 01/24/19[1]	250,000,000	248,697,650
2.238%, due 02/21/19[1]	130,000,000	129,117,300
2.254%, due 01/31/19[1]	518,000,000	515,051,618
2.297%, due 02/28/19[1]	255,000,000	253,119,593
2.384%, due 03/28/19[1]	85,000,000	84,193,031
2.463%, due 04/18/19[1]	160,000,000	158,208,000
2.474%, due 04/25/19[1]	160,000,000	158,125,167
2.492%, due 05/02/19[1]	130,000,000	128,404,264
US Treasury Notes
3 mo. Treasury money market yield, 2.314%, due 11/01/18[2]	650,000,000	649,831,401
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[2]	326,000,000	326,012,151
3 mo. Treasury money market yield + 0.043%, 2.357%, due 11/01/18[2]	250,000,000	250,001,309
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[2]	54,000,000	53,996,802
3 mo. Treasury money market yield + 0.048%, 2.362%, due 11/01/18[2]	650,000,000	650,038,790
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[2]	580,000,000	580,162,634
3 mo. Treasury money market yield + 0.070%, 2.384%, due 11/01/18[2]	100,000,000	100,013,799
3 mo. Treasury money market yield + 0.140%, 2.454%, due 11/01/18[2]	250,000,000	250,011,787
Total US government obligations (cost—$6,752,947,917)		6,752,947,917

Repurchase agreements—64.54%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.170% due 11/01/18, collateralized by $800 US Treasury Bond Principal STRIP, zero coupon due 11/15/24 and $409,214,700 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,001); proceeds: $400,168,778	400,000,000	400,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.170% due 11/05/18, collateralized by $205,048,500 US Treasury Bond, 3.375% due 05/15/44 and $738,382,400 US Treasury Notes, 1.625% to 2.750% due 04/30/23 to 05/15/26; (value—$918,000,020); proceeds: $900,379,750	$900,000,000	$900,000,000
Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.170% due 11/06/18, collateralized by $767,794,600 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$765,000,089); proceeds: $750,316,458	750,000,000	750,000,000
Repurchase agreement dated 10/26/18 with Barclays Bank PLC, 2.180% due 11/02/18, collateralized by $110,380,900 US Treasury Bond, 2.500% due 02/15/46 and $415,784,100 US Treasury Note, 2.875% due 10/31/20; (value—$510,000,018); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.180% due 11/07/18, collateralized by $512,679,100 US Treasury Notes, 2.875% due 10/31/20 to 05/15/28; (value—$510,000,030); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $270,848,900 US Treasury Bond, 3.000% due 11/15/44, $295,978,200 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $565,789,200 US Treasury Inflation Index Notes, 0.125% to 1.250% due 04/15/20 to 07/15/20 and $456,098,100 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$1,632,000,168); proceeds: $1,600,097,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.160% due 11/06/18, collateralized by $772,000 US Treasury Bonds, 3.125% to 8.125% due 08/15/19 to 11/15/41, $89,064,700 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $139,848,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $115,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/39 to 08/15/39 and $32,527,500 US Treasury Notes, 1.250% to 2.875% due 08/31/19 to 08/31/25; (value—$255,000,013); proceeds: $250,105,000	250,000,000	250,000,000

24

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.190% due 11/01/18, collateralized by $166,438,500 US Treasury Bonds, 2.500% to 8.125% due 08/15/19 to 05/15/46, $1,511,900 US Treasury Inflation Index Bonds, 0.750% to 3.625% due 04/15/28 to 02/15/46, $5,896,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 08/15/46, $628,387,606 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 08/15/47 and $520,471,300 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 04/30/25; (value—$1,020,000,098); proceeds: $1,000,060,833	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $8,470,000 US Treasury Bond, 6.500% due 11/15/26 and $91,665,000 US Treasury Notes, 1.375% to 2.875% due 07/31/20 to 08/15/26; (value—$102,002,190); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $411,595,000 US Treasury Bill, zero coupon due 08/15/19, $31,940,000 US Treasury Bond, 8.750% due 05/15/20, $950,000,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $996,705,000 US Treasury Notes, 1.000% to 3.625% due 08/15/19 to 02/28/22; (value—$2,458,200,483); proceeds: $2,410,147,947	2,410,000,000	2,410,000,000
Repurchase agreement dated 10/25/18 with Goldman Sachs & Co., 2.170% due 11/01/18, collateralized by $294,864,700 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25; (value—$306,000,002); proceeds: $300,126,583	300,000,000	300,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.170% due 11/06/18, collateralized by $73,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $135,625,600 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $177,276,700 US Treasury Notes, 2.125% to 2.750% due 09/30/21 to 08/31/23; (value—$459,000,078); proceeds: $450,189,875	450,000,000	450,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/26/18 with MUFG Securities Americas Inc., 2.150% due 11/02/18, collateralized by $124,189,400 US Treasury Bills, zero coupon due 12/11/18 to 06/20/19, $29,305,600 US Treasury Bonds, 2.500% to 4.500% due 05/15/38 to 02/15/46, $77,276,700 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $685,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $523,759,500 US Treasury Notes, 1.125% to 3.500% due 12/31/18 to 08/15/28; (value—$816,000,151); proceeds: $800,334,444	$800,000,000	$800,000,000
Repurchase agreement dated 10/30/18 with MUFG Securities Americas Inc., 2.150% due 11/06/18, collateralized by $23,925,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45 and $299,943,300 US Treasury Notes, 1.375% to 2.875% due 03/31/20 to 05/15/28; (value—$306,000,069); proceeds: $300,125,417	300,000,000	300,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $914,500 US Treasury Inflation Index Notes, 0.375% to 0.500% due 07/15/27 to 01/15/28 and $829,234,800 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value—$816,000,055); proceeds: $800,048,000	800,000,000	800,000,000
Repurchase agreement dated 10/31/18 with Mizuho Securities USA LLC, 2.190% due 11/01/18, collateralized by $5,233,700 US Treasury Bill, zero coupon due 10/10/19, $30,372,000 US Treasury Bonds, 3.125% due 02/15/42 to 05/15/48, $150,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $384,221,000 US Treasury Notes, 1.125% to 2.750% due 04/30/20 to 02/15/28; (value—$408,000,064); proceeds: $400,024,333	400,000,000	400,000,000
Total repurchase agreements (cost—$11,460,000,000)		11,460,000,000
Total investments (cost—$18,212,947,917 which approximates cost for federal income tax purposes)—102.57%		18,212,947,917

Liabilities in excess of other assets—(2.57)%		(455,712,654)
Net assets—100.00%		$17,757,235,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 26.

25

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$6,752,947,917	$—	$6,752,947,917
Repurchase agreements	—	11,460,000,000	—	11,460,000,000
Total	$—	$18,212,947,917	$—	$18,212,947,917

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

26

Master Trust

Statement of assets and liabilities

October 31, 2018 (unaudited)

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at value (cost—$10,523,067,001 and $6,752,947,917, respectively)	$10,523,067,001	$6,752,947,917
Repurchase agreements, at value (cost—$3,820,000,000 and $11,460,000,000, respectively)	3,820,000,000	11,460,000,000
Total investments in securities, at value (cost—$14,343,067,001 and $18,212,947,917, respectively)	$14,343,067,001	$18,212,947,917
Cash	7,728,466	6,758,235
Receivable for interest	7,181,828	1,736,458
Total assets	14,357,977,295	18,221,442,610

Liabilities:
Payable for investments purchased	240,917,849	461,450,836
Payable to affiliate	2,406,737	2,756,511
Total liabilities	243,324,586	464,207,347
Net assets, at value	$14,114,652,709	$17,757,235,263

See accompanying notes to financial statements.

27

Master Trust

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	Government Master Fund	Treasury Master Fund
Investment income:

Interest	$148,977,986	$171,813,753
Expenses:

Investment advisory and administration fees	7,594,525	8,773,563
Trustees’ fees and expenses	39,762	56,231
Net expenses	7,634,287	8,829,794
Net investment income	141,343,699	162,983,959
Net realized gains	3,855	91
Net increase in net assets resulting from operations	$141,347,554	$162,984,050

See accompanying notes to financial statements.

28

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$141,343,699	$168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

	Treasury Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$162,983,959	$192,464,538
Net realized gains	91	28,283
Net increase in net assets resulting from operations	162,984,050	192,492,821
Net decrease in net assets from beneficial interest transactions	(435,693,776)	(357,542,511)
Net decrease in net assets	(272,709,726)	(165,049,690)
Net assets:

Beginning of period	18,029,944,989	18,194,994,679
End of period	$17,757,235,263	$18,029,944,989

See accompanying notes to financial statements.

29

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

30

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.85%[1]	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.94%	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of period (000’s)	$17,757,235	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

31

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not

32

Master Trust

Notes to financial statements (unaudited)

represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus

33

Master Trust

Notes to financial statements (unaudited)

any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$2,406,737
Treasury Master Fund	2,756,511

34

Master Trust

Notes to financial statements (unaudited)

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2018, the Master Funds did not purchase and sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Treasury Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$18,448,037,605	$36,198,417,823
Withdrawals	(18,883,731,381)	(36,555,960,334)
Net decrease in beneficial interest	$(435,693,776)	$(357,542,511)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

35

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

36

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

37

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”) and Treasury Master Fund (“Treasury Master”) (each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its

38

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management

39

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

In light of the foregoing, the board determined that the management fees for each of Government Master and Treasury Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder

40

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

41

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

42

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1382

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2018

UBS Ultra Short Income Fund

December 19, 2018

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) from its inception on May 29, 2018 through October 31, 2018 (the “reporting period”).

Performance

For the period from May 29, 2018 through October 31, 2018, Class A shares of UBS Ultra Short Income Fund returned 0.96%, while Class P shares returned 0.90% and Class I shares returned 0.91% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML 3-month U.S. Treasury Bill Index1 (the “Index”) returned 0.84%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.

The lengthy US economic expansion continued during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 2.2% seasonally adjusted annualized rate during the first quarter of 2018. Second quarter 2018 GDP grew at a 4.2% rate. This represented the strongest pace since the third quarter of 2014. The initial estimate for third quarter 2018 GDP growth was 3.5%.

Q.	How did the Fed react to the economic environment?
A.

As expected, the US Federal Reserve Board (the “Fed”) continued to normalize monetary policy during the reporting period. Starting in October 2017, the Fed began reducing its sizable balance sheet. In addition, the Fed raised rates in June and September 2018. The September move pushed the federal funds rate to a range between 2.00% and 2.25%. After the close of the reporting period, the Fed made one additional 0.25% rate hike on December 19, 2018, while continuing to pare its balance sheet.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocations to the credit sectors were the main drivers of its performance versus the benchmark. In particular, the Fund’s commercial paper exposure was additive to results given the short duration nature of these securities and the generally rising interest rate environment. Elsewhere, the Fund’s duration positioning did not meaningfully impact its performance during the period.

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.

The Fund’s largest exposures were in corporate notes (60.2%) and commercial paper (27.4%). The Fund also diversified its portfolio by investing in certificates of deposit (8.9%), asset-backed securities (4.3%) and another short-term investment (0.1%).

[1]

ICE BofAML 3-month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

James K. Law

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

In our view, the US economy has the momentum to continue expanding heading into 2019. While inflation may edge higher, we expect it to be generally well behaved. Against this backdrop, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on current income while seeking to maintain low volatility of principal.

Derivatives were not used during the reporting period.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	James K Law Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the period from its inception on May 29, 2018 through October 31, 2018. The views and opinions in the letter were current as of December 19, 2018. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/18 (unaudited)

Inception[1]
Class A	0.96%
Class P	0.90
Class I	0.91
ICE BofAML US 3-Month Treasury Bill Index[2]	0.84

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2018 prospectuses were as follows: Class A—0.71% and 0.35%; Class P—0.61% and 0.25%; Class I—0.59% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2019 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A, 0.25% for Class P and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Classes A, P, and I of UBS Ultra Short Income Fund was May 29, 2018.
[2]

The ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of three-month Treasury Bills. The index is unmanaged and does not include any expenses, fees or sales charges.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018 (unless otherwise noted).

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

The Fund commenced operations on May 29, 2018, as reflected in the actual example. The hypothetical example reflects activity for the one-half year period from May 1, 2018 to October 31, 2018. This projection assumes that the Fund’s expense ratio during its actual period (May 29, 2018 through October 31, 2018) would have been in effect during the one-half year period from May 1, 2018 to October 31, 2018.

	Beginning account value[1]	Ending account value October 31, 2018	Expenses paid during period[2]	Expense ratio during the period

Class A
Actual	$1,000.00	$1,009.60	$1.16	0.27%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.84	1.38	0.27

Class P
Actual	1,000.00	1,009.00	0.73	0.17
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.87	0.17

Class I
Actual	1,000.00	1,009.10	0.69	0.16
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.82	0.16

[1]	May 29, 2018 for Actual. May 1, 2018 for Hypothetical.
[2]

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 156 divided by 365 (to reflect the actual days in the period) for the actual example and 184 divided by 365 (to reflect the one-half year period) for the hypothetical example.

5

UBS Ultra Short Income Fund

Portfolio statistics—October 31, 2018 (unaudited)

Top ten holdings[1]	Percentage of net assets
Schlumberger Holdings Corp., 2.350% due 12/21/18	2.0%
Credit Suisse AG, 2.300% due 05/28/19	1.4
Barclays Bank PLC, 2.400% due 12/20/18	1.3
DuPont (E.I.) De Nemours & Co., 2.400% due 11/05/18	1.2
Societe Generale SA, 2.707% due 05/07/19	1.1
BNP Paribas SA, 2.658% due 04/26/19	1.1
Bank of Nova Scotia, 2.619% due 09/21/20	1.1
Ecolab, Inc., 2.000% due 01/14/19	1.0
Hyundai Capital America, 2.460% due 11/13/18	1.0
BPCE SA, 2.500% due 12/10/18	1.0
Total	12.2%

Top five issuer breakdown by country or territory of origin[1]	Percentage of total investments
United States	56.0%
Canada	9.6
France	7.1
United Kingdom	6.7
Australia	5.2
Total	84.6%

Asset allocation[1]	Percentage of net assets
Corporate notes	60.2%
Commercial paper	27.4
Certificates of deposit	8.9
Asset-backed securities	4.3
Short-term investment	0.1
Liabilities in excess of other assets	(0.9)
Total	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

6

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Corporate notes—60.24%
Aerospace & defense—0.04%
Lockheed Martin Corp. 1.850%, due 11/23/18	$500,000	$499,751

Automotive—4.22%
American Honda Finance Corp. 1.700%, due 02/22/19	6,000,000	5,978,584
BMW US Capital LLC
3 mo. USD LIBOR + 0.370%, 2.689%, due 08/14/20[1,2]	3,000,000	3,006,373
3 mo. USD LIBOR + 0.410%, 2.744%, due 09/13/19[1,2]	500,000	501,200
3 mo. USD LIBOR + 0.500%, 2.819%, due 08/13/21[1,2]	2,510,000	2,512,186
3 mo. USD LIBOR + 0.410%, 2.835%, due 04/12/21[1,2]	3,413,000	3,409,951
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 2.891%, due 05/04/21[1,2]	100,000	100,048
3 mo. USD LIBOR + 0.670%, 2.891%, due 11/05/21[1,2]	4,500,000	4,500,000
3 mo. USD LIBOR + 0.630%, 3.038%, due 01/06/20[1,2]	4,850,000	4,871,340
3 mo. USD LIBOR + 0.620%, 3.140%, due 10/30/19[1,2]	600,000	602,353
3 mo. USD LIBOR + 0.740%, 3.148%, due 07/05/19[1,2]	2,500,000	2,507,276
Ford Motor Credit Co. LLC 2.375%, due 03/12/19	2,000,000	1,993,364
3 mo. USD LIBOR + 0.830%, 3.164%, due 03/12/19[1]	750,000	750,487
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 1.270%, 3.678%, due 10/04/19[1]	45,000	45,275
3 mo. USD LIBOR + 1.450%, 3.791%, due 05/09/19[1]	400,000	401,878
3 mo. USD LIBOR + 2.060%, 4.496%, due 01/15/19[1]	500,000	501,607
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 2.776%, due 09/28/20[1,2]	1,000,000	999,668
3 mo. USD LIBOR + 0.390%, 2.826%, due 07/13/20[1,2]	200,000	199,767
3 mo. USD LIBOR + 0.520%, 2.854%, due 03/15/21[1,2]	3,375,000	3,380,234
3 mo. USD LIBOR + 0.520%, 2.854%, due 09/13/19[1,2]	426,000	426,833
3 mo. USD LIBOR + 0.630%, 2.983%, due 09/21/21[1,2]	2,500,000	2,504,838
3 mo. USD LIBOR + 1.010%, 3.337%, due 03/08/19[1,2]	100,000	100,288
PACCAR Financial Corp.
3 mo. USD LIBOR + 0.260%, 2.601%, due 05/10/21[1]	500,000	500,781
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.170%, 2.508%, due 09/18/20[1]	12,000,000	11,988,682

	Face Amount	Value
Corporate notes—(continued)
Automotive—(concluded)
3 mo. USD LIBOR + 0.280%, 2.716%, due 04/13/21[1]	$750,000	$750,127
Volkswagen International Finance NV 2.125%, due 11/20/18[2]	4,698,000	4,696,695

		57,229,835

Banking-non-US—28.29%
ABN AMRO Bank NV 2.100%, due 01/18/19[2]	5,250,000	5,242,309
3 mo. USD LIBOR + 0.410%, 2.860%, due 01/19/21[1,2]	4,745,000	4,742,248
3 mo. USD LIBOR + 0.570%, 2.881%, due 08/27/21[1,2]	13,220,000	13,230,973
3 mo. USD LIBOR + 0.640%, 3.085%, due 01/18/19[1,2]	600,000	600,504
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 3.519%, due 07/28/21[1,2]	5,900,000	5,976,139
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.661%, due 11/09/20[1,2]	5,925,000	5,930,662
3 mo. USD LIBOR + 0.460%, 2.772%, due 05/17/21[1,2]	2,300,000	2,301,204
3 mo. USD LIBOR + 0.500%, 2.822%, due 08/19/20[1,2]	3,525,000	3,539,900
3 mo. USD LIBOR + 0.990%, 3.311%, due 06/01/21[1,2]	1,250,000	1,268,421
Bank of Montreal 2.375%, due 01/25/19	3,600,000	3,597,374
3 mo. USD LIBOR + 0.340%, 2.776%, due 07/13/20[1]	6,573,000	6,587,627
3 mo. USD LIBOR + 0.460%, 2.896%, due 04/13/21[1]	10,180,000	10,203,129
3 mo. USD LIBOR + 0.650%, 3.095%, due 07/18/19[1]	1,400,000	1,405,571
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 2.700%, due 01/08/21[1]	375,000	374,911
3 mo. USD LIBOR + 0.390%, 2.826%, due 07/14/20[1]	802,000	803,724
3 mo. USD LIBOR + 0.440%, 2.909%, due 04/20/21[1]	150,000	150,363
3 mo. USD LIBOR + 0.620%, 2.936%, due 12/05/19[1]	1,175,000	1,181,244
Banque Federative du Credit Mutuel SA 1.900%, due 03/28/19[2]	1,850,000	1,844,678
2.750%, due 01/22/19[2]	2,860,000	2,859,022
3 mo. USD LIBOR + 0.490%, 2.959%, due 07/20/20[1,2]	3,296,000	3,304,285
Barclays Bank PLC
3 mo. USD LIBOR + 0.460%, 2.880%, due 01/11/21[1]	9,110,000	9,091,093
3 mo. USD LIBOR + 0.650%, 2.993%, due 08/07/20[1]	3,970,000	3,985,028
BNP Paribas SA 2.400%, due 12/12/18	1,789,000	1,788,707

7

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Corporate notes—(continued)
Banking-non-US—(continued)
BNZ International Funding Ltd. 2.350%, due 03/04/19[2]	$800,000	$798,631
3 mo. USD LIBOR + 0.700%, 3.012%, due 02/21/20[1,2]	1,000,000	1,004,966
BPCE SA 2.500%, due 12/10/18	13,345,000	13,341,772
2.500%, due 07/15/19	5,000,000	4,976,320
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 2.718%, due 10/05/20[1]	8,780,000	8,800,540
3 mo. USD LIBOR + 0.315%, 2.874%, due 02/02/21[1]	4,470,000	4,473,153
Commonwealth Bank of Australia 2.050%, due 03/15/19	2,000,000	1,994,369
2.250%, due 03/13/19	4,000,000	3,993,405
3 mo. USD LIBOR + 0.400%, 2.737%, due 09/18/20[1,2]	6,935,000	6,954,944
3 mo. USD LIBOR + 0.450%, 2.777%, due 03/10/20[1,2]	4,210,000	4,219,421
3 mo. USD LIBOR + 0.830%, 3.153%, due 09/06/21[1,2]	1,250,000	1,263,387
3 mo. USD LIBOR + 1.060%, 3.394%, due 03/15/19[1,2]	870,000	872,918
Cooperatieve Rabobank UA 1.375%, due 08/09/19	2,500,000	2,467,299
2.250%, due 01/14/19	5,073,000	5,069,251
3 mo. USD LIBOR + 0.430%, 2.938%, due 04/26/21[1]	7,965,000	7,983,874
Credit Agricole SA 2.500%, due 04/15/19[3]	4,145,000	4,138,300
2.500%, due 04/15/19[2]	1,910,000	1,906,913
3 mo. USD LIBOR + 0.800%, 3.236%, due 04/15/19[1,2]	1,470,000	1,474,197
3 mo. USD LIBOR + 0.970%, 3.297%, due 06/10/20[1,2]	850,000	858,956
Credit Suisse AG 2.300%, due 05/28/19	19,426,000	19,363,127
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 4.735%, due 04/16/21[1]	250,000	259,919
DnB Bank ASA
3 mo. USD LIBOR + 0.370%, 2.768%, due 10/02/20[1,2]	6,792,000	6,803,281
3 mo. USD LIBOR + 1.070%, 3.391%, due 06/02/21[1,2]	2,000,000	2,031,632
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 2.850%, due 10/30/20[1,2]	4,060,000	4,066,438
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 2.922%, due 05/18/21[1]	8,900,000	8,909,861
3 mo. USD LIBOR + 2.240%, 4.567%, due 03/08/21[1]	6,062,000	6,296,575
ING Bank NV 2.000%, due 11/26/18[2]	3,000,000	2,998,710
3 mo. USD LIBOR + 0.690%, 3.086%, due 10/01/19[1,2]	1,500,000	1,506,151

	Face Amount	Value
Corporate notes—(continued)
Banking-non-US—(continued)
3 mo. USD LIBOR + 1.130%, 3.496%, due 03/22/19[1,2]	$1,600,000	$1,606,120
Lloyds Bank PLC 2.050%, due 01/22/19	1,061,000	1,058,909
3 mo. USD LIBOR + 0.490%, 2.833%, due 05/07/21[1]	3,500,000	3,504,547
Macquarie Bank Ltd. 1.870%, due 02/28/19[2]	2,100,000	2,093,095
3 mo. USD LIBOR + 1.120%, 3.629%, due 07/29/20[1,2]	4,080,000	4,130,049
Macquarie Group Ltd. 3.000%, due 12/03/18[2]	163,000	163,046
Mizuho Bank Ltd. 2.450%, due 04/16/19[2]	8,593,000	8,575,542
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 3.474%, due 09/13/21[1]	1,250,000	1,267,568
MUFG Bank Ltd. 2.300%, due 03/10/19[2]	1,000,000	997,737
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 2.775%, due 01/12/21[1,2]	7,250,000	7,240,709
3 mo. USD LIBOR + 0.510%, 2.820%, due 05/22/20[1,2]	4,095,000	4,108,765
3 mo. USD LIBOR + 0.420%, 2.869%, due 04/17/19[1,2]	500,000	500,361
3 mo. USD LIBOR + 0.690%, 3.017%, due 12/09/19[1,2]	5,250,000	5,278,661
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.889%, due 11/02/20[1]	3,605,000	3,603,297
3 mo. USD LIBOR + 0.560%, 2.894%, due 06/12/20[1]	1,569,000	1,576,471
Nordea Bank AB
3 mo. USD LIBOR + 0.470%, 2.787%, due 05/29/20[1,2]	900,000	901,638
3 mo. USD LIBOR + 0.990%, 3.301%, due 05/27/21[1,2]	3,450,000	3,496,559
Royal Bank of Canada 2.000%, due 12/10/18	10,000,000	9,993,200
3 mo. USD LIBOR + 0.240%, 2.748%, due 10/26/20[1]	625,000	625,140
3 mo. USD LIBOR + 0.390%, 2.910%, due 04/30/21[1]	3,538,000	3,543,049
3 mo. USD LIBOR + 0.480%, 2.989%, due 07/29/19[1]	750,000	751,696
3 mo. USD LIBOR + 0.710%, 3.146%, due 04/15/19[1]	250,000	250,609
Santander UK PLC
3 mo. USD LIBOR + 0.300%, 2.648%, due 11/03/20[1]	6,200,000	6,198,520
3 mo. USD LIBOR + 0.620%, 2.941%, due 06/01/21[1]	1,550,000	1,556,162
3 mo. USD LIBOR + 1.480%, 3.812%, due 03/14/19[1]	3,800,000	3,818,426
Skandinaviska Enskilda Banken AB 2.375%, due 11/20/18[2]	1,500,000	1,499,562

8

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Corporate notes—(continued)
Banking-non-US—(concluded)
2.375%, due 03/25/19[2]	$4,225,000	$4,214,053
3 mo. USD LIBOR + 0.430%, 2.742%, due 05/17/21[1,2]	11,450,000	11,441,653
3 mo. USD LIBOR + 0.570%, 2.904%, due 09/13/19[1,2]	1,650,000	1,655,881
Sumitomo Mitsui Banking Corp. 1.966%, due 01/11/19	250,000	249,581
2.450%, due 01/10/19	1,500,000	1,498,909
3 mo. USD LIBOR + 0.310%, 2.755%, due 10/18/19[1]	3,500,000	3,501,085
3 mo. USD LIBOR + 0.350%, 2.799%, due 01/17/20[1]	1,750,000	1,751,657
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.680%, 4.007%, due 03/09/21[1]	1,900,000	1,953,643
Sumitomo Mitsui Trust Bank Ltd. 2.050%, due 03/06/19[2]	2,480,000	2,473,194
3 mo. USD LIBOR + 0.440%, 2.779%, due 09/19/19[1,2]	1,700,000	1,703,339
Svenska Handelsbanken AB 2.250%, due 06/17/19	4,257,000	4,235,754
3 mo. USD LIBOR + 0.360%, 2.687%, due 09/08/20[1]	11,000,000	11,022,073
3 mo. USD LIBOR + 0.470%, 2.782%, due 05/24/21[1]	8,020,000	8,060,017
3 mo. USD LIBOR + 0.490%, 2.813%, due 09/06/19[1]	2,992,000	2,999,419
Toronto-Dominion Bank/The
3 mo. USD LIBOR + 0.260%, 2.594%, due 09/17/20[1]	3,900,000	3,904,914
3 mo. USD LIBOR + 0.280%, 2.611%, due 06/11/20[1]	8,290,000	8,300,172
3 mo. USD LIBOR + 0.560%, 2.903%, due 11/05/19[1]	2,425,000	2,435,263
3 mo. USD LIBOR + 1.000%, 3.408%, due 04/07/21[1]	100,000	101,543
Westpac Banking Corp.
3 mo. USD LIBOR + 0.280%, 2.594%, due 05/15/20[1]	1,265,000	1,265,417
3 mo. USD LIBOR + 0.430%, 2.753%, due 03/06/20[1]	8,116,000	8,137,846
3 mo. USD LIBOR + 0.340%, 2.830%, due 01/25/21[1]	5,000,000	5,002,057
3 mo. USD LIBOR + 0.710%, 3.048%, due 05/13/19[1]	500,000	501,450
3 mo. USD LIBOR + 0.610%, 3.059%, due 01/17/19[1]	200,000	200,205
3 mo. USD LIBOR + 1.000%, 3.338%, due 05/13/21[1]	100,000	101,553

		383,887,542

Banking-US—16.12%
American Express Co.
3 mo. USD LIBOR + 0.525%, 2.837%, due 05/17/21[1]	6,525,000	6,533,507
American Express Credit Corp.
3 mo. USD LIBOR + 0.430%, 2.751%, due 03/03/20[1]	8,292,000	8,316,418

	Face Amount	Value
Corporate notes—(continued)
Banking-US—(continued)
3 mo. USD LIBOR + 0.570%, 3.090%, due 10/30/19[1]	$2,532,000	$2,538,642
Bank of America Corp. 2.600%, due 01/15/19	3,150,000	3,148,456
2.650%, due 04/01/19	8,250,000	8,243,853
3 mo. USD LIBOR + 1.040%, 3.476%, due 01/15/19[1]	1,500,000	1,502,923
Bank of America N.A.
3 mo. USD LIBOR + 0.250%, 2.561%, due 08/28/20[1]	5,000,000	5,002,086
Bank of New York Mellon Corp./The
3 mo. USD LIBOR + 0.870%, 3.182%, due 08/17/20[1]	6,000,000	6,070,301
BB&T Corp.
3 mo. USD LIBOR + 0.220%, 2.761%, due 02/01/21[1]	780,000	778,301
3 mo. USD LIBOR + 0.570%, 2.904%, due 06/15/20[1]	7,190,000	7,227,198
3 mo. USD LIBOR + 0.660%, 3.201%, due 02/01/19[1]	510,000	510,449
Branch Banking & Trust Co.
3 mo. USD LIBOR + 0.530%, 3.071%, due 05/01/19[1]	115,000	115,156
Capital One Bank USA N.A.
2.250%, due 02/13/19	2,185,000	2,180,301
2.300%, due 06/05/19	4,949,000	4,929,466
3 mo. USD LIBOR + 0.700%, 3.027%, due 12/09/19[1]	1,750,000	1,759,770
Capital One Financial Corp.
3 mo. USD LIBOR + 0.760%, 3.098%, due 05/12/20[1]	990,000	994,772
Capital One N.A.
3 mo. USD LIBOR + 0.765%, 3.099%, due 09/13/19[1]	3,500,000	3,514,957
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 2.769%, due 10/20/20[1]	450,000	449,942
3 mo. USD LIBOR + 0.500%, 2.834%, due 06/12/20[1]	5,175,000	5,198,479
3 mo. USD LIBOR + 0.320%, 2.861%, due 05/01/20[1]	2,400,000	2,403,509
Citigroup, Inc.
3 mo. USD LIBOR + 0.790%, 3.204%, due 01/10/20[1]	4,000,000	4,021,404
3 mo. USD LIBOR + 0.930%, 3.247%, due 06/07/19[1]	4,125,000	4,142,935
3 mo. USD LIBOR + 1.190%, 3.749%, due 08/02/21[1]	2,000,000	2,033,200
3 mo. USD LIBOR + 1.310%, 3.818%, due 10/26/20[1]	1,250,000	1,272,700
Fifth Third Bancorp
2.300%, due 03/01/19	5,420,000	5,412,662
Fifth Third Bank
2.375%, due 04/25/19	4,000,000	3,989,120
3 mo. USD LIBOR + 0.250%, 2.770%, due 10/30/20[1]	1,375,000	1,375,650

9

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Corporate notes—(continued)
Banking-US—(continued)
3 mo. USD LIBOR + 0.440%, 2.948%, due 07/26/21[1]	$1,700,000	$1,699,185
3 mo. USD LIBOR + 0.590%, 2.971%, due 09/27/19[1]	545,000	546,153
Goldman Sachs Group, Inc./The
2.000%, due 04/25/19	5,000,000	4,976,120
3 mo. USD LIBOR + 0.800%, 3.134%, due 12/13/19[1]	4,639,000	4,666,308
3 mo. USD LIBOR + 1.020%, 3.497%, due 10/23/19[1]	4,300,000	4,329,285
3 mo. USD LIBOR + 1.040%, 3.530%, due 04/25/19[1]	250,000	251,111
3 mo. USD LIBOR + 1.200%, 3.534%, due 09/15/20[1]	2,425,000	2,458,729
3 mo. USD LIBOR + 1.160%, 3.637%, due 04/23/20[1]	5,341,000	5,400,043
3 mo. USD LIBOR + 1.770%, 4.081%, due 02/25/21[1]	500,000	513,740
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.550%, 2.877%, due 03/09/21[1]	100,000	100,129
3 mo. USD LIBOR + 0.680%, 3.001%, due 06/01/21[1]	4,561,000	4,567,841
3 mo. USD LIBOR + 0.630%, 3.139%, due 01/28/19[1]	792,000	793,091
3 mo. USD LIBOR + 0.840%, 3.206%, due 03/22/19[1]	3,000,000	3,005,872
3 mo. USD LIBOR + 1.205%, 3.714%, due 10/29/20[1]	3,110,000	3,163,768
6.300%, due 04/23/19	2,750,000	2,794,502
JPMorgan Chase Bank N.A.
3 mo. USD LIBOR + 0.250%, 2.588%, due 02/13/20[1]	570,000	570,180
KeyCorp
2.300%, due 12/13/18	11,509,000	11,504,166
Mizuho Securities USA LLC
3 mo. USD LIBOR + 0.200%, 2.566%, due 09/24/19[1,2]	7,500,000	7,499,298
Morgan Stanley
2.450%, due 02/01/19	5,825,000	5,818,712
2.500%, due 01/24/19	2,500,000	2,498,150
3 mo. USD LIBOR + 0.800%, 3.119%, due 02/14/20[1]	325,000	325,423
3 mo. USD LIBOR + 0.740%, 3.217%, due 07/23/19[1]	250,000	250,846
3 mo. USD LIBOR + 1.400%, 3.869%, due 04/21/21[1]	6,492,000	6,627,508
3 mo. USD LIBOR + 1.375%, 3.916%, due 02/01/19[1]	2,400,000	2,406,755
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 2.719%, due 01/22/21[1]	5,670,000	5,665,880
SunTrust Bank
3 mo. USD LIBOR + 0.530%, 3.057%, due 01/31/20[1]	966,000	969,081
SunTrust Banks, Inc.
2.350%, due 11/01/18	5,689,000	5,689,000

	Face Amount	Value
Corporate notes—(continued)
Banking-US—(concluded)
2.500%, due 05/01/19	$6,674,000	$6,658,308
US Bank N.A.
3 mo. USD LIBOR + 0.125%, 2.574%, due 01/17/20[1]	535,000	534,712
3 mo. USD LIBOR + 0.290%, 2.602%, due 05/21/21[1]	2,030,000	2,030,566
3 mo. USD LIBOR + 0.140%, 2.617%, due 10/23/20[1]	600,000	599,123
Wells Fargo & Co.
2.125%, due 04/22/19	3,000,000	2,989,164
2.150%, due 01/15/19	6,500,000	6,492,784
3 mo. USD LIBOR + 1.010%, 3.327%, due 12/07/20[1]	750,000	759,384
3 mo. USD LIBOR + 0.880%, 3.349%, due 07/22/20[1]	1,131,000	1,140,535
3 mo. USD LIBOR + 1.340%, 3.661%, due 03/04/21[1]	6,000,000	6,121,848
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.650%, 2.973%, due 12/06/19[1]	3,500,000	3,515,112
3 mo. USD LIBOR + 0.500%, 2.977%, due 07/23/21[1]	5,130,000	5,133,519

		218,732,088

Cable & satellite TV—0.53%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 2.848%, due 10/01/21[1]	7,140,000	7,142,620

Chemicals—1.05%
Ecolab, Inc. 2.000%, due 01/14/19	14,220,000	14,198,943

Construction machinery—0.58%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.130%, 2.447%, due 11/29/19[1]	250,000	250,003
3 mo. USD LIBOR + 0.280%, 2.597%, due 09/07/21[1]	5,000,000	4,987,640
3 mo. USD LIBOR + 0.280%, 2.646%, due 03/22/19[1]	375,000	375,296
3 mo. USD LIBOR + 0.510%, 2.924%, due 01/10/20[1]	1,300,000	1,305,913
John Deere Capital Corp.
3 mo. USD LIBOR + 0.285%, 2.693%, due 10/09/19[1]	1,000,000	1,001,635

		7,920,487

Diversified manufacturing—0.29%
United Technologies Corp.
3 mo. USD LIBOR + 0.650%, 2.965%, due 08/16/21[1]	3,945,000	3,949,278

Electric—1.17%
Berkshire Hathaway Energy Co.
2.000%, due 11/15/18	4,450,000	4,448,972
Dominion Energy, Inc.
1.875%, due 01/15/19	500,000	498,935
3 mo. USD LIBOR + 0.550%, 2.871%, due 06/01/19[1,2]	275,000	275,451

10

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Corporate notes—(continued)
Electric—(concluded)
DTE Energy Co.
1.500%, due 10/01/19	$1,380,000	$1,359,467
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.507%, due 09/08/20[1]	2,750,000	2,753,893
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.315%, 2.636%, due 09/03/19[1]	3,972,000	3,976,707
3 mo. USD LIBOR + 0.480%, 2.821%, due 05/04/21[1]	2,600,000	2,606,983

		15,920,408

Health care—0.05%
CVS Health Corp.
3 mo. USD LIBOR + 0.630%, 2.957%, due 03/09/20[1]	250,000	250,814
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 3.134%, due 03/15/20[1]	500,000	504,128

		754,942

Health insurance—0.15%
Halfmoon Parent, Inc.
3 mo. USD LIBOR + 0.650%, 2.984%, due 09/17/21[1,2]	2,000,000	1,999,966

Life insurance—1.90%
Jackson National Life Global Funding
2.300%, due 04/16/19[2]	5,350,000	5,336,083
3 mo. USD LIBOR + 0.380%, 2.718%, due 02/13/19[1,2]	2,550,000	2,551,751
3 mo. USD LIBOR + 0.300%, 2.736%, due 10/15/20[1,2]	7,500,000	7,499,516
New York Life Global Funding
3 mo. USD LIBOR + 0.160%, 2.556%, due 10/01/20[1,2]	8,000,000	8,011,445
3 mo. USD LIBOR + 0.100%, 2.569%, due 01/21/20[1,2]	2,385,000	2,386,775

		25,785,570

Oil field services—1.99%
Schlumberger Holdings Corp.
2.350%, due 12/21/18[2]	26,966,000	26,953,245

Pharmaceuticals—1.93%
AbbVie, Inc.
2.000%, due 11/06/18	5,080,000	5,079,630
Amgen, Inc.
1.900%, due 05/10/19	6,730,000	6,696,993
3 mo. USD LIBOR + 0.450%, 2.788%, due 05/11/20[1]	6,250,000	6,264,336
3 mo. USD LIBOR + 0.600%, 2.910%, due 05/22/19[1]	357,000	357,596
AstraZeneca PLC
1.750%, due 11/16/18	3,600,000	3,598,448
1.950%, due 09/18/19	3,000,000	2,969,950
Gilead Sciences, Inc.
3 mo. USD LIBOR + 0.250%, 2.588%, due 09/20/19[1]	1,250,000	1,250,536

		26,217,489

	Face Amount	Value
Corporate notes—(concluded)
Tobacco—0.02%
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 2.909%, due 08/14/20[1,2]	$250,000	$250,755

Wirelines—1.91%
AT&T, Inc.
2.375%, due 11/27/18	2,050,000	2,049,385
3 mo. USD LIBOR + 0.650%, 3.086%, due 01/15/20[1]	1,200,000	1,204,425
3 mo. USD LIBOR + 0.910%, 3.221%, due 11/27/18[1]	3,400,000	3,401,537
British Telecommunications PLC
2.350%, due 02/14/19	1,500,000	1,496,948
Deutsche Telekom International Finance BV
1.500%, due 09/19/19[2]	411,000	404,863
3 mo. USD LIBOR + 0.450%, 2.789%, due 09/19/19[1,2]	2,250,000	2,254,128
Orange SA
2.750%, due 02/06/19	8,696,000	8,695,417
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 2.860%, due 05/22/20[1]	6,000,000	6,027,504
3 mo. USD LIBOR + 0.770%, 3.104%, due 06/17/19[1]	400,000	401,530

		25,935,737
Total corporate notes (cost—$817,934,806)		817,378,656

Asset-backed securities—4.29%
Ally Auto Receivables Trust, Series 2015-2, Class A4 1.840%, due 06/15/20	73,073	72,890
Series 2016-1, Class A4 1.730%, due 11/16/20	2,310,000	2,294,670
BMW Vehicle Lease Trust, Series 2016-2, Class A4 1.570%, due 02/20/20	4,300,000	4,276,786
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A2A 2.700%, due 08/19/20[2]	433,709	433,223
CNH Equipment Trust,
Series 2016-A, Class A3 1.480%, due 04/15/21	593,118	588,467
Series 2016-B, Class B3 1.630%, due 08/15/21	127,501	126,476
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1 1.760%, due 02/15/21	1,000,000	997,054
General Motors Financial Automobile Leasing Trust, Series 2016-3, Class A4 1.780%, due 05/20/20	500,000	497,621
Honda Auto Receivables Owner Trust, Series 2016-1, Class A4 1.380%, due 04/18/22	7,470,000	7,408,794
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4 1.650%, due 07/15/20[2]	5,125,000	5,104,550

11

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Asset-backed securities—(concluded)
Series 2017-A, Class A3 1.880%, due 08/17/20[2]	$3,301,494	$3,292,629
Hyundai Auto Receivables Trust, Series 2015-C, Class A4 1.780%, due 11/15/21	3,000,000	2,984,771
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2 1.810%, due 03/15/21[2]	5,790,000	5,769,358
John Deere Owner Trust, Series 2015-B, Class A4 1.780%, due 06/15/22	99,531	99,273
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A4 1.750%, due 12/15/21	3,290,000	3,272,321
Series 2016-1, Class A3 1.260%, due 02/16/21	113,843	112,901
MMAF Equipment Finance LLC, Series 2015-AA, Class A4 1.930%, due 07/16/21[2]	792,220	788,582
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A4 1.500%, due 09/15/21	1,165,278	1,160,278
Securitized Term Auto Receivables Trust,
Series 2016-1A, Class A3 1.524%, due 03/25/20[2]	937,951	934,366
Series 2017-1A, Class A3 1.890%, due 08/25/20[2]	3,325,478	3,310,518
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.040%, due 03/15/22	5,250,000	5,235,531
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4 1.690%, due 12/15/20	111,526	111,199
Verizon Owner Trust, Series 2016-1A, Class A 1.420%, due 01/20/21[2]	4,633,589	4,612,341
World Omni Auto Receivables Trust,
Series 2015-A, Class A4 1.750%, due 04/15/21	3,684,364	3,674,338
Series 2016-A, Class A3 1.770%, due 09/15/21	1,021,747	1,013,614
Total asset-backed securities (cost—$58,235,950)		58,172,551

Certificates of deposit—8.87%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 2.603%, due 08/28/20[1]	5,000,000	5,000,046
Bank of Nova Scotia
3 mo. USD LIBOR + 0.200%, 2.541%, due 11/09/18[1]	700,000	700,018
3 mo. USD LIBOR + 0.280%, 2.716%, due 10/15/19[1]	5,000,000	5,006,814
3 mo. USD LIBOR + 0.220%, 2.606%, due 12/30/19[1]	4,000,000	4,000,608
3 mo. USD LIBOR + 0.280%, 2.619%, due 09/21/20[1]	15,000,000	14,999,434

	Face Amount	Value
Certificates of deposit—(concluded)
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 2.658%, due 04/08/19[1]	$2,200,000	$2,201,517
3 mo. USD LIBOR + 0.150%, 2.658%, due 04/26/19[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.140%, 2.479%, due 06/19/19[1]	750,000	750,037
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.410%, 2.748%, due 09/20/19[1]	9,565,000	9,590,038
3 mo. USD LIBOR + 0.300%, 2.787%, due 07/24/20[1]	2,000,000	2,000,000
Cooperatieve Rabobank UA 1.780%, due 04/03/19	6,000,000	5,973,321
Credit Agricole Corporate & Investment Bank
2.150%, due 02/05/19	3,000,000	2,996,805
3 mo. USD LIBOR + 0.150%, 2.659%, due 04/29/19[1]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.350%, 2.870%, due 07/30/20[1]	5,500,000	5,500,100
3 mo. USD LIBOR + 0.400%, 2.766%, due 09/24/20[1]	5,000,000	5,000,000
Mizuho Bank Ltd.
3 mo. USD LIBOR + 0.300%, 2.827%, due 04/30/19[1]	150,000	150,130
3 mo. USD LIBOR + 0.400%, 2.796%, due 10/01/19[1]	1,000,000	1,001,843
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.450%, 2.777%, due 09/09/19[1]	480,000	480,642
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.521%, due 12/04/19[1]	75,000	75,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.150%, 2.472%, due 05/20/19[1]	380,000	380,056
Societe Generale SA
3 mo. USD LIBOR + 0.180%, 2.707%, due 05/07/19[1]	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%, 2.939%, due 08/02/19[1]	350,000	350,525
3 mo. USD LIBOR + 0.450%, 2.766%, due 09/05/19[1]	3,700,000	3,707,706
3 mo. USD LIBOR + 0.420%, 2.907%, due 07/20/20[1]	3,000,000	3,000,948
3 mo. USD LIBOR + 0.420%, 2.735%, due 08/28/20[1]	6,000,000	6,000,831
Sumitomo Mitsui Trust Bank Ltd.
3 mo. USD LIBOR + 0.390%, 2.707%, due 12/07/18[1]	6,350,000	6,352,476
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.573%, due 05/07/20[1]	190,000	189,547
Total certificates of deposit (cost—$120,408,442)		120,408,442

12

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[4]—27.41%
American Electric Power Co., Inc. 2.500%, due 11/06/18	$5,000,000	$4,998,264
Aon Corp. 2.430%, due 11/02/18	4,600,000	4,599,690
2.460%, due 11/15/18	9,000,000	8,991,390
Astrazeneca PLC 2.450%, due 12/04/18	5,000,000	4,988,771
2.533%, due 12/11/18	12,000,000	11,966,800
Bank Of China 2.300%, due 11/09/18	12,000,000	11,993,867
Barclays Bank PLC 2.400%, due 12/20/18	17,500,000	17,442,833
BNZ International Funding Ltd.
3 mo. USD LIBOR + 0.150%, 2.658%, due 04/26/19[1,2]	9,000,000	9,000,000
CNPC Finance HK Ltd.
2.590%, due 11/05/18	5,000,000	4,998,561
2.670%, due 11/16/18	7,750,000	7,741,378
Dominion Gas Holdings LLC
2.470%, due 11/05/18	13,000,000	12,996,432
Dow Chemical Co.
2.450%, due 11/13/18	7,000,000	6,994,283
2.480%, due 11/29/18	7,000,000	6,986,498
2.480%, due 11/30/18	3,254,000	3,247,499
2.510%, due 12/18/18	4,000,000	3,986,892
DTE Electric Co. 2.390%, due 11/05/18	10,000,000	9,997,344
DuPont (E.I.) De Nemours & Co. 2.400%, due 11/05/18	16,000,000	15,995,733
2.510%, due 11/23/18	5,000,000	4,992,331
Energy Transfer Partners LP 2.900%, due 11/07/18	9,000,000	8,995,650
ENI Finance USA, Inc. 2.470%, due 11/26/18	10,000,000	9,982,847
2.490%, due 11/28/18	7,000,000	6,986,928
2.520%, due 12/07/18	3,000,000	2,992,440
Ford Motor Credit Co. 2.410%, due 11/05/18	4,798,000	4,796,715
2.400%, due 12/06/18	4,000,000	3,990,667
General Motors Financial Co., Inc. 2.750%, due 11/28/18	9,000,000	8,981,437
2.780%, due 12/10/18	8,000,000	7,975,907
Glencore Funding LLC 2.500%, due 11/01/18	5,000,000	5,000,000
2.550%, due 11/05/18	5,500,000	5,498,442
2.591%, due 11/15/18	6,000,000	5,994,050
HP, Inc. 2.430%, due 11/02/18	7,000,000	6,999,527
2.500%, due 11/13/18	7,000,000	6,994,167
HSBC Bank PLC
3 mo. USD LIBOR + 0.150%, 2.640%, due 04/25/19[1,2]	5,000,000	5,000,000
Hyundai Capital America 2.460%, due 11/13/18	13,819,000	13,807,668
2.400%, due 11/27/18	2,951,000	2,945,885

	Face Amount	Value
Commercial paper[4]—(concluded)
ING US Funding LLC
3 mo. USD LIBOR + 0.100%, 2.525%, due 04/12/19[1]	$6,000,000	$ 6,000,179
J.P. Morgan Securities 2.440%, due 02/04/19	4,000,000	3,974,244
2.700%, due 03/01/19	7,000,000	6,937,000
3 mo. USD LIBOR + 0.200%, 2.727%, due 07/26/19[1]	6,000,000	6,000,000
Mondelez International, Inc. 2.360%, due 11/05/18	2,800,000	2,799,266
2.480%, due 12/03/18	3,500,000	3,492,284
2.720%, due 01/08/19	7,450,000	7,411,724
NextEra Energy Capital Holdings, Inc. 2.430%, due 11/15/18	7,000,000	6,993,385
Rabobank Nederland NV 2.470%, due 03/22/19	5,000,000	4,951,629
Reckitt Benckiser Treasury Services PLC 2.480%, due 11/13/18	2,000,000	1,998,347
Rockwell Collins, Inc.
2.500%, due 11/01/18	10,000,000	10,000,000
2.490%, due 11/16/18	4,000,000	3,995,850
2.540%, due 11/27/18	10,000,000	9,981,656
Schlumberger Holdings Corp. 2.450%, due 11/09/18	3,000,000	2,998,367
Spectra Energy Partners LP 2.390%, due 11/01/18	13,000,000	13,000,000
Suncor Energy, Inc. 2.420%, due 11/13/18	4,000,000	3,996,773
2.500%, due 11/14/18	6,000,000	5,994,583
Transcanada Pipelines Ltd. 2.430%, due 11/05/18	2,300,000	2,299,379
2.500%, due 11/05/18	3,200,000	3,199,111
2.410%, due 11/06/18	2,000,000	1,999,331
Walgreens Boots Alliance, Inc. 2.480%, due 11/07/18	5,000,000	4,997,933
Total commercial paper (cost—$371,881,937)		371,881,937

	Number of Shares
Short-term investment—0.05%
Investment company—0.05%
State Street Institutional U.S. Government Money Market Fund (cost—$625,454)	625,454	625,454
Total investments (cost—$1,369,086,589)—100.86%		1,368,467,040

Liabilities in excess of other assets—(0.86)%		(11,628,234)
Net assets—100.00%		$1,356,838,806

13

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate notes	$—	$817,378,656	$—	$817,378,656
Asset-backed securities	—	58,172,551	—	58,172,551
Certificates of deposit	—	120,408,442	—	120,408,442
Commercial paper	—	371,881,937	—	371,881,937
Short-term investment	—	625,454	—	625,454
Total	$—	$1,368,467,040	$—	$1,368,467,040

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $287,668,747, represented 21.20% of the Fund’s net assets at period end.

[3]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[4]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2018 (unaudited)

Assets:
Investments, at value (cost—$1,369,086,589)	$1,368,467,040
Cash	44,885
Receivable for fund shares sold	29,162,467
Receivable for interest	4,142,188
Deferred offering cost	104,172
Other assets	25,842
Total assets	1,401,946,594

Liabilities:
Payable for investments purchased	38,983,033
Payable for fund shares redeemed	5,308,811
Payable to affiliate	556,400
Dividends payable to shareholders	173,741
Payable to custodian	18,546
Accrued expenses and other liabilities	67,257
Total liabilities	45,107,788
Net assets	1,356,838,806

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,357,453,670
Distributable earnings (losses)	(614,864)
Net assets	$1,356,838,806

Class A
Net assets	$1,067,314,592
Shares outstanding	106,779,606
Net asset value and offering price per share	$10.00

Class P
Net assets	$238,959,044
Shares outstanding	23,929,904
Net asset value and offering price per share	$9.99

Class I
Net assets	$50,565,170
Shares outstanding	5,063,820
Net asset value and offering price per share	$9.99

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Statement of operations

For the period from May 29, 2018[1] to October 31, 2018 (unaudited)
Investment income:
Interest and other income	$6,883,078
Expenses:
Investment management and administration fees	812,512
Service fees—Class A	223,352
Transfer agency and related services fees—Class A	4,158
Transfer agency and related services fees—Class P	6,523
Transfer agency and related services fees—Class I	259
Amortization of offering costs	78,457
Professional services	52,664
Custody and accounting fees	18,546
Trustees’ fees	9,228
Shareholder reports	7,956
State registration fees	5,579
Interest expense	480
Other expenses	9,249
Total expenses	1,228,963
Fee waivers and/or expense reimbursements by investment advisor and administrator	(541,739)
Net expenses	687,224
Net investment income	6,195,854
Net realized loss	(16,335)
Net change in unrealized depreciation	(619,549)
Net realized and unrealized loss from investment activities	(635,884)
Net increase in net assets resulting from operations	$5,559,970

[1]	Commencement of operations.

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Statement of changes in net assets

For the period from May 29, 2018[1] to October 31, 2018 (unaudited)
From operations:

Net investment income	$ 6,195,854
Net realized loss	(16,335)
Net change in unrealized depreciation	(619,549)
Net increase in net assets resulting from operations	5,559,970
Total distributions—Class A*	(5,050,864)
Total distributions—Class P*	(926,540)
Total distributions—Class I*	(197,430)
Total distributions	(6,174,834)
From beneficial interest transactions:

Proceeds from shares sold	1,762,677,805
Cost of shares redeemed	(410,766,808)
Shares issued on reinvestment of dividends and distributions	5,542,673
Net increase in net assets from beneficial interest transactions	1,357,453,670
Net increase in net assets	1,356,838,806
Net assets:

Beginning of period	—
End of period	$1,356,838,806

[1]	Commencement of operations.
*	Distribution balances are presented in total to conform with SEC Regulation S-X amendments, effective November 5, 2018.

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

Class A
For the period from May 29, 2018[1] to October 31, 2018 (unaudited)
Net asset value, beginning of period	$10.00
Net investment income[2]	0.10
Net realized and unrealized loss	(0.00)[3]
Net increase from operations	0.10
Dividends from net investment income	(0.10)
Net asset value, end of period	$10.00
Total investment return[4]	0.96%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.46%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.27%[5,6]
Net investment income	2.27%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,067,315
Portfolio turnover	4%

Class P
For the period from May 29, 2018[1] to October 31, 2018 (unaudited)
Net asset value, beginning of period	$10.00
Net investment income[2]	0.10
Net realized and unrealized loss	(0.01)
Net increase from operations	0.09
Dividends from net investment income	(0.10)
Net asset value, end of period	$9.99
Total investment return[4]	0.90%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.43%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.17%[5,6]
Net investment income	2.37%[5]
Supplemental data:
Net assets, end of period (000’s)	$238,959
Portfolio turnover	4%

Footnotes on next page.

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Financial highlights (concluded)

Class I
For the period from May 29, 2018[1] to October 31, 2018 (unaudited)
Net asset value, beginning of period	$10.00
Net investment income[2]	0.10
Net realized and unrealized loss	(0.01)
Net increase from operations	0.09
Dividends from net investment income	(0.10)
Net asset value, end of period	$9.99
Total investment return[4]	0.91%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.16%[5,6]
Net investment income	2.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$50,565
Portfolio turnover	4%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]	Amount represents less than $0.005 per share.
[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-one series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on May 29, 2018.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the specific identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not

21

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

22

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Investments

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2018, UBS AM is owed $404,288 by the Fund, representing (1) investment advisory and administration fees (net of fee waivers/expense reimbursements) plus (2) estimated organizational expenses.

23

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23%, respectively through August 31, 2019. For the period ended October 31, 2018, UBS AM waived $329,695 in investment advisory and administration fees. The Fund will repay UBS AM for any such waived fees/ reimbursed during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2018, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021	Expires April 30, 2022
Class A	$244,974	$—	$—	$—	$244,974
Class P	71,802	—	—	—	71,802
Class I	12,919	—	—	—	12,919

UBS AM voluntarily agreed to waive 0.10% of its advisory fee in order to reduce the Fund’s expenses by 0.10% for the period May 29, 2018 until August 31, 2018. UBS AM voluntarily agreed to waive 0.08% of its advisory fee in order to reduce the Fund’s expenses by 0.08% for the period September 1, 2018 until September 30, 2018. UBS AM voluntarily agreed to waive 0.06% of its advisory fee in order to reduce the Fund’s expenses by 0.06% for the period October 1, 2018 until December 31, 2018. These voluntary fee waivers are in addition to the contractual fee waiver arrangements that cap the Fund’s ordinary operating expenses at 0.35% for Class A shares, 0.25% for Class P shares and 0.23% for Class I shares through August 31, 2019, as described in above. For the period ended October 31, 2018, UBS AM voluntarily waived fees of $212,044 for that purpose. These fee waivers will not be subject to future recoupment.

Service plan

UBS AM (US) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2018, the Fund owed UBS AM (US) $152,112 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2018, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $8,371 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash,

24

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which would be included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2018, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed or advised by UBS AM in a $125 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on prevailing rates in effect at the time of borrowing. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization. For the period ended October 31, 2018, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$1,318,246	4	$480	3.280%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2018, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $28,597,895. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended October 31, 2018, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $568,270,923 and $13,260,801, respectively.

25

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the period ended October 31, 2018*:

			Class A
			Shares	Amount
Shares sold			119,390,627	$1,193,906,269
Shares repurchased			(13,084,014)	(130,850,809)
Dividends reinvested			472,993	4,729,925
Net increase			106,779,606	$1,067,785,385

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	34,309,260	$342,758,830	22,622,523	$226,012,706
Shares repurchased	(10,451,684)	(104,414,370)	(17,567,731)	(175,501,629)
Dividends reinvested	72,328	722,555	9,028	90,193
Net increase	23,929,904	$239,067,015	5,063,820	$50,601,270

*	Commenced operations on May 29, 2018.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2019.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$85,660
Gross unrealized depreciation	(705,209)
Net unrealized depreciation	$(619,549)

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of October 31, 2018 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling
1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

27

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on May 22-23, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received information from UBS AM to assist them, including information about UBS AM, as well as the proposed advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also considered a memorandum previously provided by their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services to be provided under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services to be provided to the Fund by UBS AM under the Investment Advisory and Administration Contract. The board noted that in addition to investment advisory and administrative services, UBS AM would provide the Fund with operational, legal and compliance support. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex (the “NY Funds”), including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services provided to the NY Funds. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the NY Funds’ affairs and UBS AM’s role in coordinating and overseeing providers of other services to the NY Funds. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the NY Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM who would be responsible for the Fund and had previously received information regarding the persons proposed to be primarily responsible for the day-to-day management of the Fund, some of whom had previously met with the board in other contexts. The board recognized that several senior personnel at UBS AM report to the board regularly. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board noted that UBS AM was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that the nature, extent and quality of services proposed to be provided to the Fund under the Investment Advisory and Administration Contract were appropriate and consistent with the operational requirements of the Fund.

Proposed management fees and estimated expense ratios—The board reviewed and considered the proposed management fee payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services proposed to be provided by UBS AM. In addition, the board considered that, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM would be contractually obligated to waive its management fees and/or reimburse other expenses of the Fund so that the Fund’s ordinary total annual operating

28

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

expenses through August 31, 2019 (excluding dividend expense, borrowing costs, interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s proposed management fee, the board also received information comparing the fees to be charged by UBS AM to the Fund to the fees charged to a selected peer group of mutual funds with comparable investment strategies. The comparative information showed that the Fund’s proposed management fee and estimated total expenses, both on a gross basis and after taking into account the fee waiver/expense reimbursement agreement, were below the respective medians in the peer group. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the peer group.)

In light of the foregoing, the board determined that the proposed management fee was reasonable in light of the nature, extent and quality of services proposed to be provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—As the Fund had not yet commenced operations, the board was not able to review the Fund’s performance.

UBS AM profitability—The board noted that UBS AM could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the board could not evaluate the profitability of the Fund.

Economies of scale—The board discussed whether economies of scale would be realized by UBS AM with respect to the Fund, as its asset base grows, and the extent to which this is reflected in the level of the proposed management fee to be charged by UBS AM to the Fund. The board noted that, as the Fund had not yet commenced investment operations, economies of scale were not likely to be realized in the near future. The board considered the uncertainty of the estimated asset levels and was mindful of the renewal requirements for advisory agreements and their ability to review the Fund’s management fee, including in connection with the annual consideration of the Investment Advisory and Administration Contract after its initial term.

Other potential benefits to UBS AM—The board considered other potential benefits to UBS AM and its affiliates as a result of their anticipated relationship with the Fund, including the opportunity to offer additional product and services to Fund shareholders. In light of the estimated costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the NY Funds, the profits and other ancillary benefits that UBS AM and its affiliates may receive were expected to be reasonable in relation to the nature and quality of the services that were to be provided.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

29

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1698

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant is independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 7, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 7, 2019